UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2008

[LOGO OF USAA]
   USAA(R)

                         [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

 =======================================

     ANNUAL REPORT
     USAA EXTENDED MARKET INDEX FUND
     DECEMBER 31, 2008

 =======================================

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES WILSHIRE 4500 COMPLETION INDEX*.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion Index (Full Cap).

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

*On June 30, 2008, Dow Jones Indexes and Wilshire Associates finalized a conversion of the Dow Jones Wilshire 4500 Completion Index from a full-cap weighting to a float-adjusted weighting. Thus, what was once known as the Dow Jones Wilshire 4500 Completion Index (Full Cap) now is referred to as the Dow Jones Wilshire 4500 Completion Index.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                            2
MANAGER'S COMMENTARY                                                           4
FUND RECOGNITION                                                               6
INVESTMENT OVERVIEW                                                            7
FINANCIAL INFORMATION
 USAA EXTENDED MARKET INDEX FUND:
   Distributions to Shareholders                                              12
   Report of Independent Registered
     Public Accounting Firm                                                   13
   Financial Statements                                                       14
   Financial Highlights                                                       17
   Notes to Financial Statements                                              18
EXPENSE EXAMPLE                                                               25
TRUSTEES' AND OFFICERS' INFORMATION                                           27
 MASTER EXTENDED MARKET INDEX SERIES:
   Report of Independent Registered
     Public Accounting Firm                                                   35
   Schedule of Investments                                                    36
   Financial Statements                                                       93
   Financial Highlights                                                       96
   Notes to Financial Statements                                              97
OFFICERS' AND DIRECTORS' INFORMATION                                         105

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ULTIMATELY, THE ECONOMY WILL REGAIN ITS
FOOTING, AND INVESTMENTS MADE IN TODAY'S         [PHOTO OF CHRISTOPHER W. CLAUS]
ENVIRONMENT HAVE THE POTENTIAL TO
PROVIDE A SOLID FOUNDATION FOR THE FUTURE."

--------------------------------------------------------------------------------

JANUARY 2009

2008 is a year most investors would like to forget. Every major asset class, with the exception of Treasuries, was pummeled. The S&P 500 Index turned in its worst annual performance since 1933, falling 36.99% for the calendar year, as the credit crunch, brought on by years of excess -- easy credit, soaring consumer debt, a glut of housing, and large inventories of risky assets held by global institutions -- developed into a historic financial crisis and tipped the U.S. economy into recession. Europe, Japan, and Canada followed suit.

This recession probably will be longer and more severe than average. The economic and financial news continues to be dispiriting -- rising unemployment, continued foreclosures, falling home prices, high-profile corporate bankruptcies
- and I expect the headlines to get worse before they get better. 2009 is likely to be a difficult year for the economy.

It may be difficult for investors as well. At the time of this writing, a dark cloud of negativity hangs over the markets. The pessimism is reflected in the lower fundamental valuations for many asset classes. But recessions do not last forever. For me, that is the silver lining. Ultimately, the economy will regain its footing, and investments made in today's environment have the potential to provide a solid foundation for the future.

Valuations are getting more and more attractive, and I believe they eventually will capture the attention of patient investors who have

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2  | USAA EXTENDED MARKET INDEX FUND

================================================================================

time horizons of at least three to five years. In the months ahead, more long-term investors are likely to begin buying these attractively priced securities, which should bring back some rationality and provide a floor to the markets, perhaps toward the end of 2009.

Of course, I cannot be sure when the rebound will happen -- no one can. But a rebound in stock prices could be a leading indicator of the economic recovery. Historically, the stock market has anticipated events six to nine months down the road. Furthermore, when the markets turn, the majority of the gains come in a short period. The people who are invested at that time tend to reap the greatest rewards. So if you are a long-term investor, have money in stocks, and can sleep at night, it could be best to leave your investments in place. You might also consider adding to your portfolio by investing fixed amounts at regular intervals.

As always, patience and discipline are critical. Adhering to an investment plan that suits your goals, risk tolerance, and time horizon also is a must. If you would like to revisit your strategy, our experienced investment professionals are ready to help -- at no charge to you.

The months ahead are likely to be challenging for everyone. Rest assured that we will continue working hard on your behalf -- faithfully serving your investment needs by offering some of the industry's top investment talent, exceptional service, and pure no-load mutual funds.

From all of us at USAA, thank you for your trust in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                       PRESIDENT'S MESSAGE |   3

================================================================================

MANAGER'S COMMENTARY
ON THE FUND

--------------------------------------------------------------------------------

o PERFORMANCE

  For the 12-month period ended December 31, 2008, the USAA Extended Market Index Fund returned -39.35% and the Fund's blended benchmark returned -39.43%. (NOTE: As of June 30, 2008, the Fund's benchmark changed from the Dow Jones Wilshire 4500 (Full Cap) Index to the Dow Jones Wilshire 4500 Completion Index.)

O PERFORMANCE ANALYSIS

  2008 turned out to be a year investors would like to forget, but instead will remember vividly. The economy and financial markets remained relatively resilient throughout the first part of the year before collapsing outright in September, producing the worst year for stocks since the Great Depression. With the exception of government bonds and cash, nearly every asset class, including stocks, credit-related fixed income, commodities, and real estate, saw sharp declines. Credit issues dominated the financial headlines, resulting in the collapse of several storied financial institutions. Government responses around the world were rapid and inventive, with the U.S. Federal Reserve Board (the Fed) and other policymakers adopting new lending and asset purchase programs in an effort to restore some degree of liquidity to the system. Measures also came in the form of dramatic interest-rate cuts. The Fed, after slashing rates aggressively in the early months of 2008, resumed that rate-cutting campaign in the fall,

  Refer to page 8 for benchmark definitions.

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4  | USAA EXTENDED MARKET INDEX FUND

================================================================================

  bringing the target federal funds rate to a "target range" of between zero and 0.25% on December 16, 2008, its lowest level in history. The central bank acknowledged that "weak economic conditions are likely to warrant exceptionally low levels of the federal funds rate for some time" and indicated that it will continue to pursue unconventional policies of quantitative easing (in which the Fed injects cash into the financial system by purchasing assets).

  By the numbers, stocks started off on a bad note and ended the year with precipitous declines. The Dow Jones Industrial Average posted its worst year since 1931, falling 31.88%; the S&P 500 Index's 36.99% drop was its sharpest decline since 1937; and, the Nasdaq Composite Index experienced the worst year in its history, ending the year down 40.54%. Smaller-cap stocks did manage to post somewhat better relative performance, with the Russell 2000 down 33.79% for the year.

  We will continue monitoring economic conditions and how they affect financial markets as we seek to track the performance of the Fund's index closely.

  INFORMATION IS AS OF DECEMBER 31, 2008. THE FUND IS ACTIVELY MANAGED, AND ITS CHARACTERISTICS WILL VARY. THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH, OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES, OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF DECEMBER 31, 2008, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NONPROPRIETARY SOURCES DEEMED BY BLACKROCK, INC. TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

  (C)2009 BLACKROCK, INC. ALL RIGHTS RESERVED.

  The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials. o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The Nasdaq Composite Index measures all NASDAQ domestic and international-based common-type stocks listed on The Nasdaq Stock Market. o The unmanaged Russell 2000(R) Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, and is a widely recognized small-cap index.

================================================================================

                                          MANAGER'S COMMENTARY ON THE FUND |   5

================================================================================

FUND RECOGNITION

USAA EXTENDED MARKET INDEX FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 275 funds within the Lipper Mid-Cap Core Funds category for the overall period ended December 31, 2008. The Fund received a Lipper Leader rating for Expense among 275 and 226 funds for the three- and five-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2008.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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6  | USAA EXTENDED MARKET INDEX FUND

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INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND
(Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                           12/31/08                 12/31/07
--------------------------------------------------------------------------------
Net Assets                              $194.9 Million            $310.2 Million
Net Asset Value Per Share                   $7.53                     $13.16

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/08
--------------------------------------------------------------------------------
1 YEAR                   5 YEARS                     SINCE INCEPTION 10/27/00
-39.35%                  -1.00%                                -0.62%

--------------------------------------------------------------------------------
                                        EXPENSE RATIO*
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT          0.79%          AFTER REIMBURSEMENT          0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO, WHICH INCLUDES EXPENSES OF THE EXTENDED MARKET PORTFOLIO, REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.50%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE EXPENSE RATIO MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED DECEMBER 31, 2008, BEFORE REIMBURSEMENT, WHICH WAS 0.90% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, AND BEFORE EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

            USAA Extended      Dow Jones Wilshire 4500   Dow Jones Wilshire 4500
           Market Index Fund   Full Cap Index (linked)*    Completion** Index
           -----------------   ------------------------  -----------------------
10/27/00      $10,000.00             $10,000.00                $10,000.00
10/31/00       10,400.00              10,323.39                 10,323.39
11/30/00        8,840.00               8,564.81                  8,564.81
12/31/00        9,360.00               9,107.08                  9,107.08
01/31/01        9,750.00               9,602.08                  9,602.08
02/28/01        8,670.00               8,435.11                  8,435.11
03/31/01        7,960.00               7,661.19                  7,661.19
04/30/01        8,750.00               8,471.57                  8,471.57
05/31/01        8,940.00               8,671.93                  8,671.93
06/30/01        8,980.00               8,742.12                  8,742.12
07/31/01        8,600.00               8,335.76                  8,335.76
08/31/01        8,200.00               7,930.51                  7,930.51
09/30/01        7,160.00               6,910.55                  6,910.55
10/31/01        7,520.00               7,272.72                  7,272.72
11/30/01        8,100.00               7,838.05                  7,838.05
12/31/01        8,515.19               8,257.78                  8,257.78
01/31/02        8,362.22               8,101.63                  8,101.63
02/28/02        8,127.67               7,872.36                  7,872.36
03/31/02        8,678.36               8,405.97                  8,405.97
04/30/02        8,576.38               8,323.50                  8,323.50
05/31/02        8,372.42               8,139.64                  8,139.64
06/30/02        7,801.34               7,582.86                  7,582.86
07/31/02        7,036.51               6,845.37                  6,845.37
08/31/02        7,077.30               6,885.03                  6,885.03
09/30/02        6,598.00               6,420.72                  6,420.72
10/31/02        6,822.35               6,631.58                  6,631.58
11/30/02        7,281.25               7,086.48                  7,086.48
12/31/02        6,965.60               6,788.06                  6,788.06
01/31/03        6,811.95               6,641.52                  6,641.52
02/28/03        6,648.05               6,472.58                  6,472.58
03/31/03        6,750.49               6,568.34                  6,568.34
04/30/03        7,313.88               7,115.69                  7,115.69
05/31/03        8,020.69               7,791.94                  7,791.94
06/30/03        8,194.83               7,977.04                  7,977.04
07/31/03        8,563.59               8,349.67                  8,349.67
08/31/03        8,922.12               8,699.62                  8,699.62
09/30/03        8,799.20               8,591.59                  8,591.59
10/31/03        9,475.27               9,245.96                  9,245.96
11/30/03        9,792.82               9,564.92                  9,564.92
12/31/03        9,991.64               9,763.91                  9,763.91
01/31/04       10,331.21              10,113.77                 10,113.77
02/29/04       10,516.43              10,290.80                 10,290.80
03/31/04       10,567.88              10,334.38                 10,334.38
04/30/04       10,125.41               9,919.07                  9,919.07
05/31/04       10,279.76              10,069.92                 10,068.70
06/30/04       10,557.59              10,332.42                 10,345.84
07/31/04        9,971.06               9,757.06                  9,772.32
08/31/04        9,971.06               9,760.49                  9,773.31
09/30/04       10,362.08              10,158.66                 10,149.06
10/31/04       10,578.17              10,386.81                 10,336.59
11/30/04       11,298.47              11,093.01                 11,058.16
12/31/04       11,782.13              11,576.89                 11,530.71
01/31/05       11,384.16              11,196.93                 11,140.17
02/28/05       11,593.62              11,399.78                 11,355.73
03/31/05       11,405.10              11,197.94                 11,138.04
04/30/05       11,017.60              10,818.89                 10,731.02
05/31/05       11,666.93              11,460.55                 11,370.54
06/30/05       12,033.48              11,829.85                 11,741.50
07/31/05       12,682.81              12,480.80                 12,402.48
08/31/05       12,536.19              12,334.00                 12,260.29
09/30/05       12,609.50              12,410.46                 12,353.24
10/31/05       12,337.20              12,143.24                 12,063.19
11/30/05       12,934.16              12,711.46                 12,625.95
12/31/05       12,973.80              12,766.48                 12,687.10
01/31/06       13,788.68              13,569.69                 13,520.29
02/28/06       13,670.74              13,445.93                 13,386.26
03/31/06       14,185.40              13,949.36                 13,896.14
04/30/06       14,239.02              14,014.88                 13,953.33
05/31/06       13,638.57              13,448.73                 13,350.99
06/30/06       13,660.02              13,470.55                 13,389.26
07/31/06       13,274.02              13,092.72                 13,011.19
08/31/06       13,552.80              13,382.46                 13,290.39
09/30/06       13,702.91              13,535.54                 13,411.95
10/31/06       14,378.40              14,209.09                 14,079.23
11/30/06       14,903.79              14,742.65                 14,588.95
12/31/06       14,960.32              14,817.78                 14,626.04
01/31/07       15,454.87              15,310.94                 15,097.79
02/28/07       15,364.95              15,233.31                 15,060.52
03/31/07       15,522.31              15,397.60                 15,223.82
04/30/07       15,870.75              15,753.83                 15,601.06
05/31/07       16,533.91              16,403.72                 16,272.50
06/30/07       16,320.35              16,209.60                 16,033.51
07/31/07       15,612.23              15,529.10                 15,314.41
08/31/07       15,758.35              15,670.25                 15,468.66
09/30/07       16,252.91              16,174.43                 15,937.69
10/31/07       16,769.94              16,713.75                 16,409.00
11/30/07       15,792.07              15,740.44                 15,488.57
12/31/07       15,665.09              15,672.13                 15,414.92
01/31/08       14,641.39              14,646.59                 14,463.28
02/29/08       14,343.80              14,380.22                 14,150.98
03/31/08       14,058.11              14,084.36                 13,900.20
04/30/08       14,831.84              14,853.76                 14,658.22
05/31/08       15,498.44              15,526.79                 15,356.40
06/30/08       14,331.89              14,342.35                 14,204.90
07/31/08       14,189.05              14,207.23                 14,071.07
08/31/08       14,474.74              14,483.65                 14,344.85
09/30/08       12,915.37              12,909.81                 12,786.09
10/31/08       10,248.97              10,245.94                 10,147.75
11/30/08        9,082.42               9,078.55                  8,991.55
12/31/08        9,501.45               9,489.42                  9,398.48

                                   [END CHART]

     Data from 10/27/00 to 12/31/08.

*The Dow Jones Wilshire 4500 Full Cap Index (linked) includes the performance of the Dow Jones Wilshire 4500 Full Cap Index from the Fund's inception October 27, 2000, through June 30, 2008, and the performance of the Dow Jones Wilshire 4500 Completion Index from June 30, 2008, through December 31, 2008.

**On June 30, 2008, Dow Jones Indexes and Wilshire Associates finalized a conversion of the Dow Jones Wilshire 4500 Completion Index from a full-cap weighting to a float-adjusted weighting. Thus, the Fund's benchmark, once known as the Dow Jones Wilshire 4500 Completion Index (Full Cap), now is referred to as the Dow Jones Wilshire 4500 Completion Index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion Index, which is a market-capitalization-weighted index of approximately 4,000 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite Index except for stocks included in the S&P 500 Index.

Dow Jones Wilshire 4500 Completion Index is a service mark of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Fund other than the licensing and sublicensing of the Dow Jones Wilshire 4500 Completion Index and its service marks for use in connection with the Fund. o Dow Jones and Wilshire do not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones Wilshire 4500 Completion Index, or have any obligation to do so.

Neither Dow Jones nor Wilshire will have any liability in connection with the Fund. Specifically, neither Dow Jones nor Wilshire makes any warranty, express or implied, and Dow Jones and Wilshire disclaim any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones Wilshire 4500 Completion Index and the data included in the Dow Jones Wilshire 4500 Completion Index; the accuracy or completeness of the Dow Jones Wilshire 4500 Completion Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones Wilshire 4500 Completion Index and/or its related data; neither Dow Jones nor Wilshire will have any liability for any errors, omissions, or interruptions in the Dow Jones Wilshire 4500 Completion Index or related data; under no circumstances will Dow Jones or Wilshire be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones or Wilshire knows that they might occur. o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), Dow Jones, and Wilshire, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                                 TOP 10 HOLDINGS
                                 AS OF 12/31/08
                               (% of Net Assets)*

Berkshire Hathaway, Inc. Class A .....................................  5.9%
Genentech, Inc. ......................................................  2.0%
Visa, Inc. Class A ...................................................  1.2%
Accenture Ltd. Class A ...............................................  0.9%
Liberty Media Corp. -- Entertainment Class A .........................  0.5%
Annaly Capital Management, Inc. ......................................  0.4%
Kinder Morgan Energy Partners LP .....................................  0.4%
Delta Air Lines, Inc. ................................................  0.4%
First Solar, Inc. ....................................................  0.3%
Bunge Ltd. ...........................................................  0.3%

                                TOP 10 INDUSTRIES
                                 AS OF 12/31/08
                               (% of Net Assets)*

Miscellaneous Finance ................................................  11.6%
Drugs & Medicine .....................................................  10.7%
Business Services ....................................................  10.1%
Electronics ..........................................................  6.2%
Real Property ........................................................  5.4%
Energy & Utilities ...................................................  5.0%
Insurance ............................................................  5.0%
Banks ................................................................  5.0%
Producer Goods .......................................................  4.1%
Energy & Raw Materials ...............................................  3.9%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 36-91.

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                       o ASSET ALLOCATION* -- 12/31/2008 o

Miscellaneous Finance                                              11.6%
Drugs & Medicine                                                   10.7%
Business Services                                                  10.1%
Electronics                                                         6.2%
Real Property                                                       5.4%
Energy & Utilities                                                  5.0%
Insurance                                                           5.0%
Banks                                                               5.0%
Producer Goods                                                      4.1%
Energy & Raw Materials                                              3.9%
Domestic Oil                                                        3.5%
Retail                                                              2.7%
Chemicals                                                           2.1%
Food & Agriculture                                                  2.1%
Media                                                               2.0%
Construction                                                        2.0%
Other**                                                            21.8%

 * Percentages are of the net assets of the Series, not of the net assets of the Fund.
** Industries with less than 2.0% of the Series' net assets and short-term securities.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $7,669,466 as long-term capital gains for the fiscal year ended December 31, 2008.

78.41% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the tax year ended December 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

For the fiscal year ended December 31, 2008, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $220,680 as qualifying interest income.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA EXTENDED MARKET INDEX FUND

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Extended Market Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 25, 2009

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

--------------------------------------------------------------------------------

ASSETS
  Investment in Master Extended Market Index Series, at
     fair value                                                    $194,765,966
  Receivable for capital shares sold                                    545,992
  Receivable due from USAA Investment Management Company
     (Note 4B)                                                          142,217
  Receivable due from USAA Transfer Agency Company (Note 4C)             21,477
                                                                   ------------
     Total assets                                                   195,475,652
                                                                   ------------
LIABILITIES
  Payable for purchase in Master Extended Market Index Series           266,055
  Payable for capital shares redeemed                                   279,937
  Accrued transfer agency fees                                           15,975
  Other accrued expenses and payables                                    54,388
                                                                   ------------
     Total liabilities                                                  616,355
                                                                   ------------
       Net assets applicable to capital shares outstanding         $194,859,297
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                  $294,482,901
  Accumulated undistributed net investment income                       119,049
  Accumulated net realized loss from investments and
     futures transactions                                            (4,463,224)
  Net unrealized depreciation on investments and
     futures contracts                                              (95,279,429)
                                                                   ------------
     Net assets applicable to capital shares outstanding           $194,859,297
                                                                   ============
  Capital shares outstanding                                         25,883,700
                                                                   ============
  Net asset value, redemption price, and offering price
     per share                                                     $       7.53
                                                                   ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
     Dividends                                                    $   3,526,366
     Foreign taxes withheld                                              (2,396)
     Income - affiliated                                                208,621
     Securities lending - affiliated                                    477,196
                                                                  -------------
       Total income                                                   4,209,787
         Expenses                                                      (288,804)
                                                                  -------------
  Net allocated investment income                                     3,920,983
                                                                  -------------
FUND EXPENSES
  Administration and servicing fees                                   1,009,523
  Transfer agent's fees                                                 888,672
  Custody and accounting fees                                             3,489
  Shareholder reporting fees                                             40,000
  Postage                                                                40,000
  Trustees' fees                                                         10,000
  Registration fees                                                      36,577
  Professional fees                                                      60,000
  Other                                                                  10,000
                                                                  -------------
     Total Fund expenses before reimbursement                         2,098,261
  Expenses paid indirectly                                                 (414)
  Expenses reimbursed                                                (1,055,070)
                                                                  -------------
     Total Fund expenses after reimbursement                          1,042,777
                                                                  -------------
NET INVESTMENT INCOME                                                 2,878,206
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                     10,218,690
  Net realized loss from futures transactions                        (6,763,214)
  Net change in unrealized appreciation/depreciation on
     investments and futures contracts                             (132,543,070)
                                                                  -------------
     Net allocated realized and unrealized loss on investments
       and futures contracts                                       (129,087,594)
                                                                  -------------
  Decrease in net assets from operations                          $(126,209,388)
                                                                  =============

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                 2008            2007
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                 $   2,878,206    $  2,747,358
  Net realized gain from investment transactions           10,218,690      13,632,382
  Net realized gain (loss) from futures transactions       (6,763,214)        177,572
  Net change in unrealized appreciation/depreciation
     on investments and futures contracts                (132,543,070)     (4,947,353)
                                                        -----------------------------
     Net increase (decrease) in net assets from
       operations                                        (126,209,388)     11,609,959
                                                        -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                    (2,707,034)     (2,855,233)
  Net realized gains                                       (7,669,466)    (14,738,933)
                                                        -----------------------------
     Distributions to shareholders                        (10,376,500)    (17,594,166)
                                                        -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                76,468,585     110,533,129
  Reinvested dividends                                     10,204,785      17,294,989
  Cost of shares redeemed                                 (65,417,713)    (64,527,917)
                                                        -----------------------------
     Net increase in net assets from capital
       share transactions                                  21,255,657      63,300,201
                                                        -----------------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 4C)                                         21,469           8,480
                                                        -----------------------------
  Net increase (decrease) in net assets                  (115,308,762)     57,324,474
NET ASSETS
  Beginning of period                                     310,168,059     252,843,585
                                                        -----------------------------
  End of period                                         $ 194,859,297    $310,168,059
                                                        =============================
Accumulated undistributed (overdistribution of) net
  investment income
  End of period                                         $     119,049    $    (52,123)
                                                        =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                               7,018,237       7,876,638
  Shares issued for reinvested dividends                    1,446,354       1,291,103
  Shares redeemed                                          (6,142,971)     (4,598,442)
                                                        -----------------------------
    Increase in shares outstanding                          2,321,620       4,569,299
                                                        =============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                                     YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2008             2007           2006           2005             2004
                                           ------------------------------------------------------------------------
Net asset value at beginning of period     $  13.16         $  13.31       $  12.10       $  11.25         $   9.71
                                           ------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                         .11              .12            .14            .08              .06
  Net realized and unrealized
     gain (loss) on investments and
     futures transactions                     (5.32)             .51           1.71           1.06             1.68
                                           ------------------------------------------------------------------------
Total from investment operations              (5.21)             .63           1.85           1.14             1.74
                                           ------------------------------------------------------------------------
Less distributions:
  From net investment income                   (.11)            (.12)          (.14)          (.08)            (.14)
  From realized capital gains                  (.31)            (.66)          (.50)          (.21)            (.06)
                                           ------------------------------------------------------------------------
Total distributions                            (.42)            (.78)          (.64)          (.29)            (.20)
                                           ------------------------------------------------------------------------
Net asset value at end of period           $   7.53         $  13.16       $  13.31       $  12.10         $  11.25
                                           ========================================================================
Total return (%)*                            (39.35)            4.71(b)       15.31          10.11            17.92
Net assets at end of period (000)          $194,859         $310,168       $252,844       $174,199         $121,169
Ratios to average net assets:**
  Expenses, including expenses
     of the Master Extended Market
     Index Series (%)(a)                        .50              .50(b)         .50            .50              .50

Expenses before reimbursements,
  including expenses of the Master
  Extended Market Index Series (%)(a)           .90              .79(b)         .82            .76              .80
Net investment income (%)                      1.08              .92           1.23            .84              .70
Portfolio turnover (%)***                        33               33             24             18               23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2008, average net assets were $265,679,512.
***    Represents the portfolio turnover of the Master Extended Market Index
       Series.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index. The Dow Jones Wilshire 4500 Completion Index measures the performance of all small- and mid-cap stocks included in the Dow Jones Wilshire 5000 Composite Index less the stocks in the S&P 500 Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At December 31, 2008, the Fund's investment was 97.67% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1 of the Series' financial statements included elsewhere in this report.

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

                                                                   INVESTMENT IN
     VALUATION INPUTS                                                 THE SERIES
     ---------------------------------------------------------------------------
     Level 1 -- Quoted Prices                                       $          -
     Level 2 -- Other Significant Observable Inputs                  194,765,966
     Level 3 -- Significant Unobservable Inputs                                -
     ---------------------------------------------------------------------------
     Total                                                          $194,765,966
     ---------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

C. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2008, these bank credits reduced the Fund's expenses by $414.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)  LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2008, the Fund paid CAPCO facility fees of $441, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2008.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book- and tax-basis accounting related to partnership accounting for master-feeder funds resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $137,351. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2008, and 2007, was as follows:

                                                      2008               2007
                                                   -----------------------------
Ordinary income*                                   $2,759,022        $ 4,789,285
Long-term capital gains                             7,669,466         12,804,881

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

As of December 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $    119,184
Accumulated long-term capital gains                                          37
Accumulated capital and other losses                                 (2,009,111)
Unrealized depreciation                                             (97,508,410)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and mark-to-market of open futures contracts.

Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2008, the Fund had a current post-October loss of $2,009,111, which will be recognized on the first day of the following fiscal year.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2008, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2008, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

(4)  TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,009,523.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2008, the Fund reimbursed the Manager $3,934 for these legal services.

     Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2008, the Manager incurred subadministration fees, paid or payable to BlackRock, of $45,450.

B. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended December 31, 2008, the Fund incurred reimbursable expenses of $1,055,070, of which $142,217 was receivable from the Manager.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

     year ended December 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $888,672. At December 31, 2008, the Fund recorded a receivable from SAS of $21,477, of which $21,469 was for capital contributions and $8 was for adjustments to capital gains payable.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5)  TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENT

SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

ACTUAL EXPENSES
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE         JULY 1, 2008 -
                                   JULY 1, 2008        DECEMBER 31, 2008      DECEMBER 31, 2008
                                   -------------------------------------------------------------
Actual                               $1,000.00             $  663.00                 $2.09
Hypothetical
 (5% return before expenses)          1,000.00              1,022.62                  2.54

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (33.70)% for the six-month period of July 1, 2008, through December 31, 2008.

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

TRUSTEES' AND OFFICERS'
INFORMATION



TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two- thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of December 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (5722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  27

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2), (3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3), (4), (5), (6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

ROBERT L. MASON, PH.D.(3), (4), (5), (6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3), (4), (5), (6), (7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3), (4), (5), (6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  29

================================================================================

RICHARD A. ZUCKER(2), (3), (4), (5), (6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of USAA Investment Management Company or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

30  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  31

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

ROSE URBANCZYK
Assistant Treasurer
Born: June 1961
Year of Appointment: 2008

Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

================================================================================

32  | USAA EXTENDED MARKET INDEX FUND

================================================================================

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of USAA Investment Management Company or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  33

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE INVESTORS AND BOARD OF DIRECTORS OF QUANTITATIVE MASTER SERIES LLC

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC (the "Master LLC"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2009

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  35

================================================================================

SCHEDULE OF INVESTMENTS

December 31, 2008

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE - 0.9%
   1,700         AeroVironment, Inc.(a)                             $     62,577
     200         Aerosonic Corp.(a)                                          140
   1,800         Argon ST, Inc.(a)                                        33,948
     250         Astroince Corp. Class B(a)                                2,147
   1,000         Astronics Corp.(a)                                        8,900
   5,100         Crane Co.                                                87,924
   1,600         Cubic Corp.                                              43,520
   2,700         ESCO Technologies, Inc.(a)                              110,565
   2,200         EnPro Industries, Inc.(a)                                47,388
   3,000         Esterline Technologies Corp.(a)                         113,670
  12,500         Garmin Ltd.                                             239,625
   4,100         GenCorp, Inc.(a)                                         15,088
   1,792         Heico Corp. Class A                                      51,896
   2,700         KVH Industries, Inc.(a)                                  13,986
   2,300         Kaman Corp. Class A                                      41,699
  17,600         SAIC, Inc.(a)                                           342,848
   5,900         SatCon Technology Corp.(a)                                9,145
      50         Spacehab, Inc.(a)                                            13
  10,200         Spirit Aerosystems Holdings, Inc. Class A(a)            103,734
   3,100         Teledyne Technologies, Inc.(a)                          138,105
  11,434         Trimble Navigation Ltd.(a)                              247,089
   3,800         Veeco Instruments, Inc.(a)                               24,092
                                                                    ------------
                                                                       1,738,099
                                                                    ------------
AIR TRANSPORT - 1.1%
   3,300         AAR Corp.(a)                                             60,753
  27,900         AMR Corp.(a),(b)                                        297,693
  13,400         AirTran Holdings, Inc.(a)                                59,496
   5,600         Aircastle Ltd.                                           26,768
    3,700        Alaska Air Group, Inc.(a)                               108,225
    1,600        Allegiant Travel Co.(a)                                  77,712
    1,500        Atlas Air Worldwide Holdings, Inc.(a)                    28,350
    1,200        Aviation General, Inc.(a)                                     -
   12,070        Continental Airlines, Inc. Class B(a)                   217,984
   64,425        Delta Air Lines, Inc.(a)                                738,311
      160        ExpressJet Holdings, Inc.(a)                                272
      700        Great Lakes Aviation Ltd.(a)                              1,050
    5,102        Hawaiian Holdings, Inc.(a)                               32,551
   15,275        JetBlue Airways Corp.(a)                                108,453
    1,500        LMI Aerospace, Inc.(a)                                   17,055
    2,000        Mesa Air Group, Inc.(a)                                     520
    1,900        PHI, Inc.(a)                                             26,619
    3,100        Pinnacle Airlines Corp.(a)                                5,270
    2,800        Republic Airways Holdings, Inc.(a)                       29,876
    5,000        SkyWest, Inc.                                            93,000
    2,500        TransDigm Group, Inc.(a)                                 83,925
   13,830        UAL Corp.                                               152,407
   11,959        US Airways Group, Inc.(a)                                92,443
      200        Vanguard Airlines, Inc.(a)                                    -
                                                                    ------------
                                                                       2,258,733
                                                                    ------------
APPAREL - 0.9%
    6,825        Aeropostale, Inc.(a)                                    109,883
    3,150        bebe Stores, Inc.                                        23,530
    3,100        Brown Shoe Co., Inc.                                     26,257
    2,325        The Buckle, Inc.                                         50,731
    2,300        Cache, Inc.(a)                                            4,646
    5,200        Carter's, Inc.(a)                                       100,152
    1,400        Cherokee, Inc.                                           24,290
    1,600        Citi Trends, Inc.(a)                                     23,552
    1,600        Columbia Sportswear Co.(c)                               56,592

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    8,600        Crocs, Inc.(a),(c)                                 $     10,664
    1,500        Deckers Outdoor Corp.(a)                                119,805
    1,200        Destination Maternity Corp.(a)                            9,420
      900        Dixie Group, Inc.(a)                                      1,377
      900        Escalade, Inc.                                              675
      600        Finlay Enterprises, Inc.(a)                                  24
    5,017        Fossil, Inc.(a)                                          83,784
    1,200        G-III Apparel Group, Ltd.(a)                              7,668
    3,000        GSI Commerce, Inc.(a)                                    31,560
    5,600        Guess?, Inc.                                             85,960
    3,700        Heelys, Inc.                                              8,399
    5,981        Iconix Brand Group, Inc.(a)                              58,494
    5,100        J. Crew Group, Inc.(a)                                   62,220
    2,300        Joe's Jeans, Inc.(a)                                        805
    1,456        Jos. A. Bank Clothiers, Inc.(a),(c)                      38,074
    3,200        K-Swiss, Inc. Class A                                    36,480
    1,800        Kenneth Cole Productions, Inc. Class A                   12,744
      500        Lacrosse Footwear, Inc.                                   6,240
    9,700        Liz Claiborne, Inc.                                      25,220
    1,600        Maidenform Brands, Inc.(a)                               16,240
    2,600        New York & Co.(a)                                         6,032
    1,600        Oxford Industries, Inc.                                  14,032
    1,800        Perry Ellis International, Inc.(a)                       11,412
    4,400        Phillips-Van Heusen Corp.                                88,572
    1,000        Phoenix Footwear Group, Inc.(a)                             300
   12,500        Quiksilver, Inc.(a)                                      23,000
    1,000        Rocky Brands, Inc.(a)                                     3,950
    2,700        Skechers U.S.A., Inc. Class A(a)                         34,614
    2,700        Stage Stores, Inc.                                       22,275
    2,100        Steven Madden Ltd.(a)                                    44,772
    1,500        Superior Uniform Group, Inc.                             11,835
      200        Tandy Brands Accessories, Inc.                              270
    3,500        Timberland Co. Class A(a)                                40,425
    2,500        True Religion Apparel, Inc.(a)                           31,100
    3,400        Under Armour, Inc. Class A(a),(c)                        81,056
    3,200        Unifi, Inc.(a)                                            9,024
    2,200        Volcom, Inc.(a)                                          23,980
    4,400        The Warnaco Group, Inc.(a)                               86,372
      600        Weyco Group, Inc.                                        19,830
    5,000        Wolverine World Wide, Inc.                              105,200
      300        Xerium Technologies, Inc.(a)                                198
                                                                    ------------
                                                                       1,693,735
                                                                    ------------
BANKS - 5.0%
      900        Abington Bancorp, Inc.                                    8,325
      200        Ameriana Bancorp                                          1,116
    1,200        American Bancorp of New Jersey                           14,280
      400        American National Bankshares, Inc.                        6,800
    2,200        AmericanWest Bancorp                                      1,628
      720        Ameris Bancorp                                            8,532
      700        Ames National Corp.                                      18,578
      570        Arrow Financial Corp.                                    14,329
   11,559        Associated Banc-Corp.                                   241,930
      631        BCSB Bancorp, Inc.(a)                                     5,496
    1,000        Bancfirst Corp.                                          52,920
    1,300        Bancorp of New Jersey, Inc.(a)                           14,170
    2,500        The Bancorp, Inc.(a)                                      9,375
    8,000        BancorpSouth, Inc.                                      186,880
    5,900        Bank Mutual Corp.                                        68,086
      781        Bank of Granite Corp.                                     1,913
    5,000        Bank of Hawaii Corp.(b)                                 225,850
    2,420        BankAtlantic Bancorp, Inc.                               14,036
    1,000        BankFinancial Corp.                                      10,190
      200        Bar Harbor Bankshares                                     5,150

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  37

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    3,700        Beneficial Mutual Bancorp, Inc.(a)                 $     41,625
      300        Berkshire Bancorp, Inc.                                   1,410
    5,500        Boston Private Financial Holdings, Inc.                  37,620
    1,100        Bridge Bancorp, Inc.                                     20,350
    6,099        Brookline Bancorp, Inc.                                  64,954
      500        Bryn Mawr Bank Corp.                                     10,050
    2,100        CFS Bancorp, Inc.                                         8,190
      700        Camden National Corp.                                    18,886
      200        Cape Bancorp, Inc.(a)                                     1,834
    1,100        Capital Bank Corp.                                        6,754
      825        Capital City Bank Group, Inc.(c)                         22,473
      720        Capitol Bancorp Ltd.                                      5,616
    2,140        Capitol Federal Financial                                97,584
    4,200        Cardinal Financial Corp.                                 23,898
      210        Carrollton Bancorp                                        1,218
    2,975        Cascade Bancorp                                          20,081
    2,688        Center Bancorp, Inc.                                     21,988
    1,800        Center Financial Corp.                                   11,106
      300        Centerstate Banks of Florida, Inc.                        5,097
      900        Century Bancorp, Inc. Class A                            14,175
    2,713        Chemical Financial Corp.                                 75,638
      612        Citizens & Northern Corp.                                12,087
    8,985        Citizens Banking Corp.                                   26,775
    2,328        Citizens South Banking Corp.                             13,945
    1,800        City Holding Co.                                         62,604
    4,200        City National Corp.                                     204,540
    2,050        CityBank                                                 10,660
      980        Clifton Savings Bancorp, Inc.                            11,623
    1,250        CoBiz Financial, Inc.(c)                                 12,175
   21,446        The Colonial BancGroup, Inc.(c)                          44,393
      500        Colony Bankcorp, Inc.                                     4,005
    2,030        Columbia Banking System, Inc.                            24,218
      100        Comm Bancorp, Inc.                                        3,501
    5,979        Commerce Bancshares, Inc.                               262,777
    2,100        Community Bancorp(a)                                      7,287
    3,300        Community Bank System, Inc.                              80,487
    1,580        Community Trust Bancorp, Inc.                            58,065
    4,800        Corus Bankshares, Inc.(c)                                 5,328
    5,640        Cullen/Frost Bankers, Inc.                              285,835
    1,700        Danvers Bancorp, Inc.                                    22,729
      677        Doral Financial Corp.(a)                                  5,078
    2,500        ESSA Bancorp, Inc.                                       35,325
    7,090        East-West Bancorp, Inc.                                 113,227
    1,700        Encore Bancshares, Inc.(a)                               18,700
      500        Enterprise Financial Services Corp.                       7,620
    1,400        EuroBancshares, Inc.(a)                                   2,254
    8,989        F.N.B. Corp.                                            118,655
      300        FNB United Corp.                                            942
      300        Farmers Capital Bank Corp.                                7,326
    1,900        Financial Institutions, Inc.                             27,265
    8,600        First BanCorp., Puerto Rico                              95,804
      400        First Bancorp, Inc.                                       7,956
      900        First Bancorp, North Carolina                            16,515
    2,850        First Busey Corp.(c)                                     51,984
    3,100        First Cash Financial Services, Inc.(a)                   59,086
    1,000        First Citizens Banc Corp.                                 6,040
      590        First Citizens BancShares, Inc. Class A                  90,152
    9,100        First Commonwealth Financial Corp.                      112,658
    1,200        First Community Bancshares, Inc.                         41,844
    1,200        First Federal Bancshares of Arkansas, Inc.                8,820

================================================================================

38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    4,710        First Financial Bancorp                         $        58,357
    1,866        First Financial Bankshares, Inc.                        103,022
      358        First Financial Service Corp.                             4,228
      600        First M&F Corp.                                           4,830
    2,115        First Merchants Corp.                                    46,974
    5,675        First Midwest Bancorp, Inc.                             113,330
   11,489        First Niagara Financial Group, Inc.                     185,777
      600        First Regional Bancorp(a)                                 1,944
      200        First Security Group, Inc.                                  924
      600        First South Bancorp, Inc.                                 7,536
    3,300        First State Bancorp.                                      5,445
      400        The First of Long Island Corp.                            9,500
    7,800        FirstMerit Corp.                                        160,602
    1,600        Fox Chase Bancorp, Inc.(a)                               17,600
    5,400        Frontier Financial Corp.(c)                              23,544
   18,411        Fulton Financial Corp.                                  177,114
    1,200        Gateway Financial Holdings, Inc.                          6,971
      661        German American Bancorp, Inc.                             7,529
      600        Great Southern Bancorp, Inc.                              6,864
    1,817        Greene County Bancshares, Inc.                           24,598
    2,600        Guaranty Bancorp(a)                                       5,200
    2,833        Guaranty Financial Group, Inc.(a)                         7,394
      200        Hampton Roads Bankshares, Inc.                            1,734
    3,000        Hancock Holding Co.                                     136,380
    7,356        Hanmi Financial Corp.                                    15,153
    3,369        Harleysville National Corp.                              48,647
      250        Hawthorn Bancshares, Inc.                                 4,310
      900        Heartland Financial USA, Inc.                            18,531
    1,900        Heritage Commerce Corp.                                  21,356
      200        Home Bancorp, Inc.(a)                                     1,954
    1,116        Home Bancshares, Inc.                                    30,076
      625        Horizon Financial Corp.                                   2,963
      300        Imperial Capital Bancorp, Inc.                              675
    1,900        Independent Bank Corp./MA                                49,704
    1,100        Indiana Community Bancorp                                13,200
    2,200        Integra Bank Corp.                                        3,014
    2,175        Internet Capital Group, Inc.(a)                          11,854
    2,100        Intervest Bancshares Corp.                                8,379
    3,400        Investors Bancorp, Inc.(a)                               45,662
    5,500        Irwin Financial Corp.(a)                                  7,095
    1,900        Jefferson Bancshares, Inc.                               15,409
    2,300        Kearny Financial Corp.                                   29,440
    2,500        Lakeland Bancorp, Inc.                                   28,150
    1,700        Lakeland Financial Corp.                                 40,494
    1,700        Legacy Bancorp, Inc.                                     17,969
      787        Macatawa Bank Corp.                                       2,731
    2,301        MainSource Financial Group, Inc.                         35,666
    1,200        Malvern Federal Bancorp, Inc.                            11,040
    2,070        Mercantile Bank Corp.                                     8,901
      350        Merchants Bancshares, Inc.                                6,577
    8,100        Metavante Technologies, Inc.(a)                         130,491
    1,000        Midwest Banc Holdings, Inc.                               1,400
    3,460        NBT Bancorp, Inc.                                        96,742
    3,100        Nara Bancorp, Inc.                                       30,473
      100        National Bankshares, Inc.                                 1,943
    8,227        National Penn Bancshares, Inc.                          119,374
    9,000        NewAlliance Bancshares, Inc.                            118,530

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                                                   SCHEDULE OF INVESTMENTS |  39

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,004        Newbridge Bancorp                                  $      4,770
    2,200        North Valley Bancorp                                      8,228
      300        Northern States Financial Corp.                           1,140
      900        Northfield Bancorp, Inc.                                 10,125
      157        Norwood Financial  Corp.                                  4,318
    1,700        OceanFirst Financial Corp.                               28,220
      875        Ohio Valley Banc Corp.                                   15,750
    6,932        Old National Bancorp                                    125,885
    1,886        Old Second Bancorp, Inc.(c)                              21,878
    3,794        Oriental Financial Group                                 22,954
    1,660        PFF Bancorp, Inc.(a)                                         11
      300        Pacific Continental Corp.                                 4,491
    1,000        Pamrapo Bancorp, Inc.                                     7,530
      930        Park National Corp.(c)                                   66,728
      300        Parkvale Financial Corp.                                  3,726
      563        Peapack-Gladstone Financial Corp.                        14,998
      800        Penns Woods Bancorp, Inc.                                18,424
      400        Pennsylvania Commerce Bancorp, Inc.(a)                   10,664
      363        Peoples Bancorp of North Carolina, Inc.                   3,332
      595        Peoples Bancorp, Inc.                                    11,382
    1,000        Peoples Financial Corp.                                  17,800
    1,880        Pinnacle Financial Partners, Inc.(a)                     56,043
   25,939        Popular, Inc.(c)                                        133,845
      985        Porter Bancorp, Inc.                                     15,120
    1,850        Preferred Bank                                           11,100
      800        PremierWest Bancorp                                       5,352
    3,600        PrivateBancorp, Inc.                                    116,856
    5,200        Prosperity Bancshares, Inc.                             153,868
    4,556        Provident Bankshares Corp.                               44,011
    4,803        Provident New York Bancorp                               59,557
    1,500        Prudential Bancorp, Inc. of Pennsylvania                 15,390
    1,448        Republic Bancorp, Inc. Class A                           39,386
    1,946        Republic First Bancorp, Inc.(a)                          17,125
    1,300        Rockville Financial, Inc.                                18,161
      785        Royal Bancshares of Pennsylvania Class A                  2,614
    2,600        S&T Bancorp, Inc.                                        92,300
    6,000        S1 Corp.(a)                                              47,340
      700        SCBT Financial Corp.                                     24,150
    3,475        SVB Financial Group(a)                                   91,149
      710        SY Bancorp, Inc.                                         19,525
    2,050        Sandy Spring Bancorp, Inc.                               44,752
      188        Savannah Bancorp, Inc.                                    1,664
    2,970        Seacoast Banking Corp. of Florida(c)                     19,602
      450        Shore Bancshares, Inc.                                   10,796
      200        Sierra Bancorp                                            4,200
    3,100        Signature Bank(a)                                        88,939
    1,500        Simmons First National Corp. Class A                     44,205
      400        Smithtown Bancorp, Inc.                                   6,412
    8,655        The South Financial Group, Inc.                          37,390
    1,652        Southside Bancshares, Inc.                               38,822
    2,200        Southwest Bancorp, Inc.                                  28,512
      132        Southwest Georgia Financial Corp.                         1,373
      725        State Bancorp, Inc.                                       7,062
    1,425        StellarOne Corp.                                         24,083
    2,605        Sterling Bancorp                                         36,548
    9,225        Sterling Bancshares, Inc.                                56,088
    1,200        Suffolk Bancorp                                          43,116
      500        Summit Financial Group, Inc.                              4,500
    1,309        Sun Bancorp, Inc.(a)                                      9,804
      250        Superior Bancorp(a)                                         793
    9,700        Susquehanna Bancshares, Inc.                            154,327
   28,000        Synovus Financial Corp.                                 232,400
   12,990        TCF Financial Corp.                                     177,443
   10,000        TFS Financial Corp.                                     129,000

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
      400        Temecual Valley Bancorp, Inc.                      $        377
    3,300        Texas Capital Bancshares, Inc.(a)                        44,088
      632        Tompkins Trustco, Inc.                                   36,624
    1,900        Towne Bank                                               47,101
    1,000        Trico Bancshares                                         24,970
    8,260        TrustCo Bank Corp. NY                                    78,553
    5,300        Trustmark Corp.                                         114,427
   12,850        UCBH Holdings, Inc.                                      88,408
    3,120        UMB Financial Corp.                                     153,317
    6,536        Umpqua Holdings Corp.(c)                                 94,576
      850        Union Bankshares Corp.                                   21,080
      336        United Bancorp, Inc.                                      3,360
    4,500        United Bankshares, Inc.                                 149,490
    1,678        United Community Financial Corp.                          1,510
    1,100        United Financial Bancorp, Inc.                           16,654
      200        United Security Bancshares                                2,316
    1,600        United Western Bancorp, Inc.                             14,976
      900        Univest Corp. of Pennsylvania                            28,926
   13,207        Valley National Bancorp                                 267,442
    2,625        Vineyard National Bancorp(c)                                400
    3,080        Virginia Commerce Bancorp(a)                             15,924
      900        WSFS Financial Corp.                                     43,191
      800        Washington Trust Bancorp, Inc.                           15,800
    2,789        WesBanco, Inc.                                           75,889
    2,200        West Coast Bancorp                                       14,498
    3,100        Westamerica Bancorp.                                    158,565
    1,700        Western Alliance Bancorp(a)                              17,153
    7,625        Whitney Holding Corp.                                   121,924
    7,000        Wilmington Trust Corp.                                  155,680
    2,300        Wilshire Bancorp, Inc.                                   20,884
    2,950        Wintrust Financial Corp.                                 60,682
      400        Yardkin Valley Financial Corp.                            5,700
                                                                    ------------
                                                                       9,957,278
                                                                    ------------
BUSINESS MACHINES - 0.8%
   32,890        3Com Corp.(a)                                            74,989
    2,200        3D Systems Corp.(a)                                      17,468
    3,700        ActivIdentity Corp.(a)                                    6,623
   13,400        Adaptec, Inc.(a)                                         44,220
    1,800        American Railcar Industries, Inc.                        18,954
    4,300        American Software Class A                                20,210
    1,400        Analogic Corp.                                           38,192
    2,800        Arbitron, Inc.                                           37,184
    4,800        Avocent Corp.(a)                                         85,968
    1,400        Black Box Corp.                                          36,568
    5,300        Borland Software Corp.(a)                                 5,565
      600        California First National Bancorp                         3,966
    1,750        Charles & Colvard Ltd.(a)                                   350
      700        Communication Intelligence Corp.(a)                          53
      390        Concurrent Computer Corp.(a)                              1,326
    9,200        Convera Corp.(a)                                          2,484
    2,475        Cray, Inc.(a)                                             5,148
    5,900        Diebold, Inc.                                           165,731
    1,300        Digi International, Inc.(a)                              10,543
    3,600        Digital Lightwave, Inc.(a)                                   58
    4,100        Emageon, Inc.(a)                                          7,585
    4,551        Fair Isaac Corp.                                         76,730
    4,500        Flow International Corp.(a)                              10,890
    2,400        Hanger Orthopedic  Group, Inc.(a)                        34,824
    3,100        Hypercom Corp.(a)                                         3,348
    4,800        Immersion Corp.(a)                                       28,272
   16,770        Integrated Device Technology, Inc.(a)                    94,080
    1,700        iRobot Corp.(a),(c)                                      15,351
   10,535        LTX-Credence Corp.(a)                                     2,844
    2,100        Lantronix, Inc.(a)                                        1,176
    3,200        MIPS Technologies, Inc.(a)                                3,552
    8,200        Micros Systems, Inc.(a)                                 133,824

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                                                   SCHEDULE OF INVESTMENTS |  41

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    7,500        Network Engines, Inc.(a)                           $      2,925
    3,800        Omnicell, Inc.(a)                                        46,398
    1,000        PAR Technology Corp.(a)                                   5,550
    9,826        Palm, Inc.(a),(c)                                        30,166
    4,685        Premiere Global Services, Inc.(a)                        40,338
    3,600        Rackable Systems, Inc.(a)                                14,184
    1,600        Rimage Corp.(a)                                          21,456
    2,700        ScanSource, Inc.(a)                                      52,029
    2,900        Sigma Designs, Inc.(a),(c)                               27,550
    3,315        Soapstone Networks, Inc.(a)                               8,553
      445        SumTotal Systems, Inc.(a)                                 1,264
    8,055        Sybase, Inc.(a)                                         199,522
    5,200        Tech Data Corp.(a)                                       92,768
    1,140        Transact Technologies, Inc.(a)                            5,233
    6,800        VeriFone Holdings, Inc.(a)                               33,320
    3,100        White Electronic Designs Corp.(a)                        11,346
                                                                    ------------
                                                                       1,580,678
                                                                    ------------
BUSINESS SERVICES - 10.1%
    2,000        3PAR, Inc.(a)                                            15,260
    1,000        4Kids Entertainment, Inc.(a)                              1,960
    4,000        ABM Industries, Inc.(b)                                  76,200
    3,300        ACI Worldwide, Inc.(a)                                   52,470
    3,400        AMICAS, Inc.(a)                                           5,678
    4,420        AMN Healthcare Services, Inc.(a)                         37,393
   11,100        Aastrom Biosciences, Inc.(a),(c)                          5,550
   57,000        Accenture Ltd. Class A                                1,869,030
    3,700        Actuate Corp.(a)                                         10,952
       40        Adept Technology, Inc.(a)                                   150
    1,800        Administaff, Inc.                                        39,024
    2,200        Advent Software, Inc.(a)                                 43,934
    1,900        The Advisory Board Co.(a)                                42,370
   10,160        Affymetrix, Inc.(a)                                      30,378
    3,400        Alfacell Corp.(a)                                           918
    6,400        Alliance Data Systems Corp.(a)                          297,792
    1,000        The Allied Defense Group, Inc.(a)                         6,200
    3,100        Allied Healthcare International, Inc.(a)                  3,379
    3,100        Alnylam Pharmaceuticals, Inc.(a)                         76,663
    1,800        Ambassadors International, Inc.(a)                        1,314
      100        American Dental Partners, Inc.(a)                           694
    2,060        American Ecology Corp.                                   41,673
       48        American Independence Corp.(a)                              132
    1,500        American Public Education, Inc.(a)                       55,785
    2,700        American Reprographics Co.(a)                            18,630
    3,900        American Superconductor Corp.(a),(c)                     63,609
      200        Analysts International Corp.(a)                             118
    8,206        Ansys, Inc.(a)                                          228,865
    4,700        Arbinet-Thexchange, Inc.                                  7,050
      200        ArcSight, Inc.(a)                                         1,602
    8,554        Ariba, Inc.(a)                                           61,674
    8,471        Art Technology Group, Inc.(a)                            16,349
    2,300        athenahealth, Inc.(a)                                    86,526
    2,000        Authentidate Holding Corp.(a)                               502
    1,150        BSQUARE Corp.(a)                                          2,633
    1,800        Bankrate, Inc.(a),(c)                                    68,400
      102        Baran Group Ltd.(a)                                         816
      600        Barrett Business Services, Inc.                           6,540
    4,748        Blackbaud, Inc.                                          64,098
    2,900        Blackboard, Inc.(a)                                      76,067
    3,940        Blue Coat Systems, Inc.(a)                               33,096
    1,000        Bottomline Technologies, Inc.(a)                          7,100
    2,100        Bowne & Co., Inc.                                        12,348
    4,200        The Brink's Co.                                         112,896
    4,000        Brink's Home Security Holdings, Inc.(a)                  87,680

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
   37,657        Brocade Communications Systems, Inc.(a)            $    105,439
    4,200        Brookdale Senior Living, Inc.                            23,436
    3,300        CACI International, Inc. Class A(a)                     148,797
    6,545        CBIZ, Inc.(a)                                            56,614
    1,200        CDI Corp.                                                15,528
    1,400        COMSYS IT Partners, Inc.(a)                               3,136
    1,400        CRA International, Inc.(a)                               37,702
    4,165        CSG Systems International, Inc.(a)                       72,762
    1,900        Callidus Software Inc.(a)                                 5,681
       46        Callwave, Inc.(a)                                            23
    1,700        Capella Education Co.(a)                                 99,892
    8,668        Career Education Corp.(a)                               155,504
    4,600        Casella Waste Systems, Inc.(a)                           18,768
      500        Cass Information Systems, Inc.                           15,230
    1,000        Catapult Communications Corp.(a)                          6,570
    3,200        Cbeyond Communications, Inc.(a)                          51,136
    5,750        Cell Genesys, Inc.(a)                                     1,265
    6,200        Cerner Corp.(a)                                         238,390
    2,500        Chemed Corp.                                             99,425
    1,450        Chindex International Inc.(a)                            11,528
    3,020        Chordiant Software, Inc.(a)                               8,033
    3,800        Ciber, Inc.(a)                                           18,278
        1        Cicero, Inc.(a)                                               -
    2,100        Clean Harbors, Inc.(a)                                  133,224
    5,900        Clear Channel Outdoor Holdings, Inc. Class A(a)          36,285
    2,400        CoStar Group, Inc.(a)                                    79,056
    5,900        Cogent Communications Group, Inc.(a),(c)                 38,527
    4,200        Cogent, Inc.(a)                                          56,994
    1,870        Collectors Universe, Inc.                                 5,479
    2,100        ComScore, Inc.(a)                                        26,775
    3,600        CommVault Systems, Inc.(a)                               48,276
    1,400        Computer Programs & Systems, Inc.                        37,520
    5,300        Concur Technologies, Inc.(a)                            173,946
    2,000        Constant Contact, Inc.(a)                                26,500
    6,350        Copart, Inc.(a)                                         172,657
    8,635        Corinthian Colleges, Inc.(a)                            141,355
    1,700        Cornell Cos., Inc.(a)                                    31,603
    3,400        Corporate Executive Board Co.                            75,004
      437        Courier Corp.                                             7,822
      281        Credit Acceptance Corp.(a)                                3,850
    3,600        Cross Country Healthcare, Inc.(a)                        31,644
    8,400        CuraGen Corp.(a)                                          3,864
    6,850        CyberSource Corp.(a)                                     82,132
    2,038        DG FastChannel, Inc.(a)                                  25,434
    4,100        DST Systems, Inc.(a)                                    155,718
    5,900        DeVry, Inc.                                             338,719
    1,800        Delrek, Inc.(a)                                           8,352
      100        Deltathree, Inc. Class A(a)                                   2
    4,000        Deluxe Corp.                                             59,840
    2,500        DemandTec, Inc.(a)                                       20,175
    3,100        Dice Holdings, Inc.(a)                                   12,648
    1,700        Digimarc Corp.(a)                                        17,034
    3,900        Digital River, Inc.(a)                                   96,720
    4,500        DivX, Inc.(a)                                            23,535
    1,800        Dollar Financial Corp.(a)                                18,540
    4,100        Dot Hill Systems Corp.(a)                                 3,321
    2,700        Double-Take Software, Inc.(a)                            24,219
    8,000        Dyax Corp.(a)                                            29,120
      700        ENGlobal Corp.(a)                                         2,275
    3,100        EPIQ Systems, Inc.(a)                                    51,801
        1        EVCI Career Colleges Holding Corp.(a)                         -

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                                                   SCHEDULE OF INVESTMENTS |  43

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
   11,300        EarthLink, Inc.(a)                                 $     76,388
    1,000        Ebix, Inc.(a)                                            23,900
    3,800        Echelon Corp.(a)                                         30,970
    5,100        Eclipsys Corp.(a)                                        72,369
      600        Ediets.Com, Inc.(a),(c)                                   2,100
       20        Egain Communications Corp.(a)                                 5
       40        eLoyalty Corp.(a)                                           104
    1,000        Electro Rent Corp.                                       11,160
    8,700        EnergySolutions, Inc.                                    49,155
    2,300        Ennis, Inc.                                              27,853
    4,200        Entrust, Inc.(a)                                          6,636
    5,700        Epicor Software Corp.(a)                                 27,360
    4,575        eResearch Technology, Inc.(a)                            30,332
    4,845        Euronet Worldwide, Inc.(a)                               56,250
        2        Evolve Software, Inc.(a)                                      -
    3,200        Evolving Systems, Inc.(a)                                 2,560
    9,700        Exelixis, Inc.(a)                                        48,694
    2,300        ExlService Holdings, Inc.(a)                             19,711
    1,700        Exponent, Inc.(a)                                        51,136
    8,100        F5 Networks, Inc.(a)                                    185,166
    5,050        FTI Consulting, Inc.(a)                                 225,634
    4,450        Factset Research Systems, Inc.(c)                       196,868
    5,800        FalconStor Software, Inc.(a)                             16,124
    1,300        First Advantage Corp. Class A(a)                         18,395
      308        Five Star Quality Care, Inc.(a)                             471
    1,300        Forrester Research, Inc.(a)                              36,673
    3,300        Franklin Covey Co.(a)                                    19,965
    2,000        Fuel Tech, Inc.(a),(c)                                   21,180
    1,800        G&K Services, Inc. Class A                               36,396
    3,400        GP Strategies Corp.(a)                                   15,300
    1,103        GSE Systems, Inc.(a)                                      6,508
    1,700        GTSI Corp.(a)                                            10,200
    2,460        Gaiam, Inc.(a)                                           11,365
    5,800        Genpact Ltd.(a)                                          47,676
    3,200        Gentiva Health  Services, Inc.(a)                        93,632
    5,700        The Geo Group, Inc.(a)                                  102,771
    2,700        Gevity HR, Inc.                                           4,077
      100        Gliatech, Inc.(a)                                             -
    4,400        Global Cash Access,  Inc.(a)                              9,768
    7,320        Global Payments, Inc.                                   240,023
      200        Grand Canyon  Education, Inc.(a)                          3,756
    3,000        Guidance Software, Inc.(a)                               12,240
    3,900        Gulfport Energy Corp.(a)                                 15,405
    8,792        HLTH Corp.(a)                                            91,964
    4,200        The Hackett Group, Inc.(a)                               12,264
    7,200        Hansen Natural Corp.(a)                                 241,416
    3,900        Harris Interactive, Inc.(a)                               2,535
    3,300        Harris Stratex Networks,  Inc. Class A(a)                17,028
    4,300        Harte-Hanks, Inc.                                        26,832
    1,900        Heidrick & Struggles  International, Inc.                40,926
    8,920        Hewitt Associates, Inc.  Class A(a)                     253,150
    1,800        Hudson Highland  Group, Inc.(a)                           6,030
    2,000        Huron Consulting  Group, Inc.(a)                        114,540
    2,600        i2 Technologies, Inc.(a)                                 16,614
    2,800        I-many, Inc.(a)                                             616
    1,100        ICF International, Inc.(a)                               27,027
      800        ICT Group, Inc.(a)                                        3,664
      200        ICx Technologies, Inc.(a)                                 1,582
    4,600        IHS, Inc. Class A(a)                                    172,132
    3,910        ITT Educational  Services, Inc.(a)                      371,372
    3,600        Idenix Pharmaceuticals,  Inc.(a)                         20,844
    5,200        iGate Corp.(a)                                           33,852
    1,800        Imergent, Inc.(c)                                         7,470
    3,900        InFocus Corp.(a)                                          3,077
    3,200        infoGROUP, Inc.                                          15,168
    1,000        Infinity Pharmaceuticals,  Inc.(a)                        7,990
    3,540        InfoSpace, Inc.                                          26,727

================================================================================

44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    9,000        Informatica Corp.(a)                               $    123,570
    4,400        Innerworkings, Inc.(a)                                   28,820
    1,593        Innovative Solutions & Support, Inc.                      6,292
       83        InsWeb Corp.(a)                                             198
    1,600        Insteel Industries, Inc.                                 18,064
      366        Insure.com, Inc.(a)                                       1,032
    2,280        Integral Systems, Inc.(a)                                27,474
    3,600        Interactive Data Corp.                                   88,776
    2,100        Interactive Intelligence, Inc.(a)                        13,461
    4,200        Intermec, Inc.(a)                                        55,776
    2,510        Internap Network Services Corp.(a)                        6,275
    1,000        Intersections, Inc.(a)                                    5,200
    4,800        Interwoven, Inc.(a)                                      60,480
    2,200        Intevac, Inc.(a)                                         11,154
    4,180        inVentiv Health, Inc.(a)                                 48,237
    3,600        Ipass, Inc.(a)                                            4,392
   18,175        Iron Mountain, Inc.(a)                                  449,468
    3,100        JDA Software Group, Inc.(a)                              40,703
    7,800        Jack Henry & Associates, Inc.                           151,398
    1,900        Jupitermedia Corp.(a)                                       703
    3,400        Kelly Services, Inc. Class A                             44,234
    2,000        Kenexa Corp.(a)                                          15,960
    1,500        Keryx Biopharmaceuticals, Inc.(a)                           343
    2,500        Keynote Systems, Inc.(a)                                 19,275
    3,970        Kforce, Inc.(a)                                          30,490
    7,629        Kinder Morgan Management LLC(a)                         305,007
    3,300        Knology, Inc.(a)                                         17,028
    3,600        Korn/Ferry International(a)                              41,112
    4,400        Kratos Defense & Security Solutions, Inc.(a)              6,160
    6,451        L-1 Identity Solutions, Inc.(a)                          43,480
    3,900        LECG Corp.(a)                                            26,169
    7,107        Lamar Advertising Co. Class A(a),(c)                     89,264
   13,400        Lawson Software, Inc.(a)                                 63,516
    2,000        Layne Christensen Co.(a)                                 48,020
    1,800        Learning Tree International, Inc.(a)                     15,336
    9,500        Lender Processing Services, Inc.                        279,775
      900        Lincoln Educational Services Corp.(a)                    11,925
    2,700        Lionbridge Technologies, Inc.(a)                          3,375
    5,600        LivePerson, Inc.(a)                                      10,192
    2,800        Livewire Mobile, Inc.(a)                                    304
    3,000        LoJack Corp.(a)                                          12,360
      500        Local.com Corp.(a)                                          800
    1,342        LookSmart, Ltd.(a)                                        2,187
    3,900        Luminex Corp.(a)                                         83,304
    1,500        MAXIMUS, Inc.                                            52,665
    4,400        MIVA, Inc.(a)                                               792
    7,200        MPS Group, Inc.(a)                                       54,216
    3,100        MSC. Software Corp.(a)                                   20,708
    1,400        MWI Veterinary Supply, Inc.(a)                           37,744
    4,600        Macquarie Infrastructure Co. LLC                         17,342
    7,999        Macrovision Solutions Corp.(a)                          101,187
    4,440        Magma Design Automation, Inc.(a)                          4,529
    3,900        Management Network Group, Inc.(a)                         1,560
    3,200        Manhattan Associates, Inc.(a)                            50,592
    7,316        Manpower, Inc.                                          248,671
    1,995        Mantech International Corp. Class A(a)                  108,109
    3,200        Marchex, Inc. Class B                                    18,656
    1,200        MarketAxess Holdings, Inc.(a)                             9,792
    2,800        Marlin Business Services, Inc.(a)                         7,420
      346        Mastech Holdings, Inc.(a)                                   823
    4,300        Maxygen, Inc.(a)                                         38,356
      512        Mechanical Technology, Inc.(a)                              599

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    7,200        Mentor Graphics Corp.(a)                           $     37,224
    3,500        Merge Healthcare, Inc.(a)                                 4,480
      925        Metro One Telecommunications, Inc.(a)                        93
      500        Michael Baker Corp.(a)                                   18,455
    1,190        MicroStrategy, Inc. Class A(a)                           44,185
    7,600        Microvision, Inc.(a),(c)                                 12,768
    1,193        Mindspeed Technologies, Inc.(a)                             978
    1,100        Monotype Imaging Holdings, Inc.(a)                        6,380
    1,800        Morningstar, Inc.(a)                                     63,900
      900        NCI, Inc. Class A(a)                                     27,117
   15,174        NCR Corp.(a)                                            214,560
    3,200        NIC, Inc.                                                14,720
    1,900        NMT Medical, Inc.(a)                                      1,805
      800        NVE Corp.(a)                                             20,904
    5,800        National Instruments Corp.                              141,288
      240        Natural Health Trends Corp.(a)                               72
    2,400        Nautilus, Inc.(a)                                         5,304
      313        NaviSite, Inc.(a)                                           125
    5,200        Navigant Consulting, Inc.(a)                             82,524
    4,620        NetFlix, Inc.(a),(c)                                    138,092
    1,600        NetScout Systems, Inc.(a)                                13,792
       20        NetSol Technologies, Inc.(a)                                 13
      800        NetSuite, Inc.(a)                                         6,752
    7,600        NeuStar, Inc. Class A(a)                                145,388
      200        New Century Equity Holdings Corp.(a)                         26
    5,400        New Frontier Media, Inc.                                  9,180
    2,231        New Motion, Inc.(a)                                       2,566
    4,100        NexCen Brands, Inc.(a)                                      457
    2,700        Nighthawk Radiology Holdings, Inc.(a)                    13,122
      100        Nobel Learning Communities, Inc.(a)                       1,354
    2,100        Nutri/System, Inc.(c)                                    30,639
    1,800        ORBCOMM, Inc.(a),(c)                                      3,888
    3,200        Odyssey Marine Exploration, Inc.(a)                      10,304
    6,276        Omniture, Inc.(a)                                        66,777
    2,500        On Assignment, Inc.(a)                                   14,175
   16,300        On2 Technologies, Inc.(a),(c)                             3,260
    1,900        Online Resources Corp.(a)                                 9,006
       60        Onvia, Inc.(a)                                              205
   13,000        OpenTV Corp.(a)                                          15,990
    6,061        Openwave Systems, Inc.(a)                                 3,940
    1,200        Opnet Technologies, Inc.(a)                              11,832
    5,200        Orbital Sciences Corp.(a)                               101,556
    1,745        Orchid Cellmark, Inc.(a)                                  1,152
      800        Overland Storage, Inc.(a)                                   200
    2,100        PC Mall, Inc.(a)                                          8,421
    2,300        PC-Tel, Inc.                                             15,111
      900        PDI, Inc.(a)                                              3,609
    4,500        PHH Corp.(a)                                             57,285
    4,591        PLATO Learning, Inc.(a)                                   5,509
    4,070        PRG-Schultz International, Inc.(a)                       16,606
      700        PROS Holdings, Inc.(a)                                    4,025
    2,900        Pacific Ethanol, Inc.(a)                                  1,276
   11,200        Parametric Technology Corp.(a)                          141,680
      700        Pegasystems, Inc.                                         8,652
    3,200        Perficient, Inc.(a)                                      15,296
    7,700        Perot Systems Corp. Class A(a)                          105,259
       25        Pfsweb, Inc.(a)                                              18
    2,150        PharmaNet Development Group, Inc.(a)                      1,957
    3,500        Phase Forward, Inc.(a)                                   43,820
    3,200        Phoenix Technologies Ltd.(a)                             11,200
    8,629        Polycom, Inc.(a)                                        116,578
    2,300        Pomeroy IT Solutions, Inc.(a)                             7,199
      933        Poniard Pharmaceuticals, Inc.(a)                          1,801

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46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
      930        Pre-Paid Legal Services, Inc.(a)                   $     34,680
       10        Prescient Applied Intelligence, Inc.(a)                       -
    3,733        Priceline.com, Inc.(a)                                  274,935
    3,200        Primus Guaranty Ltd.(a)                                   3,648
    1,600        The Princeton Review, Inc.(a)                             7,888
    3,600        Progress Software Corp.(a)                               69,336
    1,175        Protection One, Inc.(a),(c)                               5,617
    1,600        The Providence Service Corp.(a)                           2,320
    1,700        QAD, Inc.                                                 7,123
    2,100        Quality Systems, Inc.(c)                                 91,602
    7,300        Quest Software, Inc.(a)                                  91,907
    1,000        Quixote Corp.                                             6,500
    7,822        R.H. Donnelley Corp.(a)                                   2,894
    3,375        RPC, Inc.                                                32,940
    1,900        Rackspace Hosting, Inc.(a)                               10,222
    2,500        Radiant Systems, Inc.(a)                                  8,425
    9,000        RealNetworks, Inc.(a)                                    31,770
   18,900        Red Hat, Inc.(a)                                        249,858
    1,700        Renaissance Learning, Inc.                               15,283
    4,700        Resources Connection, Inc.(a)                            76,986
    2,000        RightNow Technologies, Inc.(a)                           15,460
    5,500        Riverbed Technology, Inc.(a)                             62,645
    4,100        Rural/Metro Corp.(a)                                      7,339
    3,833        SAVVIS, Inc.(a)                                          26,409
    1,400        SPAR Group, Inc.(a)                                         854
    2,209        SPSS, Inc.(a)                                            59,555
    4,300        SRA International, Inc. Class A(a)                       74,175
      217        SXC Health Solutions Corp.(a)                             4,038
    2,800        SYKES Enterprises, Inc.(a)                               53,536
    2,000        SYNNEX Corp.(a)                                          22,660
    1,229        Saba Software, Inc.(a)                                    1,905
       30        Salon Media Group, Inc.(a)                                   11
    9,600        Sapient Corp.(a)                                         42,624
      100        Scientific Learning Corp.(a)                                185
    1,900        SeaChange International, Inc.(a)                         13,699
    5,700        Selectica, Inc.(a)                                        4,788
    2,200        Senomyx, Inc.(a)                                          6,138
    4,766        Sequenom, Inc.(a)                                        94,557
  304,550        Sirius XM Radio, Inc.(a),(c)                             36,546
    1,800        Sirona Dental Systems, Inc.(a)                           18,900
    3,000        Smith Micro Software, Inc.(a)                            16,680
    6,500        Solera Holdings, Inc.(a)                                156,650
    6,500        Sonic Foundry, Inc.(a)                                    2,795
    3,700        SonicWALL, Inc.(a)                                       14,726
    1,800        Sourcefire, Inc.(a)                                      10,080
    3,600        Sourceforge, Inc.(a)                                      3,240
    2,300        Spartech Corp.                                           14,398
    3,600        Spherion Corp.(a)                                         7,956
      500        Standard Parking Corp.(a)                                 9,670
    1,800        The Standard Register Co.                                16,074
    1,800        Stanley, Inc.(a)                                         65,196
      800        Startek, Inc.(a)                                          3,560
    2,440        Stratasys, Inc.(a)                                       26,230
    5,000        Strategic Diagnostics, Inc.(a)                            4,450
    1,400        Strayer Education, Inc.                                 300,174
    1,900        SuccessFactors, Inc.(a)                                  10,906
    3,000        SupportSoft, Inc.(a)                                      6,690
    3,100        Switch and Data Facilities Co., Inc.(a)                  22,909
   20,300        Sycamore Networks, Inc.(a)                               54,607
    2,400        Symyx Technologies Inc.(a)                               14,256
    2,400        Synchronoss Technologies, Inc.(a)                        25,584
   13,605        Synopsys, Inc.(a)                                       251,965
    1,300        Syntel, Inc.                                             30,056

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    1,300        Sypris Solutions, Inc.                             $        806
   20,300        TIBCO Software, Inc.(a)                                 105,357
    2,700        TNS, Inc.(a)                                             25,353
      800        TRC Cos., Inc.(a)                                         1,552
    2,600        Taleo Corp. Class A(a)                                   20,358
    1,100        TechTarget, Inc.(a)                                       4,752
    2,300        TechTeam Global, Inc.(a)                                 13,455
       15        Technology Solutions Co.(a)                                  17
    3,600        TeleCommunication Systems, Inc. Class A(a)               30,924
    4,000        TeleTech Holdings, Inc.(a)                               33,400
    5,925        Tetra Tech, Inc.(a)                                     143,089
    7,550        Tetra Technologies, Inc.(a)                              36,693
    2,300        TheStreet.com, Inc.                                       6,670
    2,000        Thomas Group, Inc.                                        1,100
      100        Tier Technologies, Inc. Class B(a)                          540
    4,200        TradeStation Group, Inc.(a)                              27,090
    6,700        Trident Microsystems, Inc.(a)                            12,663
    3,300        TrueBlue, Inc.(a)                                        31,581
    7,793        URS Corp.(a)                                            317,721
    3,200        Ultimate Software Group, Inc.(a)                         46,720
   10,700        Unigene Laboratories, Inc.(a)                             6,741
   33,800        Unisys Corp.(a)                                          28,730
    8,074        United Online, Inc.                                      49,009
    1,700        Universal Electronics, Inc.(a)                           27,574
    2,655        Universal Technical Institute, Inc.(a)                   45,586
    3,300        VASCO Data Security International, Inc.(a)               34,089
    4,400        VMware, Inc.(a),(c)                                     104,236
      700        VSE Corp.                                                27,461
    9,155        ValueClick, Inc.(a)                                      62,620
    3,300        Veraz Networks, Inc.(a)                                   1,353
    5,300        Verenium Corp.(a),(c)                                     4,664
    1,550        Viad Corp.                                               38,347
    3,630        Vignette Corp.(a)                                        34,158
    2,900        Virtusa Corp.(a)                                         16,356
    4,200        VistaPrint Ltd.(a)                                       78,162
    2,300        Vital Images, Inc.(a)                                    31,993
    1,600        Volt Information Sciences, Inc.(a)                       11,568
    8,025        Waste Connections, Inc.(a)                              253,349
    4,240        Watson Wyatt Worldwide, Inc.                            202,757
      666        Wave Systems Corp. Class A(a)                               260
    3,523        Web.Com Group, Inc.(a)                                   12,894
    1,300        WebMD Health Corp. Class A(a)                            30,667
    4,700        Websense, Inc.(a)                                        70,359
    3,650        Weight Watchers International, Inc.                     107,383
      500        Westaff, Inc.(a)                                            320
    7,600        Wind River Systems, Inc.(a)                              68,628
      200        WorldGate Communications, Inc.(a)                            76
    5,200        Zix Corp.(a)                                              6,188
                                                                    ------------
                                                                      20,150,576
                                                                    ------------
CHEMICALS - 2.1%
    1,000        AEP Industries, Inc.(a)                                  17,580
    2,100        AMCOL International Corp.                                43,995
    1,425        Aceto Corp.                                              14,264
    6,700        Airgas, Inc.(b)                                         261,233
    8,800        Albemarle Corp.                                         196,240
    1,400        Anika Therapeutics, Inc.(a)                               4,256
    2,500        Arch Chemicals, Inc.                                     65,175
    6,200        Ashland, Inc.                                            65,162
    1,800        Balchem Corp.                                            44,838
    1,900        Bio-Rad Laboratories, Inc. Class A(a)                   143,089
    4,400        Brady Corp.                                             105,380
    4,400        Cabot Corp.                                              67,320
    5,000        Calgon Carbon Corp.(a)                                   76,800
   15,200        Celanese Corp. Series A                                 188,936
   20,300        Chemtura Corp.                                           28,420
    4,000        Cytec Industries, Inc.                                   84,880
   12,136        Entegris, Inc.(a)                                        26,578

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48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    4,500        Ferro Corp.                                        $     31,725
    1,500        GenTek Inc.(a)                                           22,575
    6,400        Georgia Gulf Corp.                                        6,848
    4,300        H.B. Fuller Co.                                          69,273
      300        Hawkins, Inc.                                             4,587
    9,600        Huntsman Corp.                                           33,024
    1,200        Innophos Holdings, Inc.                                  23,772
    1,750        KMG Chemicals, Inc.                                       8,698
    2,200        Koppers Holdings, Inc.                                   47,564
      482        Kronos Worldwide, Inc.                                    5,615
    2,800        LSB Industries, Inc.(a)                                  23,296
    3,800        Landec Corp.(a)                                          25,004
    6,615        Lubrizol Corp.                                          240,720
      450        Mace Security International, Inc.(a)                        360
    1,500        Matrixx Initiatives, Inc.(a)                             24,735
   15,100        The Mosaic Co.                                          522,460
   13,300        Nalco Holding Co.                                       153,482
    1,220        NewMarket Corp.                                          42,590
    3,600        OM Group, Inc.(a)                                        75,996
    6,992        Olin Corp.                                              126,415
    2,400        Omnova Solutions, Inc.(a)                                 1,560
    2,000        OxiGene, Inc.(a)                                          1,320
    2,100        Penford Corp.                                            21,252
    6,200        PolyOne Corp.(a)                                         19,530
    2,000        Polypore International, Inc.(a)                          15,120
    1,800        Quaker Chemical Corp.                                    29,610
   11,600        RPM International, Inc.                                 154,164
   26,700        Rentech, Inc.(a),(c)                                     18,156
    1,900        Repligen Corp.(a)                                         7,182
    4,600        Rockwood Holdings, Inc.(a)                               49,680
    1,900        Rogers Corp.(a)                                          52,763
    5,050        Rollins, Inc.                                            91,304
    2,800        SRS Labs Inc.(a)                                         13,356
    2,100        Schawk, Inc.                                             24,066
    3,100        Schulman A, Inc.                                         52,700
    3,900        Sensient Technologies Corp.                              93,132
    8,900        Solutia, Inc.(a)                                         40,050
      600        Stepan Co.                                               28,194
    1,300        TOR Minerals International, Inc.(a)                       1,066
      700        Terra Nitrogen Co. LP                                    66,332
    1,800        Tredegar Corp.                                           32,724
    1,800        Trex Co., Inc.(a),(c)                                    29,628
    9,100        Valspar Corp.                                           164,619
    5,200        W.R. Grace & Co.(a)                                      31,044
    1,900        WD-40 Co.                                                53,751
    2,100        Westlake Chemical Corp.                                  34,209
    1,400        Zep, Inc.                                                27,034
    2,800        Zoltek Cos., Inc.(a)                                     25,172
                                                                    ------------
                                                                       4,101,603
                                                                    ------------
CONSTRUCTION - 2.0%
    7,500        Aecom Technology Corp.(a)                               230,475
   13,400        American Defense Systems, Inc.(a)                         7,638
    1,000        American Woodmark Corp.                                  18,230
    1,000        Ameron International Corp.                               62,920
    3,100        Apogee Enterprises, Inc.                                 32,116
    1,800        Armstrong World Industries, Inc.                         38,916
    4,800        Beacon Roofing Supply, Inc.(a)                           66,624
    9,664        Beazer Homes USA, Inc.(a),(c)                            15,269
    2,000        BlueLinx Holdings, Inc.(a)                                3,780
    1,876        Brookfield Homes Corp.(c)                                 8,104
    7,700        Bucyrus International, Inc.                             142,604
    1,900        Builders FirstSource, Inc.(a),(c)                         2,907
    2,180        Building Material Holding Corp.                             806
      710        Cavco Industries, Inc.(a)                                19,092
    2,675        Ceradyne, Inc.(a)                                        54,329
    3,800        Comstock Homebuilding Cos., Inc. Class A(a)                 722
    3,033        Dycom Industries, Inc.(a)                                24,931
    6,100        EMCOR Group, Inc.(a)                                    136,823
    5,020        Eagle Materials, Inc.(c)                                 92,418
    3,250        Granite Construction, Inc.                              142,773

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                                                   SCHEDULE OF INVESTMENTS |  49

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    6,000        Great Lakes Dredge & Dock Corp.                    $     24,900
    2,000        Hill International, Inc.(a)                              14,080
    6,300        Hovnanian Enterprises, Inc. Class A(a)                   10,836
    1,400        Huttig Building Products, Inc.(a)                           630
    2,300        Insituform Technologies, Inc. Class A(a)                 45,287
    2,200        Interline Brands, Inc.(a)                                23,386
   16,100        KBR, Inc.                                               244,720
      700        L.S. Starrett Co. Class A                                11,270
    2,950        LSI Industries, Inc.                                     20,267
    2,000        M/I Homes, Inc.(c)                                       21,080
    3,516        MDC Holdings, Inc.                                      106,535
    3,900        Martin Marietta Materials, Inc.(c)                      378,612
    3,800        Mastec, Inc.(a)                                          44,004
    3,000        Meritage Homes Corp.(a)                                  36,510
    2,200        NCI Building Systems, Inc.(a)                            35,860
      475        NVR, Inc.(a)                                            216,719
    1,100        Orion Marine Group, Inc.(a)                              10,626
    8,400        Owens Corning, Inc.(a)                                  145,320
      625        PGT, Inc.(a)                                                706
    2,300        Palm Harbor Homes, Inc.(a)                               11,454
      100        Patriot Transportation Holding, Inc.(a)                   7,007
      500        Performance Technologies, Inc.(a)                         1,670
    3,200        Perini Corp.(a)                                          74,816
    2,650        Quanex Building Products Corp.                           24,831
   18,335        Quanta Services, Inc.(a)                                363,033
    4,000        Quest Resource Corp.(a)                                   1,760
    4,500        Ryland Group, Inc.                                       79,515
   11,400        SBA Communications Corp. Class A(a)                     186,048
    3,300        Simpson Manufacturing Co., Inc.                          91,608
    1,000        Skyline Corp.                                            19,990
   15,300        Standard-Pacific Corp.(a)                                27,234
      700        Sterling Construction Co., Inc.(a)                       12,978
    2,500        Texas Industries, Inc.                                   86,250
   12,300        Toll Brothers, Inc.(a)                                  263,589
    5,600        U.S. Concrete, Inc.(a)                                   18,816
      500        UMH Properties, Inc.                                      2,975
    6,600        USG Corp.(a)                                             53,064
    4,300        WESCO International, Inc.(a)                             82,689
    5,400        Walter Industries, Inc.                                  94,554
    5,300        Westell Technologies, Inc. Class A(a)                     1,405
                                                                    ------------
                                                                       3,998,111
                                                                    ------------
CONSUMER DURABLES - 0.5%
    1,700        American Technology Corp.(a)                              1,445
    7,640        Avis Budget Group, Inc.(a)                                5,348
      800        Bassett Furniture Industries, Inc.                        2,680
    8,300        Champion Enterprises, Inc.(a)                             4,648
    1,600        Compx International, Inc.                                 8,448
      800        Conn's, Inc.(a)                                           6,784
    1,000        Design Within Reach, Inc.(a)                                680
    1,700        Emerson Radio Corp.(a)                                    1,122
    3,500        Ethan Allen Interiors, Inc.                              50,295
      200        Flexsteel Industries, Inc.                                1,338
    4,400        Furniture Brands International, Inc.                      9,724
    5,528        Griffon Corp.(a)                                         51,576
      700        Haverty Furniture Cos., Inc.                              6,531
    2,800        Helen of Troy Ltd.(a)                                    48,608
   13,200        Hertz Global Holdings, Inc.(a)                           66,924
    1,700        Hooker Furniture Corp.                                   13,022
    4,700        Interface, Inc. Class A                                  21,808
    2,800        Kimball International, Inc. Class B                      24,108
      200        Koss Corp.                                                1,860

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    3,400        La-Z-Boy, Inc.                                     $      7,378
    2,500        Lifetime Brands, Inc.                                     8,850
      500        Mac-Gray Corp.(a)                                         3,250
    5,064        Mohawk Industries, Inc.(a)                              217,600
      400        National Presto Industries, Inc.                         30,800
    4,900        RSC Holdings, Inc.(a)                                    41,748
    1,700        Rockford Corp.(a)                                         1,086
    6,100        Sealy Corp.                                              15,311
    5,250        Select Comfort Corp.(a)                                   1,313
    2,400        Stanley Furniture Co., Inc.                              19,008
      600        Sturm Ruger & Co., Inc.(a)                                3,582
    8,400        Tempur-Pedic International, Inc.                         59,556
    3,290        Toro Co.                                                108,570
    5,660        United Rentals, Inc.(a)                                  51,619
      642        Virco Manufacturing Corp.                                 1,252
                                                                    ------------
                                                                         897,872
                                                                    ------------
CONTAINERS - 0.4%
   16,000        Crown Holdings, Inc.(a)                                 307,200
    8,800        Graphic Packaging Holding Co.(a)                         10,032
    3,000        Greif, Inc.                                             100,290
    3,400        Mobile Mini, Inc.(a)                                     49,028
    2,900        Silgan Holdings, Inc.                                   138,649
    9,000        Sonoco Products Co.                                     208,440
    7,500        Temple-Inland, Inc.                                      36,000
    1,900        Textainer Group Holdings Ltd.                            20,140
    3,600        Trimas Corp.(a)                                           4,968
                                                                    ------------
                                                                         874,747
                                                                    ------------
DOMESTIC OIL - 3.5%
    7,700        Abraxas Petroleum Corp.(a)                                5,544
    1,500        Alon USA Energy, Inc.(c)                                 13,725
    7,400        American Oil & Gas, Inc.(a)                               5,920
      400        Approach Resources, Inc.(a)                               2,924
    3,800        Arena Resources, Inc.(a)                                106,742
    2,999        Atlas America, Inc.                                      44,535
    3,400        Atlas Energy Resources LLC                               43,418
    1,100        Atlas Pipeline Holdings LP                                4,158
    7,400        BPZ Resources, Inc.(a),(c)                               47,360
    1,900        Basic Energy Services, Inc.(a)                           24,776
    3,600        Bill Barrett Corp.(a)                                    76,068
    1,300        Bolt Technology Corp.(a)                                  9,048
    4,400        BreitBurn Energy Partners LP                             30,822
    2,800        CNX Gas Corp.(a)                                         76,440
    1,100        Callon Petroleum Co.(a)                                   2,860
   10,900        Cano Petroleum, Inc.(a)                                   4,796
    3,400        Carrizo Oil & Gas, Inc.(a)                               54,740
    1,100        Clayton Williams Energy, Inc.(a)                         49,984
    3,000        Clean Energy Fuels Corp.(a)                              18,120
    4,500        Comstock Resources, Inc.(a)                             212,625
    5,800        Concho Resources, Inc.(a)                               132,356
    3,100        Continental Resources, Inc.(a)                           64,201
    3,200        Crosstex Energy LP                                       13,984
    6,435        Delta Petroleum Corp.(a),(c)                             30,631
    6,500        Diamond Offshore Drilling, Inc.                         383,110
    1,900        Dorchester Minerals LP                                   30,153
    7,800        Dresser-Rand Group, Inc.(a)                             134,550
      500        Duncan Energy Partners LP                                 6,800
    1,900        EV Energy Partner LP                                     27,873
   16,100        EXCO Resources, Inc.(a)                                 145,866
    5,600        Edge Petroleum Corp.(a)                                     890
    1,696        Enbridge Energy Management LLC(a)                        41,467
    6,100        Enbridge Energy Partners LP                             155,550
    4,800        Encore Acquisition Co.(a)                               122,496

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,700        Encore Energy Partners LP                          $     35,046
   20,500        Endeavour International Corp.(a)                         10,250
    3,826        Energy Partners Ltd.(a)                                   5,165
   20,800        Energy Transfer Equity LP                               337,168
    5,900        FX Energy, Inc.(a)                                       16,461
   10,800        Frontier Oil Corp.                                      136,404
    2,000        GMX Resources Inc.(a)                                    50,640
    5,700        Gasco Energy, Inc.(a)                                     2,223
    1,200        GeoResources, Inc.(a)                                    10,428
    1,500        Geokinetics, Inc.(a)                                      3,705
   11,730        Global Industries Ltd.(a),(c)                            40,938
    1,630        Gulf Island Fabrication, Inc.                            23,488
    2,000        Gulfmark Offshore, Inc.(a)                               47,580
    4,000        Harvest Natural Resources, Inc.(a)                       17,200
    7,984        Helix Energy Solutions Group, Inc.(a)                    57,804
    8,900        Hercules Offshore, Inc.(a)                               42,275
    1,800        Hiland Holdings GP LP                                     4,248
      600        Hiland Partners LP                                        3,078
    4,900        Holly Corp.                                              89,327
    1,200        Inergy Holdings LP                                       26,004
   12,700        Key Energy Services, Inc.(a)                             56,007
    1,000        Legacy Reserves LP                                        9,325
   10,300        Linn Energy LLC                                         154,191
    6,300        Magellan Midstream Partners LP                          190,323
    8,099        Mariner Energy, Inc.(a)                                  82,610
    6,182        MarkWest Energy Partners LP                              49,332
    2,000        Matrix Service Co.(a)                                    15,340
    5,500        McMoRan Exploration Co.(a)                               53,900
    5,100        Meridian Resource Corp.(a)                                2,907
   12,598        Newfield Exploration Co.(a)                             248,811
    1,900        Northern Oil And Gas, Inc.(a)                             4,940
    4,000        NuStar Energy L.P.                                      164,240
      700        OYO Geospace Corp.(a)                                    12,229
      300        Panhandle Oil & Gas Inc.                                  5,400
   15,910        Patterson-UTI Energy, Inc.                              183,124
   25,301        PetroHawk Energy Corp.(a)                               395,455
    4,400        Petroquest Energy, Inc.(a)                               29,744
      700        Pioneer Southwest Energy Partners LP                      9,590
   10,219        Plains Exploration & Production Co.(a)                  237,490
   16,000        Pride International, Inc.(a)                            255,680
   10,460        Quicksilver Resources, Inc.(a)                           58,262
    7,700        Ram Energy Resources, Inc.(a)                             6,776
    5,300        Rosetta Resources, Inc.(a)                               37,524
    6,200        St. Mary Land & Exploration Co.                         125,922
    2,809        Stone Energy Corp.(a)                                    30,955
    2,800        Suburban Propane Partners LP                             99,260
    1,700        Sunoco Logistics Partners LP                             76,738
    7,726        Superior Energy Services, Inc.(a)                       123,075
    2,100        Superior Well Services, Inc.(a)                          21,000
    9,000        Syntroleum Corp.(a)                                       4,860
    7,900        TEPPCO Partners LP                                      154,603
    4,200        Teekay Corp.                                             82,530
    1,400        Teekay Offshore Partners LP                              15,260
    1,700        Transmontaigne Partners LP                               22,610
    4,300        Tri-Valley Corp.(a)                                       7,740
   15,300        Ultra Petroleum Corp.(a)                                528,003
    2,700        Union Drilling, Inc.(a)                                  14,013
    6,500        Vaalco Energy, Inc.(a)                                   48,360

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52 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,700        W&T Offshore, Inc.                                 $     38,664
    4,200        Warren Resources, Inc.(a)                                 8,358
    2,100        Western Gas Partners LP                                  26,943
    3,000        Western Refining, Inc.                                   23,280
    4,700        Whiting Petroleum Corp.(a)                              157,262
    1,100        Williams Pipeline Partners LP                            15,598
                                                                    ------------
                                                                       6,972,198
                                                                    ------------
DRUGS & MEDICINE - 10.7%
    2,000        AMAG Pharmaceuticals, Inc.(a)                            71,700
    5,700        AMERIGROUP Corp.(a)                                     168,264
    2,900        ARYx Therapeutics, Inc.(a)                                8,700
    5,400        ATS Medical, Inc.(a)                                     15,012
    7,050        AVANIR Pharmaceuticals Class A(a)                         2,892
    3,100        AVI BioPharma, Inc.(a)                                    2,040
    2,900        Abaxis, Inc.(a)                                          46,487
    3,200        Abiomed, Inc.(a)                                         52,544
      613        The Abraxis Bioscience, Inc.(a)                          40,409
    4,500        Acadia Pharmaceuticals, Inc.(a)                           4,050
    1,600        Accelrys, Inc.(a)                                         6,976
    4,800        Accuray, Inc.(a)                                         24,768
    3,300        Acorda Therapeutics, Inc.(a)                             67,683
    2,900        Acura Pharmaceuticals, Inc.(a)                           21,286
    7,200        Adolor Corp.(a)                                          11,952
    1,476        AdvanSource Biomaterials Corp.(a)                           369
    7,535        Advanced Medical Optics, Inc.(a)                         49,806
    1,400        Affymax, Inc.(a)                                         13,986
    1,600        Air Methods Corp.(a)                                     25,584
    2,200        Air Transport Services Group, Inc.(a)                       396
    2,000        Albany Molecular Research, Inc.(a)                       19,480
    8,200        Alexion Pharmaceuticals, Inc.(a)                        296,758
    3,600        Alexza Pharmaceuticals, Inc.(a)                          11,412
    4,900        Align Technology, Inc.(a)                                42,875
   10,300        Alkermes, Inc.(a)                                       109,695
        2        Allegro Biodiesel Corp.(a)                                    -
    3,300        Alliance Imaging, Inc.(a)                                26,301
    6,800        Allos Therapeutics, Inc.(a)                              41,616
    1,000        Almost Family, Inc.(a)                                   44,980
      500        Altus Pharmaceuticals, Inc.(a)                              265
    2,967        Amedisys, Inc.(a)                                       122,655
    1,200        America Service Group, Inc.(a)                           12,840
    7,500        American Medical Systems Holdings, Inc.(a)               67,425
    1,700        Amicus Therapeutics, Inc.(a)                             13,566
    2,700        Amsurg Corp.(a)                                          63,018
   13,700        Amylin Pharmaceuticals, Inc.(a)                         148,645
    1,700        Anadys Pharmaceuticals, Inc.(a)                           2,669
      400        Anesiva, Inc.(a)                                            140
    2,590        AngioDynamics, Inc.(a)                                   35,457
    3,100        Animal Health International, Inc.(a)                      6,603
    9,300        Antigenics, Inc.(a),(c)                                   4,464
    1,900        Arcadia Resources, Inc.(a)                                  703
    2,000        Ardea Biosciences, Inc.(a)                               23,940
    8,240        Arena Pharmaceuticals, Inc.(a)                           34,360
    8,800        Ariad Pharmaceuticals, Inc.(a)                            7,480
    5,530        Arqule, Inc.(a)                                          23,336
    4,300        Array Biopharma, Inc.(a)                                 17,415
    2,700        ArthroCare Corp.(a),(c)                                  12,879
    1,100        Aspect Medical Systems, Inc.(a)                           3,707
    1,300        AspenBio Pharma, Inc.(a)                                  8,021
    4,800        Assisted Living Concepts, Inc.(a)                        19,920
    4,300        Auxilium Pharmaceuticals, Inc.(a)                       122,292

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    1,000        Avigen, Inc.(a)                                    $        760
    5,800        Beckman Coulter, Inc.                                   254,852
    1,600        Bio-Reference Labs, Inc.(a)                              41,968
    1,700        BioCryst Pharmaceuticals, Inc.(a)                         2,329
    1,000        BioForm Medical, Inc.(a)                                    910
    9,900        BioMarin Pharmaceuticals, Inc.(a)                       176,220
      400        BioMimetic Therapeutics, Inc.(a)                          3,688
      900        BioSphere Medical, Inc.(a)                                1,737
      600        Biodel, Inc.(a)                                           2,892
    2,400        Biolase Technology, Inc.(a)                               3,576
    3,363        Biopure Corp. Class A(a)                                    504
    2,596        Bioscript, Inc.(a)                                        5,763
    2,350        CONMED Corp.(a)                                          56,259
       90        CPEX Pharmaceuticals, Inc.(a)                               877
    5,800        CV Therapeutics, Inc.(a)                                 53,418
      900        Cadence Pharmaceuticals, Inc.(a)                          6,507
   16,300        Calypte Biomedical Corp.(a)                                 114
    2,100        Cambrex Corp.(a)                                          9,702
    1,200        Caraco Pharmaceutical Laboratories Ltd.(a)                7,104
    3,210        Cardiac Science Corp.(a)                                 24,075
    2,700        Cardica, Inc.(a)                                          9,450
    1,900        CardioNet, Inc.(a)                                       46,835
      414        Cardiodynamics International Corp.(a)                       236
    3,800        Catalyst Health Solutions, Inc.(a)                       92,530
    7,100        Celera Corp.(a)                                          79,023
      395        Cell Therapeutics, Inc.(a)                                   57
    1,766        Celldex Therapeutics, Inc.(a)                            13,987
    3,900        Centene Corp.(a)                                         76,869
    1,400        Cerus Corp.(a)                                              980
    6,892        Charles River Laboratories International, Inc.(a)       180,570
      100        Chelsea Therapeutics International, Inc.(a)                 134
    9,000        Clarient, Inc.(a)                                        14,670
      687        Clinical Data, Inc.(a)                                    6,114
    7,400        Columbia Laboratories, Inc.(a)                            9,398
    9,200        Community Health Systems, Inc.(a)                       134,136
    2,900        Conceptus, Inc.(a)                                       44,138
    4,643        The Cooper Cos., Inc.                                    76,145
    1,200        Corvel Corp.(a)                                          26,376
    1,900        Cougar Biotechnology, Inc.(a)                            49,400
    6,400        Covance, Inc.(a)                                        294,592
    2,000        CryoLife, Inc.(a)                                        19,420
    6,200        Cubist Pharmaceuticals, Inc.(a)                         149,792
    3,300        Curis, Inc.(a)                                            2,475
      900        Cutera, Inc.(a)                                           7,983
    3,000        Cyberonics, Inc.(a)                                      49,710
    2,200        Cynosure, Inc. Class A(a)                                20,086
    4,200        Cypress Bioscience, Inc.(a)                              28,728
   10,200        CytRx Corp.(a)                                            3,162
    1,700        Cytokinetics, Inc.(a)                                     4,845
    1,400        Datascope Corp.                                          73,136
      700        Daxor Corp.                                              10,780
    9,930        Dendreon Corp.(a),(c)                                    45,479
    7,300        Depomed, Inc.(a)                                         12,045
    3,900        DexCom, Inc.(a)                                          10,764
    1,300        Dialysis Corp.of America(a)                               9,100
   10,100        Discovery Laboratories, Inc.(a)                          11,312
    7,200        Durect Corp.(a)                                          24,408
    1,300        Dusa Pharmaceuticals, Inc.(a)                             1,365
        4        Dynacq Healthcare, Inc.(a)                                   17
    4,700        Dynavax Technologies Corp.(a)                             3,854
    7,566        EPIX Pharmaceuticals, Inc.(a)                             7,793

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54 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    5,100        Edwards Lifesciences Corp.(a)                      $    280,245
      700        Emergency Medical Services Corp.(a)                      25,627
    1,800        Emergent Biosolutions, Inc.(a)                           46,998
    2,100        Emeritus Corp.(a)                                        21,063
    4,800        Emisphere Technologies, Inc.(a)                           3,792
   10,900        Endo Pharmaceuticals Holdings, Inc.(a)                  282,092
    6,200        Endologix, Inc.(a)                                        7,440
    4,300        Entremed, Inc.(a)                                           688
    2,473        Enzo Biochem, Inc.(a)                                    12,093
    5,500        Enzon Pharmaceuticals, Inc.(a),(c)                       32,065
      673        EpiCept Corp.(a),(c)                                        431
      725        Escalon Medical Corp.(a)                                  1,153
    7,183        ev3, Inc.(a)                                             43,816
    1,600        Exact Sciences Corp.(a)                                     912
      700        Exactech, Inc.(a)                                        11,788
    2,200        FGX International Holdings Ltd.(a)                       30,228
    2,280        Facet Biotech Corp.(a)                                   21,865
      692        Fonar Corp.(a)                                              574
    2,400        GTx, Inc.(a),(c)                                         40,416
    5,200        Gen-Probe, Inc.(a)                                      222,768
      900        GenVec, Inc.(a)                                             387
      566        Genaera Corp.(a)                                            192
   11,160        Genelabs Technologies, Inc.(a)                           14,396
   47,740        Genentech, Inc.(a)                                    3,958,123
    2,100        Genomic Health, Inc.(a)                                  40,908
    1,200        Genoptix, Inc.(a)                                        40,896
    1,300        Genta, Inc.(a)                                                4
    5,600        Geron Corp.(a)                                           26,152
    2,800        Greatbatch, Inc.(a)                                      74,088
    2,500        HMS Holdings Corp.(a)                                    78,800
    2,800        Haemonetics Corp.(a)                                    158,200
    7,300        Halozyme Therapeutics, Inc.(a)                           40,880
    1,800        Hansen Medical, Inc.(a),(c)                              12,996
    5,100        Health Grades, Inc.(a)                                   10,506
   23,880        Health Management Associates, Inc. Class A(a)            42,745
    9,380        Health Net, Inc.(a)                                     102,148
    7,900        HealthSouth Corp.(a)                                     86,584
    4,800        HealthSpring, Inc.(a)                                    95,856
    1,900        HealthTronics, Inc.(a)                                    4,275
    3,077        Healthcare Services Group, Inc.                          49,017
    3,600        Healthways, Inc.(a)                                      41,328
      500        Helicos BioSciences Corp.(a)                                195
    1,300        Hemispherx Biopharma, Inc.(a)                               455
    8,600        Henry Schein, Inc.(a)                                   315,534
    6,200        Herbalife Ltd.                                          134,416
    1,075        Hi-Tech Pharmacal Co., Inc.(a)                            5,956
    6,645        Hill-Rom Holdings, Inc.                                 109,377
    2,300        Hollis-Eden Pharmaceuticals, Inc.(a)                      1,564
   24,136        Hologic, Inc.(a)                                        315,458
    4,600        Hooper Holmes, Inc.(a)                                    1,150
   13,800        Human Genome Sciences, Inc.(a)                           29,256
    2,900        Hydron Technologies, Inc.(a)                                 38
    2,700        I-Flow Corp.(a)                                          12,960
    1,600        ICU Medical, Inc.(a)                                     53,024
    2,600        II-VI, Inc.(a)                                           49,634
      600        IPC The Hospitalist Co., Inc.(a)                         10,098
      700        Idera Pharmaceuticals, Inc.(a)                            5,376
    5,800        Idexx Laboratories, Inc.(a)                             209,264
    7,037        Immucor, Inc.(a)                                        187,043
    2,900        ImmunoGen, Inc.(a)                                       12,441
    8,300        Immunomedics, Inc.(a)                                    14,110
   11,200        Incyte Corp.(a)                                          42,448
   10,100        Indevus Pharmaceuticals, Inc.(a)                         31,714

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                                                   SCHEDULE OF INVESTMENTS |  55

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    4,200        Insmed, Inc.(a)                                    $      1,974
    6,400        Inspire Pharmaceuticals, Inc.(a)                         23,040
    2,300        Insulet Corp.(a)                                         17,756
    2,300        Integra LifeSciences Holdings Corp.(a)                   81,811
    7,045        Inter Allscripts - Misys Healthcare Solutions, Inc.      69,886
    3,800        InterMune, Inc.(a),(c)                                   40,204
    3,500        Invacare Corp.                                           54,320
    7,475        Inverness Medical Innovations, Inc.(a),(c)              141,352
    8,900        Isis Pharmaceuticals, Inc.(a)                           126,202
    5,300        Ista Pharmaceuticals, Inc.(a)                             3,816
    6,200        Javelin Pharmaceuticals, Inc.(a)                          7,750
      700        Jazz Pharmaceuticals, Inc.(a)                             1,351
    2,900        K-V Pharmaceutical Co. Class A(a)                         8,352
    1,800        Kendle International, Inc.(a)                            46,296
    1,500        Kensey Nash Corp.(a)                                     29,115
    3,190        Kindred Healthcare, Inc.(a)                              41,534
    5,615        Kinetic Concepts, Inc.(a)                               107,696
    4,850        LCA-Vision, Inc.(c)                                      19,934
    1,800        LHC Group, Inc.(a)                                       64,800
    5,540        La Jolla Pharmaceutical Co.(a)                            3,213
    1,210        Lakeland Industries, Inc.(a)                              9,789
      700        Landauer, Inc.                                           51,310
      300        Langer, Inc.(a)                                             225
      800        Lectec Corp.(a)                                           1,080
    3,000        Lexicon Genetics, Inc.(a)                                 4,200
    5,645        LifePoint Hospitals, Inc.(a)                            128,932
   10,594        Ligand Pharmaceuticals, Inc. Class B(a)                  29,028
    7,100        Lincare Holdings, Inc.(a)                               191,203
      200        MAKO Surgical Corp.(a)                                    1,336
      300        MAP Pharmaceuticals, Inc.(a)                              2,094
    1,600        MEDTOX Scientific, Inc.(a)                               13,152
    3,879        Magellan Health Services, Inc.(a)                       151,902
    7,800        MannKind Corp.(a),(c)                                    26,754
    3,100        Mannatech, Inc.(c)                                        7,595
    3,700        Martek Biosciences Corp.(a)                             112,147
    4,400        Masimo Corp.(a)                                         131,252
    3,100        MedAssets, Inc.(a)                                       45,260
    1,500        MedCath Corp.(a)                                         15,660
   11,000        Medarex, Inc.(a)                                         61,380
    1,600        Medical Action Industries, Inc.(a)                       16,000
    5,370        Medicines Co.(a)                                         79,100
    5,100        Medicis Pharmaceutical Corp. Class A                     70,890
    2,100        Medifast, Inc.(a)                                        11,613
    2,830        Medis Technologies Ltd.(a),(c)                            1,274
    2,900        Medivation, Inc.(a)                                      42,253
      100        Memory Pharmaceuticals Corp.(a)                              61
    3,800        Mentor Corp.                                            117,534
    3,525        Meridian Bioscience, Inc.                                89,782
    2,768        Merit Medical Systems, Inc.(a)                           49,630
    2,500        Metabolix, Inc.(a)                                       31,800
      300        Metropolitan Health Networks, Inc.(a)                       480
    2,133        Micromet, Inc.(a)                                         9,300
    2,100        Micrus Endovascular Corp.(a)                             24,381
    8,000        MiddleBrook Pharmaceuticals, Inc.(a)                     12,000
    2,600        Mine Safety Appliances Co.                               62,166
      400        Molecular Insight Pharmaceuticals, Inc.(a)                1,720
    1,800        Molina Healthcare, Inc.(a)                               31,698
    2,700        Momenta Pharmaceuticals, Inc.(a)                         31,320

================================================================================

56 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,743        Monogram Biosciences, Inc.(a)                      $      7,132
    4,700        Myriad Genetics, Inc.(a)                                311,422
    4,800        NBTY, Inc.(a)                                            75,120
    6,340        NPS Pharmaceuticals, Inc.(a)                             39,371
    3,500        Nabi Biopharmaceuticals(a)                               11,725
      200        Nanosphere, Inc.(a)                                         952
      150        National Dentex Corp.(a)                                    683
      600        National Healthcare Corp.                                30,384
    2,900        Natus Medical, Inc.(a)                                   37,555
    8,600        Nektar Therapeutics(a)                                   47,816
    4,486        Neopharm, Inc.(a)                                           718
    1,900        Neose Technologies, Inc.(a)                                 646
    5,345        Neurocrine Biosciences, Inc.(a)                          17,104
    2,600        Neurogen Corp.(a)                                           374
    1,700        Neurometrix, Inc.(a),(c)                                  1,445
    4,900        Nile Therapeutics, Inc.(a)                                3,920
    3,000        Northfield Laboratories, Inc.(a),(c)                      2,970
   19,600        Nova Biosource Fuels, Inc.(a)                             1,960
    4,000        Novacea, Inc.(a)                                          6,000
    6,500        Novavax, Inc.(a)                                         12,285
    3,000        Noven Pharmaceuticals, Inc.(a)                           33,000
    3,600        NuVasive, Inc.(a)                                       124,740
    1,400        Nutraceutical International Corp.(a)                     10,766
   10,221        Nuvelo, Inc.(a)                                           3,066
    5,300        NxStage Medical, Inc.(a)                                 14,151
    6,067        OSI Pharmaceuticals, Inc.(a)                            236,916
    2,700        Obagi Medical Products, Inc.(a)                          20,142
    3,850        Odyssey HealthCare, Inc.(a)                              35,613
    9,900        Omnicare, Inc.                                          274,824
    5,600        Onyx Pharmaceuticals, Inc.(a)                           191,296
    8,100        Opko Health, Inc.(a),(c)                                 13,122
    3,900        Optimer Pharmaceuticals, Inc.(a)                         47,229
    4,775        OraSure Technologies, Inc.(a)                            17,572
      380        Ore Pharmaceuticals, Inc.(a)                                182
    1,200        Orexigen Therapeutics, Inc.(a)                            6,696
    2,400        Orthofix International NV(a)                             36,792
    4,100        Orthologic Corp.(a)                                       1,722
    5,920        Orthovita, Inc.(a)                                       20,069
      550        Oscient Pharmaceuticals Corp.(a)                             99
    1,300        Osiris Therapeutics, Inc.(a),(c)                         24,908
    3,300        Osteotech, Inc.(a)                                        5,577
    3,800        Owens & Minor, Inc.                                     143,070
   11,400        PDL BioPharma, Inc.                                      70,452
    6,800        PSS World Medical, Inc.(a)                              127,976
    4,500        Pain Therapeutics, Inc.(a)                               26,640
   11,006        Panacos Pharmaceuticals, Inc.(a)                          1,541
    4,300        Par Pharmaceutical Cos., Inc.(a)                         57,663
    7,000        Parexel International Corp.(a)                           67,970
    4,800        Pediatrix Medical Group, Inc.(a)                        152,160
    4,600        Penwest Pharmaceuticals Co.(a)                            7,222
   20,800        Peregrine Pharmaceuticals, Inc.(a),(c)                    6,032
    7,800        Perrigo Co.                                             252,018
    2,900        PetMed Express, Inc.(a)                                  51,127
    3,423        PharMerica Corp.(a)                                      53,638
   10,100        Pharmaceutical Product
                 Development, Inc.                                       293,001
    2,290        Pharmacyclics, Inc.(a)                                    1,809
    2,100        Pharmasset, Inc.(a)                                      27,531
    1,140        Pharmos Corp.(a)                                             89

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,900        Power Medical Interventions, Inc.(a)               $        638
    3,300        Pozen, Inc.(a)                                           16,632
    2,500        Prestige Brands Holdings, Inc.(a)                        26,375
    3,200        Progenics Pharmaceuticals, Inc.(a)                       32,992
      125        Psychemedics Corp.                                          808
    5,032        Psychiatric Solutions, Inc.(a)                          140,141
    6,900        Questcor Pharmaceuticals, Inc.(a)                        64,239
    2,300        Quidel Corp.(a)                                          30,061
    2,900        RTI Biologics, Inc.(a)                                    8,004
     507         RXi Pharmaceuticals Corp.(a)                              2,915
    6,600        RadNet, Inc.(a)                                          22,110
    6,800        Regeneron Pharmaceuticals, Inc.(a)                      124,848
    2,100        RehabCare Group, Inc.(a)                                 31,836
    1,600        Reliv International, Inc.                                 7,200
    1,300        Repros Therapeutics, Inc.(a)                             13,676
    1,700        Res-Care, Inc.(a)                                        25,534
    7,500        ResMed, Inc.(a)                                         281,100
    1,300        Retractable Technologies, Inc.(a)                         1,105
    5,000        Rexahn Pharmaceuticals, Inc.(a)                           4,450
    3,665        Rigel Pharmaceuticals, Inc.(a)                           29,320
    1,700        Rochester Medical Corp.(a)                               26,146
    3,200        Rockwell Medical Technologies, Inc.(a)                   13,408
    5,703        Salix Pharmaceuticals Ltd.(a)                            50,357
    4,100        Sangamo Biosciences, Inc.(a),(c)                         14,268
    2,700        Santarus, Inc.(a)                                         4,239
    7,684        Savient Pharmaceuticals, Inc.(a)                         44,490
    5,700        Sciclone Pharmaceuticals, Inc.(a)                         4,218
    6,700        Seattle Genetics, Inc.(a)                                59,898
   10,355        Sepracor, Inc.(a)                                       113,698
    2,700        Skilled Healthcare Group, Inc. Class A(a)                22,788
    3,000        Somaxon Pharmaceuticals, Inc.(a)                          3,810
    3,500        Sonic Innovations, Inc.(a)                                3,500
    2,200        SonoSite, Inc.(a)                                        41,976
    1,900        Sparta Surgical Corp.(a)                                      -
    3,800        Spectranetic Corp.(a)                                     9,918
       16        Spectrum Pharmaceuticals, Inc.(a)                            23
    2,400        Staar Surgical Co.(a)                                     5,712
   10,100        Star Scientific, Inc.(a)                                 38,683
   16,300        StemCells, Inc.(a)                                       22,168
    2,600        Stereotaxis, Inc.(a),(c)                                 11,440
    6,000        Steris Corp.                                            143,340
      900        Sucampo Pharmaceuticals, Inc. Class A(a)                  5,175
    3,100        Sun Healthcare Group, Inc.(a)                            27,435
    3,400        Sunrise Senior Living, Inc.(a)                            5,712
    3,130        SuperGen, Inc.(a)                                         5,978
    1,500        SurModics, Inc.(a)                                       37,905
    2,200        Symmetry Medical, Inc.(a)                                17,534
    1,300        Synovis Life Technologies, Inc.(a)                       24,362
      900        Synta Pharmaceuticals Corp.(a)                            5,508
    8,500        SyntheMed, Inc.(a)                                          935
       50        Synvista Therapeutics, Inc.(a)                               47
      850        Targeted Genetics Corp.(a)                                  149
    3,500        Techne Corp.                                            225,820
    8,430        Telik, Inc.(a)                                            3,203
    1,900        Theragenics Corp.(a)                                      2,223
    4,500        Theravance, Inc.(a)                                      55,755
    5,500        Thoratec Corp.(a)                                       178,695
    1,217        Threshold Pharmaceuticals, Inc.(a)                          669

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58 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,800        Titan Pharmaceuticals, Inc.(a)                     $         62
    4,700        Tomotherapy, Inc.(a)                                     11,186
      375        TorreyPines Therapeutics, Inc.(a)                           101
      400        Trans1, Inc.(a)                                           2,884
      900        Transgenomic, Inc.(a)                                       396
    2,900        Trimeris, Inc.                                            3,857
    1,100        Triple-S Management Corp.(a)                             12,650
      400        Trubion Pharmaceuticals, Inc.(a)                            512
    1,600        US Physical Therapy, Inc.(a)                             21,328
    1,100        USANA Health Sciences, Inc.(a)                           37,664
      400        Uluru, Inc.(a)                                              112
    2,300        United Therapeutics Corp.(a)                            143,865
    2,700        Universal Display Corp.(a),(c)                           25,515
    4,200        Universal Health Services, Inc. Class B                 157,794
    1,700        Urologix, Inc.(a)                                           935
      800        Utah Medical Products, Inc.                              17,560
    8,040        VCA Antech, Inc.(a)                                     159,835
    1,960        VNUS Medical Technologies, Inc.(a)                       31,791
    6,900        Valeant Pharmaceuticals International(a),(c)            158,010
    3,000        Vanda Pharmaceuticals, Inc.(a)                            1,530
      200        Vascular Solutions Inc.(a)                                1,804
      170        Vermillion, Inc.(a)                                          46
   14,062        Vertex Pharmaceuticals, Inc.(a)                         427,204
        9        Via Pharmaceuticals, Inc.(a)                                  2
    1,000        Vical, Inc.(a)                                            1,410
      330        Vion Pharmaceuticals, Inc.(a)                               122
    7,100        ViroPharma, Inc.(a)                                      92,442
    1,600        Virtual Radiologic Corp.(a)                              13,568
    7,100        Vivus, Inc.(a)                                           37,772
    3,200        Volcano Corp.(a)                                         48,000
    8,500        Warner Chilcott Ltd.(a)                                 123,250
    2,900        West Pharmaceutical Services, Inc.                      109,533
    3,300        Wright Medical Group, Inc.(a)                            67,419
   14,200        XOMA Ltd.(a)                                              8,804
      900        XTENT, Inc.(a)                                              234
    2,300        Xenoport, Inc.(a)                                        57,684
      385        Zila, Inc.(a)                                                89
    2,210        Zoll Medical Corp.(a)                                    41,747
    5,900        ZymoGenetics, Inc.(a)                                    17,700
                                                                    ------------
                                                                      21,348,308
                                                                    ------------
ELECTRONICS - 6.2%
    7,300        8x8, Inc.(a),(c)                                          3,468
    2,200        A.O. Smith Corp.                                         64,944
    3,100        APAC Customer Services, Inc.(a)                           3,751
    3,400        ATMI, Inc.(a)                                            52,462
    5,300        AVX Corp.                                                42,082
    1,200        AXT, Inc.(a)                                              1,620
    1,300        AZZ Inc.(a)                                              32,630
    2,900        Actel Corp.(a)                                           33,988
    4,200        Acuity Brands, Inc.                                     146,622
    5,400        Acxiom Corp.                                             43,794
    4,900        Advanced Analogic Technologies, Inc.(a)                  14,798
    5,000        Advanced Battery Technologies, Inc.(a)                   13,300
    3,500        Advanced Energy Industries, Inc.(a)                      34,825
    3,300        Agilysys, Inc.                                           14,157
    2,000        Airvana, Inc.(a)                                         12,240
    1,400        Alliance Fiber Optic Products, Inc.(a)                      900
    3,062        Alliant Techsystems, Inc.(a),(b)                        262,597
    8,500        Altair Nanotechnologies, Inc.(a),(c)                     10,370
    3,600        Altra Holdings, Inc.(a)                                  28,476

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    1,150        American Physicians Capital, Inc.                  $     55,315
    1,000        American Science & Engineering, Inc.                     73,960
   10,410        Amkor Technology, Inc.(a)                                22,694
      100        Amtech Systems, Inc.(a)                                     369
    6,500        Anadigics, Inc.(a)                                        9,620
    1,700        Anaren, Inc.(a)                                          20,315
    2,700        Anixter International, Inc.(a)                           81,324
    7,075        Applied Micro Circuits Corp.(a)                          27,804
   12,398        Arris Group, Inc.(a)                                     98,564
   10,700        Arrow Electronics, Inc.(a)                              201,588
    1,300        Ascent Solar Technologies, Inc.(a)                        4,888
    4,300        Asyst Technologies, Inc.(a)                               1,075
    6,700        Atheros Communications, Inc.(a)                          95,877
   40,900        Atmel Corp.(a)                                          128,017
    2,200        Audiovox Corp. Class A(a)                                11,022
    3,100        AuthenTec, Inc.(a)                                        5,177
      826        Avanex Corp.(a)                                             867
    3,356        Avid Technology, Inc.(a)                                 36,614
   13,764        Avnet, Inc.(a)                                          250,642
      900        Aware, Inc.(a)                                            1,683
    7,500        Axcelis Technologies, Inc.(a)                             3,825
    1,100        Axsys Technologies, Inc.(a)                              60,346
    1,800        Badger Meter, Inc.                                       52,236
      600        Bel Fuse, Inc.                                           12,720
    4,500        Belden, Inc.                                             93,960
    5,684        Benchmark Electronics, Inc.(a)                           72,584
    4,400        BigBand Networks, Inc.(a)                                24,288
   15,300        Bookham, Inc.(a)                                          6,885
    2,135        Bell Microproducts, Inc.(a)                               1,281
    6,782        Brooks Automation, Inc.(a)                               39,403
    5,100        Bruker BioSciences Corp.(a)                              20,604
    2,800        C&D Technologies, Inc.(a),(c)                             8,764
    4,000        CTS Corp.                                                22,040
    2,600        Cabot Microelectronics Corp.(a)                          67,782
   27,700        Cadence Design Systems, Inc.(a)                         101,382
    1,300        CalAmp Corp.(a)                                             585
    4,000        California Micro Devices CP(a)                            7,440
    2,385        Caliper Life Sciences, Inc.(a)                            2,313
    2,800        Candela Corp.(a)                                          1,484
      600        Cardtronics, Inc.(a)                                        774
    4,600        Cavium Networks, Inc.(a)                                 48,346
    6,500        Cepheid, Inc.(a)                                         67,470
    2,103        Ceva, Inc.(a)                                            14,721
      700        Champion Industries, Inc.                                 2,030
    4,200        Checkpoint Systems, Inc.(a)                              41,328
    8,300        Cirrus Logic, Inc.(a)                                    22,244
    1,800        Coherent, Inc.(a)                                        38,628
    1,300        Cohu, Inc.                                               15,795
    6,716        CommScope, Inc.(a)                                      104,367
    2,500        Comtech Telecommunications Corp.(a)                     114,550
    5,254        Conexant Systems, Inc.(a)                                 3,599
      700        Cox Radio, Inc. Class A(a)                                4,207
    7,900        Cree, Inc.(a),(c)                                       125,373
    3,605        Cymer, Inc.(a)                                           78,986
   14,400        Cypress Semiconductor Corp.(a)                           64,368
    3,627        DDi Corp.(a)                                             11,171
    3,900        DSP Group, Inc.(a)                                       31,278
    2,200        DTS, Inc.(a)                                             40,370
    2,900        Daktronics, Inc.                                         27,144
    3,800        Data Domain, Inc.(a),(c)                                 71,440
      100        Dataram Corp.                                               130
    4,200        DealerTrack Holdings, Inc.(a)                            49,938

================================================================================

60 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    3,350        Diodes, Inc.(a)                                    $     20,301
    1,900        Dionex Corp.(a)                                          85,215
    5,700        Dolby Laboratories, Inc. Class A(a)                     186,732
    1,600        Ducommun, Inc.                                           26,720
    1,400        Dynamics Research Corp.(a)                               11,200
      470        EDCI Holdings, Inc.(a)                                    1,701
    3,700        EF Johnson Technologies, Inc.(a)                          4,958
    2,000        EMS Technologies, Inc.(a)                                51,740
    3,400        Electro Scientific Industries, Inc.(a)                   23,086
    1,700        Electroglas, Inc.(a)                                        243
    5,600        Electronics for Imaging, Inc.(a)                         53,536
       20        eMagin Corp.(a)                                              11
    6,800        Emcore Corp.(a),(c)                                       8,840
    1,400        Empire Resources, Inc.                                    1,750
    7,700        Emulex Corp.(a)                                          53,746
    1,000        EndWare Corp.(a)                                          2,400
    4,000        Ener1, Inc.(a),(c)                                       28,600
    4,400        EnerSys(a)                                               48,400
    5,400        Energizer Holdings, Inc.(a)                             292,356
    5,000        Energy Conversion Devices, Inc.(a),(c)                  126,050
    9,200        Entorian Technologies, Inc.(a)                            2,668
    2,000        Entropic Communications, Inc.(a)                          1,000
    5,300        Exar Corp.(a)                                            35,351
    6,887        Exide Technologies(a)                                    36,432
    3,800        FEI Co.(a)                                               71,668
    5,300        FSI International, Inc.(a)                                1,643
   10,100        Fairchild Semiconductor International, Inc.(a)           49,389
    2,200        Faro Technologies, Inc.(a)                               37,092
    4,700        First Solar, Inc.(a)                                    648,412
    2,400        Flotek Industries, Inc.(a)                                6,048
    5,000        Formfactor, Inc.(a)                                      73,000
    7,200        FuelCell Energy, Inc.(a),(c)                             27,936
    2,400        GTC Biotherapeutics, Inc.(a)                                768
    5,000        General Cable Corp.(a)                                   88,450
    2,700        Genesis Energy LP                                        23,571
    4,200        Glu Mobile, Inc.(a)                                       2,100
    9,600        Harmonic, Inc.(a)                                        53,856
    1,520        Harvard Bioscience, Inc.(a)                               4,028
    2,600        Hearst-Argyle Television, Inc.                           15,756
      975        Herley Industries, Inc.(a)                               11,973
      447        Hifn, Inc.(a)                                             1,055
    1,700        Hittite Microwave Corp.(a)                               50,082
    2,900        Hoku Scientific, Inc.(a),(c)                              7,743
    2,400        Houston Wire & Cable Co.                                 22,344
      800        Hungarian Telephone & Cable Corp.(a)                      6,880
    2,995        Hutchinson Technology, Inc.(a)                           10,423
    3,000        IPG Photonics Corp.(a)                                   39,540
    2,500        IRIS International, Inc.(a)                              34,850
    2,400        IXYS Corp.                                               19,824
      394        IdentiPHI, Inc.(a)                                            8
    1,700        iGO, Inc.(a)                                              1,190
    5,800        Ikanos Communications, Inc.(a)                            7,308
   12,992        Illumina, Inc.(a)                                       338,442
    8,300        Infinera Corp.(a)                                        74,368
    3,600        Infosonics Corp.(a)                                         900
    1,500        Integrated Electrical Services, Inc.(a)                  13,140
    2,170        Integrated Silicon Solutions, Inc.(a)                     3,537
    4,700        InterDigital, Inc.(a)                                   129,250
    7,000        International Rectifier Corp.(a)                         94,500
   13,315        Intersil Corp. Class A                                  122,365
    5,400        Isilon Systems, Inc.(a)                                  17,766
    3,400        Itron, Inc.(a)                                          216,716
    2,600        Ixia(a)                                                  15,028
    1,200        Keithley Instruments, Inc.                                4,380
    2,800        Kemet Corp.(a)                                              756

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                                                   SCHEDULE OF INVESTMENTS |  61

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    4,200        Kopin Corp.(a)                                     $      8,568
    6,800        Kulicke & Soffa Industries, Inc.(a)                      11,560
   12,500        Lam Research Corp.(a)                                   266,000
   12,770        Lattice Semiconductor Corp.(a)                           19,283
      900        LeCroy Corp.(a)                                           2,745
    6,100        Leadis Technology, Inc.(a)                                2,013
      100        Lightpath Technologies, Inc. Class A(a)                      77
    7,600        Limelight Networks, Inc.(a)                              18,620
    2,370        Littelfuse, Inc.(a)                                      39,342
    4,153        MKS Instruments, Inc.(a)                                 61,423
    7,287        MRV Communications, Inc.(a)                               5,611
    1,900        MTS Systems Corp.                                        50,616
   48,200        Marvell Technology Group Ltd.(a),(d)                    321,494
    5,200        Mattson Technology, Inc.(a)                               7,332
   32,800        Maxim Integrated Products, Inc.                         374,576
    2,900        Maxwell Technologies, Inc.(a)                            14,703
      400        Measurement Specialties, Inc.(a)                          2,780
    1,400        Mercury Computer Systems, Inc.(a)                         8,834
    4,300        Methode Electronics, Inc.                                28,982
    3,200        Mettler Toledo International, Inc.(a)                   215,680
    7,217        Microsemi Corp.(a)                                       91,223
    2,000        Microtune, Inc.(a)                                        4,080
    1,855        MoSys, Inc.(a)                                            3,896
    3,370        Moduslink Global Solutions, Inc.(a)                       9,739
    3,300        Monolithic Power Systems, Inc.(a)                        41,613
    1,100        Multi-Fineline Electronix, Inc.(a)                       12,859
    4,500        NETGEAR, Inc.(a)                                         51,345
    2,900        NU Horizons Electronics Corp.(a)                          4,988
    4,225        Nanogen, Inc.(a)                                            592
    2,000        Nanometrics, Inc.(a)                                      2,320
    3,000        Nanophase Technologies Corp.(a)                           3,150
    3,700        Napco Security Systems, Inc.(a)                           4,773
    4,500        NetList, Inc.(a)                                          1,346
    2,400        Netlogic Microsystems, Inc.(a)                           52,824
    4,700        Newport Corp.(a)                                         31,866
   18,435        Nuance Communications, Inc.(a)                          190,987
   39,081        ON Semiconductor Corp.(a)                               132,875
    2,200        OSI Systems, Inc.(a)                                     30,470
    3,600        Omni Energy Services Corp.(a)                             4,284
    5,800        Omnivision Technologies, Inc.(a)                         30,450
    3,400        OpNext, Inc.(a)                                           5,950
    1,600        Oplink Communications, Inc.(a)                           13,760
      300        PDF Solutions, Inc.(a)                                      432
    1,500        PLX Technology, Inc.(a)                                   2,580
   21,700        PMC-Sierra, Inc.(a)                                     105,462
    1,900        Palomar Medical Technologies, Inc.(a)                    21,907
    1,350        Park Electrochemical Corp.                               25,596
    1,200        ParkerVision, Inc.(a),(c)                                 2,964
    3,200        Pericom Semiconductor Corp.(a)                           17,536
    1,100        Pixelworks, Inc.(a)                                         803
      900        Planar Systems, Inc.(a)                                     549
    3,800        Plantronics, Inc.                                        50,160
    4,300        Plexus Corp.(a)                                          72,885
    1,100        Powell Industries, Inc.(a)                               31,922
    3,100        Power Integrations, Inc.                                 61,628
    8,800        Power-One, Inc.(a)                                       10,472
   13,600        Powerwave Technologies, Inc.(a)                           6,800

================================================================================

62 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
      400        Preformed Line Products Co.                        $     18,416
   10,900        Quantum Corp.(a)                                          3,924
      200        QuickLogic Corp.(a)                                         126
   25,786        RF Micro Devices, Inc.(a)                                20,113
    2,800        Radisys Corp.(a)                                         15,484
   10,600        Rambus, Inc.(a)                                         168,752
    1,900        Raven Industries, Inc.                                   45,790
      800        Richardson Electronics Ltd.                               2,360
    3,100        Rofin-Sinar Technologies, Inc.(a)                        63,798
    1,600        Rubicon Technology, Inc.(a)                               6,816
    2,928        Rudolph Technologies, Inc.(a)                            10,336
      800        SCM Microsystems, Inc.(a)                                 1,800
    4,600        STEC, Inc.(a)                                            19,596
   44,600        Sanmina-SCI Corp.(a)                                     20,962
   47,832        Seagate Technology                                      211,895
    1,100        Semitool, Inc.(a)                                         3,355
    6,200        Semtech Corp.(a)                                         69,874
    1,700        Shoretel, Inc.(a)                                         7,633
   12,200        SiRF Technology Holdings, Inc.(a)                        15,616
      155        Sielox, Inc.(a)                                              10
    1,200        Sigmatron International, Inc.(a)                          2,736
      100        Silicon Graphics, Inc.(a)                                   270
    7,900        Silicon Image, Inc.(a)                                   33,180
    5,000        Silicon Laboratories, Inc.(a)                           123,900
    6,000        Silicon Storage Technology, Inc.(a)                      13,740
   16,300        Skyworks Solutions, Inc.(a)                              90,302
    2,900        Smart Modular Technologies WWH, Inc.(a)                   4,466
    9,900        Spansion LLC Class A(a)                                   1,874
    3,900        Spectrum Brands, Inc.(a)                                    351
    1,800        Standard Microsystems Corp.(a)                           29,412
    3,300        Starent Networks Corp.(a)                                39,369
    5,150        SunPower Corp. Class A(a),(c)                           190,550
    3,949        SunPower Corp. Class B(a)                               120,208
    3,900        Super Micro Computer, Inc.(a)                            24,687
      432        Superconductor Technologies, Inc.(a)                        436
    1,600        Supertex, Inc.(a)                                        38,416
    3,476        Symmetricom, Inc.(a)                                     13,730
    3,950        Synaptics, Inc.(a)                                       65,412
    4,600        TTM Technologies, Inc.(a)                                23,966
    6,930        Taser International, Inc.(a)                             36,590
    2,900        Technitrol, Inc.                                         10,092
      300        Techwell, Inc.(a)                                         1,950
      841        Tegal Corp.(a)                                              925
    6,000        Tekelec(a)                                               80,040
    3,300        Telkonet, Inc.(a)                                           462
       75        Terabeam, Inc.(a)                                            15
    5,000        Tessera Technologies, Inc.(a)                            59,400
    4,900        Thinkorswim Group, Inc.(a)                               27,538
    4,965        Thomas & Betts Corp.(a)                                 119,259
      800        Tollgrade Communications, Inc.(a)                         3,824
   22,535        TranSwitch Corp.(a)                                       6,310
    1,360        Transmeta Corp.(a)                                       24,752
   14,445        TriQuint Semiconductor, Inc.(a)                          49,691
    3,700        Ultra Clean Holdings, Inc.(a)                             7,437
    2,200        Ultralife Batteries, Inc.(a)                             29,502
    2,200        Ultratech, Inc.(a)                                       26,312
      100        Unica Corp.(a)                                              548
      600        Unitil Corp.                                             12,390
   10,100        Valence Technology, Inc.(a),(c)                          18,382
    7,450        Varian Semiconductor Equipment Associates, Inc.(a)      134,994
    2,850        Varian, Inc.(a)                                          95,504

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                                                   SCHEDULE OF INVESTMENTS |  63

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,600        Viasat, Inc.(a)                                    $     62,608
    3,800        Vicor Corp.                                              25,118
    2,300        Virage Logic Corp.(a)                                     6,877
   14,061        Vishay Intertechnology, Inc.(a)                          48,089
    2,100        Vocus, Inc.(a)                                           38,241
    3,900        Volterra Semiconductor Corp.(a)                          27,885
   20,600        Western Digital Corp.(a)                                235,870
      500        Williams Controls, Inc.(a)                                3,640
    6,317        Zebra Technologies Corp. Class A(a)                     127,982
    7,424        Zhone Technologies, Inc.(a)                                 616
    5,461        Zoran Corp.(a)                                           37,299
                                                                    ------------
                                                                      12,454,867
                                                                    ------------
ENERGY & RAW MATERIALS - 3.9%
    1,000        APCO Argentina, Inc.                                     26,630
      800        Adams Resources & Energy, Inc.                           13,600
    2,000        Alliance Resource Partners LP                            53,760
    6,900        Alpha Natural Resources, Inc.(a)                        111,711
    3,300        Amerigas Partners LP                                     92,829
   14,400        Arch Coal, Inc.                                         234,576
    5,300        Atlas Pipeline Partners LP                               31,800
    5,600        Atwood Oceanics, Inc.(a)                                 85,568
      600        Barnwell Industries, Inc.                                 2,670
    4,000        Berry Petroleum Co. Class A                              30,240
    4,800        Boardwalk Pipeline Partners LP                           85,344
    4,500        Brigham Exploration Co.(a)                               14,400
    2,700        Bristow Group, Inc.(a)                                   72,333
    3,500        Bronco Drilling Co., Inc.(a)                             22,610
    1,900        Buckeye GP Holdings LP                                   24,320
    4,500        Buckeye Partners LP                                     145,125
    2,450        CARBO Ceramics, Inc.                                     87,049
    1,700        CREDO Petroleum Corp.(a)                                 14,314
    5,454        CVR Energy, Inc.(a)                                      21,816
    4,075        Cal Dive International, Inc.(a)                          26,528
   35,700        Calpine Corp.(a)                                        259,896
    2,300        Calumet Specialty Products Partners LP                   20,148
    7,916        Cimarex Energy Co.                                      211,990
    3,500        Compass Minerals International, Inc.                    205,310
    3,600        Crosstex Energy, Inc.                                    14,040
    5,600        DHT Maritime, Inc.                                       31,024
    1,300        Dawson Geophysical Co.(a)                                23,153
   22,300        Denbury Resources, Inc.(a)                              243,516
    1,800        Double Eagle Pete & Mining Co.(a)                        12,636
    3,200        Dril-Quip, Inc.(a)                                       65,632
    7,800        Dune Energy, Inc.(a)                                      1,404
    3,600        Enterprise GP Holdings LP                                62,748
   28,305        Enterprise Products Partners LP                         586,763
    6,363        Exterran Holdings, Inc.(a)                              135,532
      400        Exterran Partners LP                                      4,492
   12,200        FMC Technologies, Inc.(a)                               290,726
    4,300        Ferrellgas Partners LP                                   63,038
    7,700        Forest Oil Corp.(a)                                     126,973
    5,400        Foundation Coal Holdings, Inc.                           75,708
    2,100        Furmamite Corp.(a)                                       11,319
    3,952        General Maritime Corp.                                   42,681
    7,600        GeoPetro Resources Co.(a)                                 5,548
    3,000        Goodrich Petroleum Corp.(a)                              89,850
    1,300        Haynes International, Inc.(a)                            32,006
    4,600        Headwaters, Inc.(a)                                      31,050
    8,700        Helmerich & Payne, Inc.                                 197,925
    1,400        Holly Energy Partners LP                                 29,890

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64 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,100        Houston American Energy Corp.                      $      7,098
    3,300        ICO Inc.(a)                                              10,428
    8,600        ION Geophysical Corp.(a)                                 29,498
    3,700        Inergy LP                                                63,048
    2,500        James River Coal Co.(a)                                  38,325
    6,000        John D. Oil & Gas Co.(a)                                  1,200
   10,000        Joy Global, Inc.                                        228,900
   17,200        Kinder Morgan Energy Partners LP(c)                     786,900
    5,400        Kirby Corp.(a)                                          147,744
      700        Lime Energy Co.(a)                                        3,255
    1,600        Lufkin Industries, Inc.                                  55,200
      900        MAXXAM, Inc.(a)                                          12,150
   22,400        McDermott International, Inc.(a)                        221,312
      900        NL Industries, Inc.                                      12,060
    2,700        National Coal Corp.(a)                                    3,429
    1,400        Natural Gas Services Group(a)                            14,182
    3,200        Natural Resource Partners LP                             55,840
    6,900        Newpark Resources, Inc.(a)                               25,530
    3,200        NuStar GP Holdings LLC                                   56,576
    4,900        Oil States International, Inc.(a)                        91,581
    2,600        Orion Energy Systems, Inc.(a),(c)                        14,066
      600        PMFG, Inc.(a)                                             5,736
    8,400        Parallel Petroleum Corp.(a)                              16,884
   11,600        Parker Drilling Co.(a)                                   33,640
    5,300        Patriot Coal Corp.(a)                                    33,125
    4,200        Penn Virginia Corp.                                     109,116
    2,000        Penn Virginia GP Holdings LP                             19,860
    2,500        Penn Virginia Resource Partners LP                       28,425
    1,580        Petroleum Development Corp.(a)                           38,031
    5,200        Pioneer Drilling Co.(a)                                  28,964
   10,641        Plains All American Pipeline LP                         369,136
      314        Precision Drilling Trust                                  2,634
    9,512        Quantum Fuel Systems Technologies Worldwide, Inc.(a)      8,085
    2,300        Quest Energy Partners LP                                  5,014
      100        RGC Resources, Inc.                                       2,550
    4,600        Rex Energy Corp.(a)                                      13,524
    2,077        SEACOR Holdings, Inc.(a)                                138,432
    8,600        SandRidge Energy, Inc.(a)                                52,890
    3,600        Swift Energy Co.(a)                                      60,516
    1,700        TC PipeLines LP                                          39,525
    4,200        TXCO Resources, Inc.(a)                                   6,258
    9,700        Terex Corp.(a)                                          168,004
    5,355        Tidewater, Inc.                                         215,646
    8,600        USEC, Inc.(a),(c)                                        38,614
    5,000        Unit Corp.(a)                                           133,600
    4,100        Uranium Resources, Inc.(a)                                3,157
    1,600        Westmoreland Coal Co.(a)                                 17,760
    5,000        Williams Partners LP                                     59,700
    3,200        World Fuel Services Corp.                               118,400
                                                                    ------------
                                                                       7,717,769
                                                                    ------------
ENERGY & UTILITIES - 5.0%
    7,400        AGL Resources, Inc.(b)                                  231,990
    1,100        ATG, Inc.(a)                                                  -
    3,500        Active Power, Inc.(a)                                     1,120
    2,600        Akeena Solar, Inc.(a),(c)                                 4,472
    3,100        Allete, Inc.                                            100,037
   10,600        Alliant Energy Corp.                                    309,308
    1,750        American States Water Co.                                57,715
    5,800        American Water Works Co., Inc.                          121,104
   13,017        Aqua America, Inc.                                      268,020
      225        Artesian Resources Corp. Class A                          3,559

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    8,700        Atmos Energy Corp.                                 $    206,190
      200        Atrion Corp.                                             19,420
    5,200        Aventine Renewable Energy Holdings, Inc.(a)               3,380
    5,500        Avista Corp.                                            106,590
    3,600        Basin Water, Inc.(a),(c)                                  1,872
    7,730        Beacon Power Corp. (a),(c)                                4,097
    4,600        BioFuel Energy Corp.(a)                                   1,610
    3,800        Black Hills Corp.                                       102,448
    1,600        CH Energy Group, Inc.                                    82,224
    2,000        Cadiz, Inc.(a)                                           25,020
    2,300        California Water Service Group                          106,789
    1,600        Central Vermont Public Service Corp.                     38,176
    3,300        Cheniere Energy Partners LP(c)                           12,243
    1,200        Chesapeake Utilities Corp.                               37,776
    6,100        Cleco Corp.                                             139,263
    3,800        Comverge, Inc.(a),(c)                                    18,620
    1,000        Connecticut Water Service, Inc.                          23,610
    1,200        Contango Oil & Gas Co.(a)                                67,560
    5,400        Copano Energy LLC Common Units                           63,018
    1,500        DCP Midstream Partners LP                                14,100
   10,835        DPL, Inc.                                               247,471
      100        Delta Natural Gas Co., Inc.                               2,425
    5,600        Eagle Rock Energy Partners LP                            26,376
    4,800        El Paso Electric Co.(a)                                  86,832
    2,600        El Paso Pipeline Partners LP                             40,560
    3,700        The Empire District Electric Co.                         65,120
    2,600        EnerNOC, Inc.(a),(c)                                     19,344
    6,700        Energen Corp.                                           196,511
    2,200        Energy Recovery, Inc.(a)                                 16,676
    8,000        Energy Transfer Partners LP                             272,080
      300        Energy West, Inc.                                         2,478
    4,700        Evergreen Energy, Inc.(a),(c)                             1,363
      199        Florida Public Utilities Co.                              2,091
    3,200        GT Solar International, Inc.(a)                           9,248
      100        GeoMet, Inc.(a)                                             172
    1,800        Global Partners LP                                       19,620
   12,212        Great Plains Energy, Inc.                               236,058
      300        GreenHunter Energy, Inc.(a)                               1,476
    8,120        Hawaiian Electric Industries, Inc.                      179,777
    4,800        IDACORP, Inc.                                           141,360
    2,200        The Laclede Group, Inc.                                 103,048
   15,625        MDU Resources Group, Inc.                               337,188
    2,300        MGE Energy, Inc.                                         75,900
    2,900        MYR Group, Inc.(a)                                       29,000
    2,300        Magellan Midstream Holdings LP                           31,901
      866        Middlesex Water Co.                                      14,921
   16,900        Mirant Corp.(a)                                         318,903
    1,700        Mitcham Industries, Inc.(a)                               6,749
   23,760        NRG Energy, Inc.(a)                                     554,321
   10,200        NSTAR                                                   372,198
   24,100        NV Energy, Inc.                                         238,349
    6,550        National Fuel Gas Co.                                   205,212
    4,260        New Jersey Resources Corp.                              167,631
    4,200        NorthWestern Corp.                                       98,574
   15,000        Northeast Utilities Inc.                                360,900
    2,700        Northwest Natural Gas Co.                               119,421
    8,300        OGE Energy Corp.                                        213,974
    5,000        ONEOK Partners LP                                       227,750
    9,290        ONEOK, Inc.                                             270,525
    1,800        Ormat Technologies, Inc.                                 57,366
    2,800        Otter Tail Corp.                                         65,324
    7,000        PNM Resources, Inc.                                      70,560

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66 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
      177        Pennichuck Corp.                                   $      3,634
    7,000        Piedmont Natural Gas Co.                                221,690
    2,700        Pike Electric Corp.(a)                                   33,210
    6,400        Portland General Electric Co.                           124,608
    1,900        PowerSecure International, Inc.(a)                        6,251
   10,800        Puget Energy, Inc.                                      294,516
    5,100        Regency Energy Partners LP                               41,055
   34,600        Reliant Energy, Inc.(a)                                 199,988
      396        Renegy Holdings, Inc.(a)                                    131
      700        SJW Corp.                                                20,958
      600        SMF Energy Corp.(a)                                         144
    4,300        SemGroup Energy Partners LP                              10,836
    2,800        South Jersey Industries, Inc.                           111,580
   10,554        Southern Union Co.                                      137,624
    3,700        Southwest Gas Corp.                                      93,314
    3,671        Southwest Water Co.                                      11,821
    1,700        Spectra Energy Partners LP                               33,626
    2,000        Star Gas Partners LP(a)                                   4,780
      700        Synthesis Energy Systems, Inc.(a)                           476
    4,400        Targa Resources Partners LP                              34,100
    9,860        UGI Corp.                                               240,781
    1,833        UIL Holdings Corp.                                       55,045
    4,100        Unisource Energy Corp.                                  120,376
    7,400        Vectren Corp.                                           185,074
    2,100        Venoco, Inc.(a)                                           5,691
   10,457        VeraSun Energy Corp.(a)                                     575
    5,100        WGL Holdings, Inc.                                      166,719
   10,825        Westar Energy, Inc.                                     222,021
                                                                    ------------
                                                                      10,058,708
                                                                    ------------
FOOD & AGRICULTURE - 2.1%
      400        Alico, Inc.                                              16,396
    1,500        American Italian Pasta Co. Class A(a)                    33,510
    2,000        The Andersons, Inc.                                      32,960
    3,765        Applied Energetics, Inc.(a),(c)                           1,205
    5,700        B&G Foods, Inc. Class A                                  30,780
      500        Bridgford Foods Corp.(a)                                  1,905
   12,300        Bunge Ltd.(c)                                           636,771
    8,800        Burger King Holdings, Inc.                              210,144
      200        Cagle's, Inc. Class A(a)                                    350
    1,500        Cal-Maine Foods, Inc.(c)                                 43,050
    4,702        Chiquita Brands International, Inc.(a)                   69,496
      400        Coca-Cola Bottling Co. Consolidated                      18,384
      300        Consolidated-Tomoka Land Co.                             11,457
      500        Core-Mark Holdings Co., Inc.(a)                          10,760
    6,800        Corn Products International, Inc.                       196,180
    1,200        Cuisine Solutions, Inc.(a)                                  612
      500        Dairy Mart Convenience Stores, Inc.(a)                        -
    8,200        Darling International, Inc.(a)                           45,018
   18,500        Del Monte Foods Co.                                     132,090
    2,000        Diamond Foods, Inc.                                      40,300
      299        Eden Bioscience Corp.(a)                                    380
      700        Farmer Bros. Co.                                         17,458
      500        Fisher Communications, Inc.                              10,320
    8,018        Flowers Foods, Inc.                                     195,318
    4,700        Fresh Del Monte Produce, Inc.(a)                        105,374
      600        Golden Enterprises, Inc.                                  1,110
    2,100        Green Mountain Coffee Roasters, Inc.(a),(c)              81,270
      600        Griffin Land & Nurseries, Inc.                           22,116
    3,939        Hain Celestial Group, Inc.(a)                            75,196

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    6,986        Hormel Foods Corp.                                 $    217,125
    1,412        Imperial Sugar Co. New Shares                            20,248
    1,800        Ingles Markets, Inc. Class A                             31,662
    1,900        J&J Snack Foods Corp.                                    68,172
      700        John B. Sanfilippo & Son, Inc.(a)                         3,773
    3,005        John Bean Technologies Corp.                             24,551
    4,200        Jones Soda Co.(a)                                         1,323
    1,100        Key Technology Inc.(a)                                   20,779
    2,600        Lance, Inc.                                              59,644
    1,600        Lifeway Foods, Inc.(a)                                   14,368
    2,900        MGP Ingredients, Inc.                                     1,943
      400        Maui Land & Pineapple Co., Inc.(a)                        5,372
      700        Monterey Gourmet Foods, Inc.(a)                             742
    1,520        Nash Finch Co.                                           68,233
    1,312        Neogen Corp.(a)                                          32,774
    5,900        NitroMed, Inc.(a)                                         2,124
      200        Omega Protein Corp.(a)                                      802
    2,300        The Pantry, Inc.(a)                                      49,335
    1,800        Peet's Coffee & Tea, Inc.(a)                             41,850
    6,227        PepsiAmericas, Inc.                                     126,782
    5,332        Ralcorp Holdings, Inc.(a)                               311,389
    1,495        Rocky Mountain Chocolate Factory, Inc.                    7,938
    2,150        Sanderson Farms, Inc.                                    74,304
    2,800        Schiff Nutrition International, Inc.(a)                  16,716
    4,000        The Scotts Miracle-Gro Co.                              118,880
       40        Seaboard Corp.                                           47,760
      200        Seneca Foods Corp.(a)                                     4,182
    4,800        Smart Balance, Inc.(a)                                   32,640
   12,088        Smithfield Foods, Inc.(a)                               170,078
      114        SoftBrands, Inc.(a)                                          43
    2,700        Spartan Stores, Inc.                                     62,775
    1,700        Susser Holdings Corp.(a)                                 22,593
      400        Tasty Baking Co.                                          1,356
      900        Tejon Ranch Co.(a)                                       22,266
    9,600        Terra Industries, Inc.                                  160,032
    2,151        Tootsie Roll Industries, Inc.                            55,087
    3,512        TreeHouse Foods, Inc.(a)                                 95,667
    4,100        United Natural Foods, Inc.(a)                            73,062
      800        Willamette Valley Vineyards, Inc.(a)                      2,408
    4,800        Winn-Dixie Stores, Inc.(a)                               77,280
      125        Zanett, Inc.(a)                                              68
      800        Zapata Corp.(a)                                           4,824
                                                                    ------------
                                                                       4,192,860
                                                                    ------------
GOLD - 0.1%
    7,100        Allied Nevada Gold Corp.(a)                              35,926
    1,200        Aurora Oil & Gas Corp.(a)                                    84
    4,700        NGAS Resources, Inc.(a)                                   7,708
    3,435        Royal Gold, Inc.                                        169,036
    9,100        US Gold Corp.(a)                                          8,281
                                                                    ------------
                                                                         221,035
                                                                    ------------
INSURANCE - 5.0%
    1,300        21st Century Holding Co.                                  6,019
   35,700        AMBAC Financial Group, Inc.(c)                           46,410
    2,600        Affirmative Insurance Holdings, Inc.                      3,770
      554        Alleghany Corp.(a)                                      156,228
    4,000        Allied World Assurance Holdings Ltd.                    162,400
    4,300        AmTrust Financial Services, Inc.                         49,880
    6,100        American Equity Investment Life Holding Co.              42,700
    7,250        American Financial Group, Inc.                          165,880
    1,600        American National Insurance Co.                         117,968
      700        American Physicians Service Group, Inc.                  15,057
      100        American Safety Insurance Holdings Ltd.(a)                1,321

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68 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,500        Amerisafe, Inc.(a)                                 $     51,325
    5,305        Arch Capital Group Ltd.(a)                              371,880
    2,639        Argo Group International Holdings Ltd.(a)                89,515
    9,600        Arthur J. Gallagher & Co.                               248,736
    7,500        Aspen Insurance Holdings Ltd.                           181,875
    6,100        Assured Guaranty Ltd.                                    69,540
      700        Atlantic American Corp.(a)                                  518
   14,400        Axis Capital Holdings Ltd.                              419,328
      950        Baldwin & Lyons, Inc. Class B                            17,280
   10,200        Brown & Brown, Inc.                                     213,180
    3,029        CNA Financial Corp.                                      49,796
    1,900        CNA Surety Corp.(a)                                      36,480
    4,600        CastlePoint Holdings, Ltd.                               62,376
   16,300        Conseco, Inc.(a)                                         84,434
    3,200        Crawford & Co. Class B(a)                                46,528
    4,450        Delphi Financial Group, Inc. Class A                     82,058
      500        Donegal Group, Inc. Class A                               8,385
    1,100        EMC Insurance Group, Inc.                                28,215
    1,900        Eastern Insurance Holdings, Inc.                         15,257
    2,200        eHealth, Inc.(a)                                         29,216
    4,300        Employers Holdings, Inc.                                 70,950
    5,500        Endurance Specialty Holdings Ltd.                       167,915
      300        The Ensign Group, Inc.                                    5,022
      500        Enstar Group Ltd.(a)                                     29,570
    3,200        Erie Indemnity Co. Class A                              120,416
    5,400        Everest Re Group Ltd.                                   411,156
    1,700        FBL Financial Group, Inc. Class A                        26,265
    1,100        FPIC Insurance Group, Inc.(a)                            48,158
   19,564        Fidelity National Title Group, Inc. Class A             347,261
    7,335        First American Corp.                                    211,908
    2,400        First Mercury Financial Corp.(a)                         34,224
      400        First United Corp.                                        5,392
    4,500        Flagstone Reinsurance Holdings Ltd.                      43,965
    3,800        Greenlight Capital Re Ltd.(a)                            49,362
   10,550        HCC Insurance Holdings, Inc.                            282,213
    4,600        The Hanover Insurance Group, Inc.                       197,662
    1,400        Harleysville Group, Inc.                                 48,622
    4,300        Horace Mann Educators Corp.                              39,517
    5,300        IPC Holdings, Ltd.                                      158,470
      720        Independence Holding Co.                                  2,599
    1,800        Infinity Property & Casualty Corp.                       84,114
    6,000        Isolagen, Inc.(a)                                         1,140
      700        Kansas City Life Insurance Co.                           30,345
      825        Life Partners Holdings, Inc.                             36,003
    2,600        Maiden Holdings Ltd.                                      8,138
      972        Markel Corp.(a)                                         290,628
    5,300        Max Capital Group Ltd.                                   93,810
    4,100        Meadowbrook Insurance Group, Inc.                        26,404
    1,400        Mercer Insurance Group, Inc.                             17,696
    2,500        Mercury General Corp.                                   114,975
    7,600        Montpelier Re Holdings Ltd.                             127,604
      600        NYMAGIC, Inc.                                            11,430
      600        National Interstate Corp.                                10,722
    5,200        Nationwide Financial Services, Inc. Class A             271,492
    1,700        Navigators Group, Inc.(a)                                93,347

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,100        Odyssey Re Holdings Corp.                          $    108,801
   21,012        Old Republic International Corp.                        250,463
    2,400        OneBeacon Insurance Group Ltd.                           25,056
    4,695        PMA Capital Corp. Class A(a)                             33,241
    8,000        The PMI Group, Inc.                                      15,600
    5,800        PartnerRe Ltd.                                          413,366
    8,700        The Phoenix Cos., Inc.                                   28,449
    2,000        Pico Holdings, Inc.(a)                                   53,160
    5,000        Platinum Underwriters Holdings Ltd.                     180,400
    3,100        Presidential Life Corp.                                  30,659
    3,000        ProAssurance Corp.(a)                                   158,340
    5,800        Protective Life Corp.                                    83,230
    2,000        RLI Corp.                                               122,320
    8,444        Radian Group, Inc.(c)                                    31,074
    5,700        Reinsurance Group of America, Inc.                      244,074
    6,500        RenaissanceRe Holdings Ltd.                             335,140
    1,800        Safety Insurance Group, Inc.                             68,508
    2,900        SeaBright Insurance Holdings, Inc.(a)                    34,046
    4,700        Selective Insurance Group, Inc.                         107,771
    4,300        Stancorp Financial Group, Inc.                          179,611
    1,425        State Auto Financial Corp.                               42,836
    2,200        Stewart Information Services Corp.                       51,678
    2,500        Tower Group, Inc.                                        70,525
    2,631        Transatlantic Holdings, Inc.                            105,398
    2,900        Triad Guaranty, Inc.(a),(c)                               1,102
      300        Unico American Corp.(a)                                   2,643
    2,700        United America Indemnity, Ltd.(a)                        34,587
    2,000        United Fire & Casualty Co.                               62,140
    4,500        Unitrin, Inc.                                            71,730
    5,200        Universal American Financial Corp.(a)                    45,864
      400        Universal Insurance Holdings, Inc.                          976
    3,300        Validus Holdings Ltd.                                    86,328
   13,390        W.R. Berkley Corp.                                      415,090
    4,100        WellCare Health Plans, Inc.(a)                           52,726
    3,250        Zenith National Insurance Corp.                         102,603
                                                                    ------------
                                                                      10,041,585
                                                                    ------------
INTERNATIONAL OIL - 0.0%
    3,100        ATP Oil & Gas Corp.(a)                                   18,135
   12,700        Sulphco, Inc.(a),(c)                                     11,938
                                                                    ------------
                                                                          30,073
                                                                    ------------
LIQUOR - 0.1%
    1,300        Boston Beer Co., Inc. Class A(a)                         36,920
    3,512        Central European Distribution Corp.(a)                   69,186
    2,160        National Beverage Corp.(a)                               19,440
                                                                    ------------
                                                                         125,546
                                                                    ------------
MEDIA - 2.0%
    3,500        ACCO Brands Corp.(a)                                     12,075
    1,296        AH Belo Corp.                                             2,825
    1,850        America's Car Mart, Inc.(a)                              25,548
    1,406        Ascent Media Corp. Class A(a)                            30,707
    4,100        Beasley Broadcasting Group, Inc. Class A                  7,380
    6,480        Belo Corp. Class A                                       10,109
   25,900        Blockbuster, Inc. Class A(a)                             32,634
       50        CTN Media Group, Inc.(a)                                      -
   23,300        Cablevision Systems Corp. Class A                       392,372
    2,500        Carmike Cinemas, Inc.                                     9,125
   29,000        Charter Communications, Inc. Class A(a)                   2,372

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70 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    3,700        Cinemark Holdings, Inc.                            $     27,491
   19,200        Citadel Broadcasting Corp.(a)                             3,072
    2,300        Coleman Cable, Inc.(a)                                   10,419
    1,600        Consolidated Graphics, Inc.(a)                           36,224
    1,500        Crown Media Holdings, Inc. Class A(a)                     4,275
    6,165        Cumulus Media, Inc. Class A(a)                           15,351
   21,165        DISH Network Corp.(a)                                   234,720
   28,600        Discovery Communications, Inc. Class A(a)               404,976
    2,500        Document Security Systems, Inc.(a),(c)                    4,575
    4,400        Dolan Media Co.(a)                                       28,996
    5,700        DreamWorks Animation SKG, Inc. Class A(a)               143,982
    3,233        EW Scripps Co.                                            7,145
    4,173        EchoStar Holding Corp.(a)                                62,053
    6,400        Emmis Communications Corp. Class A(a)                     2,240
    3,000        Entercom Communications Corp.                             3,690
    6,500        Entravision Communications Corp. Class A(a)              10,140
    6,080        Gartner, Inc. Class A(a)                                108,406
    3,520        Gaylord Entertainment Co.(a)                             38,157
    1,900        Global Traffic Network, Inc.(a)                          11,096
    2,200        Gray Television, Inc.                                       880
       80        iBEAM Broadcasting Corp.(a)                                   -
    1,300        Internet Brands, Inc. Class A(a)                          7,566
       20        Intraware, Inc.(a)                                           78
    4,500        John Wiley & Sons, Inc. Class A                         160,110
    4,500        Journal Communications, Inc. Class A                     11,025
    2,200        The Knot, Inc.(a)                                        18,304
    2,400        Lee Enterprises, Inc.(c)                                    984
   27,141        Liberty Global, Inc.(a)                                 432,085
    3,922        Liberty Global, Inc. Series C(a)                         59,536
   52,828        Liberty Media Corp. - Entertainment Class A(a)          923,433
    3,200        Lin TV Corp. Class A(a)                                   3,488
    6,400        Live Nation, Inc.(a)                                     36,736
    1,400        Loral Space & Communications Ltd.(a)                     20,342
    3,600        Martha Stewart Living Omnimedia, Inc. Class A(a)          9,360
    6,000        McClatchy Co. Class A(c)                                  4,800
    2,100        Media General, Inc. Class A                               3,675
    5,900        Mediacom Communications Corp. Class A(a)                 25,370
    5,500        National CineMedia, Inc.                                 55,770
    5,600        Navarre Corp.(a)                                          2,240
    1,400        Network Equipment Technologies, Inc.(a)                   4,032
    4,500        Nexstar Broadcasting Group, Inc. Class A(a)               2,300
      100        Outdoor Channel Holdings, Inc.(a)                           749
   10,600        Palatin Technologies, Inc.(a)                               954
    2,100        Playboy Enterprises, Inc. Class B(a)                      4,536
    3,905        Primedia, Inc.                                            8,474
      300        RHI Entertainment, Inc.(a)                                2,436
    2,000        Radio One, Inc. Class D(a)                                  460
    8,000        Regal Entertainment Group Series A                       81,680
    2,900        Regent Communications, Inc.(a)                              257
      100        Rentrak Corp.(a)                                          1,179
    1,500        Rewards Network, Inc.(a)                                  3,885

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    1,425        Saga Communications, Inc. Class A(a)               $      2,351
    1,600        Salem Communications Corp. Class A(a)                     1,200
    2,710        Scholastic Corp.                                         36,802
    8,400        Sinclair Broadcast Group, Inc. Class A                   26,040
    8,630        Source Interlink Cos., Inc.(a),(c)                        1,148
    5,100        Spanish Broadcasting System, Inc. Class A(a)                495
    8,665        TiVo, Inc.(a)                                            62,041
   15,300        Time Warner Cable, Inc.                                 328,185
      600        United Capital Corp.(a)                                  10,884
    4,700        Valassis Communications, Inc.(a)                          6,204
    2,800        ValueVision Media, Inc. Class A(a)                          924
    2,100        WPT Enterprises, Inc.(a)                                    903
    3,600        Westwood One, Inc.(a)                                       198
    2,400        Young Broadcasting, Inc. Class A(a)                          77
                                                                    ------------
                                                                       4,046,331
                                                                    ------------
MISCELLANEOUS - 0.3%
    1,300       Alliance Holdings GP LP                                   19,240
      200       Calavo Growers, Inc.                                       2,300
    1,900       Ceco Environmental Corp.(a)                                4,598
    2,700       Coinstar, Inc.(a)                                         52,677
    5,000       Complete Production Services, Inc.(a)                     40,750
    1,600       Delek US Holdings, Inc.                                    8,464
    2,600       DynCorp. International, Inc.(a)                           39,442
       65       FLO Corp.(a)                                                   -
    8,900       Force Protection, Inc.(a)                                 53,222
    1,300       Gerber Scientific, Inc.(a)                                 6,643
    2,000       Graham Corp.                                              21,640
      400       HSW International, Inc.(a)                                   152
   10,800       International Coal Group, Inc.(a),(c)                     24,840
   12,807       Liberty Media Holding Corp. - Capital(a)                  60,321
   59,736       Liberty Media Holding Corp. - Interactive(a)             186,376
      500       Met-Pro Corp.                                              6,660
      400       Multi-Color Corp.                                          6,328
      500       Northstar Neuroscience, Inc.(a)                              605
    2,700       Penson Worldwide, Inc.(a)                                 20,574
    8,300       Smith & Wesson Holding Corp.(a)                           18,841
    1,800       Teekay LNG Partners LP                                    26,910
                                                                    ------------
                                                                         600,583
                                                                    ------------
MISCELLANEOUS FINANCE - 11.6%
    1,210       1st Source Corp.                                          28,592
    2,100       Acacia Research - Acacia Technologies(a)                   6,384
    4,200       Advance America, Cash Advance Centers, Inc.                7,938
    4,950       Advanta Corp. Class B                                     10,345
    4,200       Affiliated Managers Group, Inc.(a),(b)                   176,064
    1,400       Agree Realty Corp.                                        25,382
    2,900       AllianceBernstein Holding LP                              60,291
    3,170       Amcore Financial, Inc.                                    11,475
    9,450       AmeriCredit Corp.(a),(c)                                  72,198
    3,975       American Campus Communities, Inc.                         81,408
    1,200       Ampal-American Israel Corp. Class A(a)                       696
    2,600       Anchor Bancorp Wisconsin, Inc.                             7,176
    6,900       Ashford Hospitality Trust, Inc.                            7,935
    2,100       Asset Acceptance Capital Corp.(a)                         10,731
    1,600       Asta Funding, Inc.                                         4,352
    9,450       Astoria Financial Corp.                                  155,736
       74       Atlantic Coast Federal Corp.                                 288
    3,300       BGC Partners, Inc.                                         9,108

================================================================================

72   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,301        BOK Financial Corp.                                $     92,960
    2,300        BP Prudhoe Bay Royalty Trust                            168,682
      900        Bancorp Rhode Island, Inc.                               19,080
    1,700        Bank of the Ozarks, Inc.(b)                              50,388
    5,535        BankUnited Financial Corp. Class A(c)                       941
    2,500        Banner Corp.                                             23,525
      122        Berkshire Hathaway, Inc. Class A(a)                  11,785,200
    1,700        Berkshire Hills Bancorp, Inc.                            52,462
    2,000        BlackRock, Inc.(e)                                      268,300
   14,900        Blackstone Group LP                                      97,297
    2,400        Broadpoint Securities Group, Inc.(a)                      7,128
   12,400        Broadridge Financial Solutions LLC                      155,496
    1,500        Brookfield Infrastructure Partners LP                    16,800
    7,275        CVB Financial Corp.                                      86,572
    1,700        Calamos Asset Management, Inc. Class A                   12,580
      500        Camco Financial Corp.                                     1,590
    4,600        CapLease, Inc.                                            7,958
      540        Capital Corp. of the West                                   508
    2,100        Capital Trust, Inc.(c)                                    7,560
   21,241        CapitalSource, Inc.(c)                                   98,133
      515        Cascade Financial Corp.                                   2,791
    3,000        Cash America International, Inc.                         82,050
    5,022        Cathay General Bancorp                                  119,273
    3,476        Central Pacific Financial Corp.                          34,899
    3,300        Cenveo, Inc.(a)                                          14,685
      500        Charter Financial Corp.                                   4,500
    1,600        Citizens First Bancorp, Inc.                              3,360
    2,890        Citizens, Inc.(a)                                        28,033
    1,800        Cohen & Steers, Inc.                                     19,782
    5,400        CompuCredit Corp.(a),(c)                                 29,862
   12,000        Corrections Corp. of America(a)                         196,320
   12,380        Covanta Holding Corp.(a)                                271,865
    2,400        Cowen Group, Inc.(a)                                     14,976
      956        Cross Timbers Royalty Trust                              26,625
      354        Deerfield Capital Corp.                                   1,260
      300        Diamond Hill Investments Group                           19,500
    3,700        Dime Community Bancshares, Inc.                          49,210
    1,200        Duff & Phelps Corp.(a)                                   22,944
      629        ESB Financial Corp.                                       6,755
      300        Eastern Virginia Bankshares, Inc.                         2,643
   10,600        Eaton Vance Corp.                                       222,706
    1,600        Encore Capital Group, Inc.(a)                            11,520
    2,300        Epoch Holding Corp.                                      17,457
    1,200        Evercore Partners, Inc. Class A                          14,988
    8,160        Extra Space Storage, Inc.                                84,211
    4,500        Ezcorp, Inc.(a)                                          68,445
    3,400        FBR Capital Markets Corp.(a)                             16,524
    4,850        FCStone Group, Inc.(a)                                   21,486
      900        The FINOVA Group, Inc.(a)                                     5
   96,300        Fannie Mae                                               73,188
      300        Federal Agricultural Mortgage Corp. Class B               1,050
    2,100        Financial Federal Corp.                                  48,867
      500        First Defiance Financial Corp.                            3,865
      800        First Financial Corp.                                    32,792
    1,400        First Financial Holdings, Inc.                           28,336
    3,100        First Financial Northwest, Inc.                          28,954

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    6,200        The First Marblehead Corp.(a)                      $      7,998
      615        First Place Financial Corp.                               2,355
    3,700        FirstFed Financial Corp.(a),(c)                           6,475
    3,600        Flagstar Bancorp, Inc.(a)                                 2,556
    2,950        Flushing Financial Corp.                                 35,282
    4,100        Fortress Investment Group LLC                             4,100
    6,600        Franklin Street Properties Corp.                         97,350
   51,700        Freddie Mac                                              37,741
    9,710        Friedman Billings Ramsey Group, Inc. Class A(a)           1,651
      300        Frontline Capital Group(a)                                    -
      700        GAMCO Investors, Inc. Class A                            19,124
    6,400        GFI Group, Inc.                                          22,656
   20,600        GLG Partners, Inc.(c)                                    46,762
    5,656        Glacier Bancorp, Inc.                                   107,577
    2,839        Gramercy Capital Corp.                                    3,634
    1,200        Greenhill & Co., Inc.(c)                                 83,724
      900        HMN Financial, Inc.                                       3,762
    2,300        Heartland Payment Systems, Inc.                          40,250
      420        Heritage Financial Corp.                                  5,145
    5,700        Hersha Hospitality Trust                                 17,100
    4,100        Hugoton Royalty Trust                                    65,805
    1,300        IBERIABANK Corp.                                         62,400
    4,900        ITC Holdings Corp.                                      214,032
    2,524        Independent Bank Corp./MI                                 5,452
      800        InnSuites Hospitality Trust                                 440
    4,700        Interactive Brokers Group, Inc. Class A(a)               84,083
    1,000        International Assets Holding Corp., Inc.(a)               8,580
    6,141        International Bancshares Corp.                          134,058
    4,500        Investment Technology Group, Inc.(a)                    102,240
    4,100        JMP Group, Inc.                                          22,755
    2,900        Jackson Hewitt Tax Service, Inc.                         45,501
   11,100        Jefferies Group, Inc. New Shares                        156,066
    3,000        KBW, Inc.(a),(c)                                         69,000
   12,300        KKR Financial Holdings LLC                               19,434
   10,000        Knight Capital Group, Inc. Class A(a)                   161,500
    3,600        LaBranche & Co., Inc.(a)                                 17,244
    5,581        Ladenburg Thalmann Financial Services, Inc.(a),(c)        4,018
    7,500        Lazard Ltd. Class A                                     223,050
    1,000        Lincoln Bancorp                                          15,210
    3,650        MB Financial, Inc.                                      102,018
    3,390        MDRNA, Inc.(a)                                            1,153
    8,700        MF Global Ltd.(a)                                        17,748
   12,800        MGIC Investment Corp.                                    44,544
    7,100        MSCI, Inc.(a)                                           126,096
      200        Malan Realty Investors, Inc.(a),(f)                           -
    1,700        McGrath RentCorp                                         36,312
    2,800        Medallion Financial Corp.                                21,364
    7,100        Medical Properties Trust, Inc.                           44,801
      900        Merriman Curhan Ford Group, Inc.(a)                         540
      500        MicroFinancial, Inc.                                      1,010
      115        Mid Penn Bancorp, Inc.                                    2,231
    4,700        MoneyGram International, Inc.                             4,747
    2,462        Monmouth Real Estate Investment Corp. Class A            17,234
      300        MutualFirst Financial, Inc.                               2,025
      400        NASB Financial, Inc.                                     10,800

================================================================================

74   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    3,600        National Financial Partners Corp.                  $     10,944
      120        National Security Group, Inc.                               714
      307        National Western Life Insurance Co. Class A              51,935
    3,500        Nelnet, Inc. Class A                                     50,155
   34,341        New York Community Bancorp, Inc.                        410,718
    2,900        NewStar Financial, Inc.(a)                               11,571
       80        North American Scientific, Inc.(a)                            8
    2,000        Northwest Bancorp, Inc.                                  42,760
    3,700        Och-Ziff Capital Management Group LLC                    19,055
    4,700        Ocwen Financial Corp.(a)                                 43,146
    1,100        One Liberty Properties, Inc.                              9,680
    5,400        optionsXpress Holdings, Inc.                             72,144
    1,400        Oritani Financial Corp.(a)                               23,590
      612        PAB Bankshares, Inc.                                      2,693
    2,125        PMC Commercial Trust                                     15,831
      321        PVF Capital Corp.                                           642
    2,861        PacWest Bancorp                                          76,961
    5,010        Pacific Capital Bancorp                                  84,569
    2,245        Piper Jaffray Cos.(a)                                    89,261
    1,200        Portfolio Recovery Associates, Inc.(a),(c)               40,608
      500        Provident Financial Holdings, Inc.                        2,260
    6,689        Provident Financial Services, Inc.                      102,342
      870        Pzena Investment Management, Inc. Class A                 3,671
    8,850        Raymond James Financial, Inc.                           151,601
    2,000        Reis, Inc.(a)                                            10,000
    2,475        Renasant Corp.                                           42,149
    1,000        Resource America, Inc. Class A                            4,000
    2,400        Riskmetrics Group, Inc.(a)                               35,736
      200        Riverview Bancorp, Inc.                                     450
      494        Roberts Realty Investors, Inc.                              380
      800        Roma Financial Corp.                                     10,072
    2,000        Rome Bancorp, Inc.                                       17,400
   13,220        SEI Investments Co.                                     207,686
    2,265        SWS Group, Inc.                                          42,922
    3,800        Sanders Morris Harris Group, Inc.                        22,762
      703        Santander BanCorp                                         8,780
      384        Security Bank Corp.                                         411
    3,300        Siebert Financial Corp.                                   6,336
    3,600        Specialty Underwriters' Alliance, Inc.(a)                 9,468
    4,843        Sterling Financial Corp.                                 42,618
    2,400        Stifel Financial Corp.(a)                               110,040
      420        Student Loan Corp.                                       17,220
      300        Supertel Hospitality, Inc.                                  510
   24,080        TD Ameritrade Holding Corp.(a)                          343,140
      100        TF Financial Corp.                                        1,930
    4,679        Tarragon Corp.(a)                                           375
    2,800        Thomas WeiselPartners Group, Inc.(a)                     13,216
    1,100        TierOne Corp.                                             4,125
    1,600        U.S. Global Investors, Inc.                               7,824
    5,279        United Community Banks, Inc.(c)                          71,693
    1,000        United PanAm Financial Corp.(a)                           1,600
      100        Value Line, Inc.                                          3,452
    2,100        ViewPoint Financial Group                                33,705
   44,300        Visa, Inc. Class A                                    2,323,535
      205        W Holding Co., Inc.(c)                                    2,112
    2,400        W.P. Carey & Co. LLC                                     56,232
      350        WP Stewart & Co. Ltd.(a)                                    724
      200        WVS Financial Corp.                                       3,180
    8,900        Waddell & Reed Financial, Inc. Class A                  137,594

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    9,361        Washington Federal, Inc.                           $    140,041
      600        Waterstone Financial, Inc.(a)                             2,010
      151        Wayne Savings Bancshares, Inc.                            1,139
    5,373        Webster Financial Corp.                                  74,040
      145        Wesco Financial Corp.                                    41,746
      840        West Bancorp., Inc.                                      10,290
    4,000        Westfield Financial, Inc.                                41,280
      200        Westwood Holdings Group Inc.                              5,682
      772        White Mountains Insurance Group, Inc.                   206,209
      200        Willis Lease Finance Corp.(a)                             1,854
    1,771        Winthrop Realty Trust                                    19,198
    2,000        World Acceptance Corp.(a)                                39,520
    3,100        Wright Express Corp.(a)                                  39,060
                                                                    ------------
                                                                      23,176,024
                                                                    ------------
MOTOR VEHICLES - 0.9%
    1,405        ATC Technology Corp.(a)                                  20,555
      700        Accuride Corp.(a)                                           161
    5,000        American Axle & Manufacturing Holdings, Inc.             14,450
    5,600        Amerigon Inc.(a)                                         18,256
    1,300        Arctic Cat, Inc.                                          6,227
    7,100        ArvinMeritor, Inc.                                       20,235
   10,700        BorgWarner, Inc.                                        232,939
    1,200        Cascade Corp.                                            35,832
    1,100        Coachmen Industries, Inc.(a)                              2,024
      700        Commercial Vehicle Group, Inc.(a)                           651
    5,100        Dana Holding Corp.(a)                                     3,774
    5,900        Donaldson Co., Inc.                                     198,535
    1,300        Dorman Products, Inc.(a)                                 17,160
    2,600        Federal-Mogul Corp. Class A(a)                           10,998
    3,690        Fleetwood Enterprises, Inc.(a)                              369
    2,100        FortuNet, Inc.(a)                                         3,591
    1,550        Fuel Systems Solutions, Inc.(a)                          50,778
   13,890        Gentex Corp.                                            122,649
    3,500        Group 1 Automotive, Inc.                                 37,695
    2,900        H&E Equipment Services, Inc.(a)                          22,359
    7,100        Hayes Lemmerz International, Inc.(a)                      3,195
   13,600        LKQ Corp.(a)                                            158,576
   13,945        Lear Corp.(a)                                            19,662
    1,000        Lithia Motors, Inc. Class A                               3,260
    4,600        MarineMax, Inc.(a)                                       15,594
    2,200        Midas, Inc.(a)                                           23,078
    1,900        Modine Manufacturing Co.                                  9,253
    3,900        Monaco Coach Corp.                                        1,989
    1,425        Monro Muffler, Inc.                                      36,338
    2,120        Myers Industries, Inc.                                   16,960
    6,200        Navistar International Corp.(a)                         132,556
      850        Noble International Ltd.                                    374
    6,200        Oshkosh Corp.                                            55,118
    4,200        Penske Auto Group, Inc.                                  32,256
    3,100        Polaris Industries, Inc.(c)                              88,815
      447        Proliance International, Inc.(a)                            161
    3,850        Rush Enterprises, Inc. Class A(a)                        32,995
    1,800        Sonic Automotive, Inc.                                    7,164
    2,275        Spartan Motors, Inc.                                     10,761
    1,300        Standard Motor Products, Inc.                             4,498
    1,300        Stoneridge, Inc.(a)                                       5,928
    3,210        Superior Industries International, Inc.(c)               33,769
    5,300        TRW Automotive Holdings Corp.(a)                         19,080
    3,685        Thor Industries, Inc.(c)                                 48,568

================================================================================

76   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    3,375        Titan International, Inc.                          $     27,844
    4,600        U.S. Auto Parts Network, Inc.(a)                          6,394
    8,000        Visteon Corp.(a)                                          2,800
    6,600        WABCO Holdings, Inc.                                    104,214
    4,600        Winnebago Industries, Inc.                               27,738
                                                                    ------------
                                                                       1,748,176
                                                                    ------------
NON-DURABLES - 1.8%
    2,700       AFC Enterprises, Inc.(a)                                  12,663
   59,888       Activision Blizzard, Inc.(a),(b)                         517,432
    3,900       American Greetings Corp. Class A                          29,523
    2,000       BJ's Restaurants, Inc.(a)                                 21,540
      615       Benihana, Inc.(a)                                          1,291
    2,630       Benihana, Inc. Class A(a)                                  5,523
    1,600       Blue Nile, Inc.(a),(c)                                    39,184
    3,100       Bob Evans Farms, Inc.                                     63,333
      210       Bowl America, Inc. Class A                                 1,944
    9,800       Brinker International, Inc.                              103,292
    2,100       Buffalo Wild Wings, Inc.(a),(c)                           53,865
    2,650       CEC Entertainment, Inc.(a)                                64,262
    3,800       CKE Restaurants, Inc.                                     32,984
    4,100       Cabela's, Inc. Class A(a),(c)                             23,903
    3,000       California Pizza Kitchen, Inc.(a)                         32,160
    5,100       Century Casinos, Inc.(a)                                   5,253
    6,417       The Cheesecake Factory, Inc.(a)                           64,812
    8,000       Cheniere Energy, Inc.(a),(c)                              22,800
    3,200       Chipotle Mexican Grill, Inc. Class A(a),(c)              198,336
      700       Churchill Downs, Inc.                                     28,294
    5,500       Cosi, Inc.(a),(c)                                          1,590
    2,815       Cracker Barrel Old Country Store, Inc.                    57,961
   10,600       Denny's Corp.(a)                                          21,094
    1,700       DineEquity, Inc.                                          19,652
    4,800       Domino's Pizza, Inc.(a)                                   22,608
    3,300       Dover Motorsports, Inc.                                    4,290
    2,200       Drew Industries, Inc.(a)                                  26,400
    1,100       Einstein Noah Restaurant Group, Inc.(a)                    6,325
    2,500       Famous Dave's of America, Inc.(a)                          7,250
    1,100       Forward Industries, Inc.(a)                                2,453
    1,400       Gaming Partners International Corp.(a)                     7,182
    3,418       Hibbett Sports, Inc.(a)                                   53,697
    4,300       Hollywood Media Corp.(a)                                   4,300
    3,200       International Speedway Corp. Class A                      91,936
    3,700       Isle of Capri Casinos, Inc.(a)                            11,840
    6,100       Jack in the Box, Inc.(a)                                 134,749
    2,213       Jakks Pacific, Inc.(a)                                    45,654
      300       Kreisler Manufacturing Corp.(a)                            1,461
    3,700       Krispy Kreme Doughnuts, Inc.(a),(c)                        6,216
    2,400       Lancaster Colony Corp.                                    82,320
    1,200       Landry's Restaurants, Inc.                                13,920
      300       Lazare Kaplan International, Inc.(a)                       1,251
    3,500       Leapfrog Enterprises, Inc.(a)                             12,250
      800       Lenox Group, Inc.(a)                                           6
    3,000       LodgeNet Interactive Corp.(a)                              2,100
    1,700       Luby's, Inc.(a)                                            7,123
    1,500       Majesco Entertainment Co.(a)                                 840
    4,900       Marvel Entertainment, Inc.(a)                            150,675
    1,700       McCormick & Schmick's Seafood Restaurants, Inc.(a)         6,834
    7,700       Midway Games, Inc.(a),(c)                                  1,463

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,600        Movado Group, Inc.                                 $     24,414
    1,705        O'Charleys, Inc.                                          3,410
      700        Oil-Dri Corp. of America                                 13,125
    2,595        P.F. Chang's China Bistro, Inc.(a)                       54,339
    2,900        Panera Bread Co. Class A(a),(c)                         151,496
    2,900        Papa John's International, Inc.(a)                       53,447
       90        Peco II, Inc.(a)                                            270
    7,100        Penn National Gaming, Inc.(a)                           151,798
    1,670        RC2 Corp.(a)                                             17,819
    1,900        Red Robin Gourmet Burgers, Inc.(a)                       31,977
    3,200        Regis Corp.                                              46,496
    2,900        Ruby Tuesday, Inc.(a)                                     4,524
    1,300        Russ Berrie & Co., Inc.(a)                                3,861
   23,100        Service Corp. International                             114,807
      400        Servotronics, Inc.                                        2,208
    2,400        Shutterfly, Inc.(a)                                      16,776
    6,437        Sonic Corp.(a)                                           78,338
    7,400        Sotheby's Holdings, Inc. Class A(c)                      65,786
      900        The Steak n Shake Co.(a)                                  5,355
    1,310        Steinway Musical Instruments, Inc.(a)                    22,938
   10,200        Stewart Enterprises, Inc. Class A                        30,702
    6,850        THQ, Inc.(a)                                             28,702
    6,700        Take-Two Interactive Software, Inc.(a)                   50,652
    2,400        Trans World Entertainment Corp.(a)                        3,144
    6,000        Trump Entertainment Resorts, Inc.(a),(c)                  1,022
    5,955        Tupperware Corp.                                        135,179
    2,600        VCG Holding Corp.(a),(c)                                  3,900
    7,700        Warner Music Group Corp.                                 23,254
   37,900        Wendy's                                                 187,226
    3,100        World Wrestling Entertainment, Inc.                      34,348
    3,090        Youbet.com, Inc.(a)                                       2,688
                                                                    ------------
                                                                       3,491,835
                                                                    ------------
NON-FERROUS METALS - 0.6%
    1,000        A.M. Castle & Co.                                        10,830
    7,600        Advanced Environmental Recycling Technologies,
                    Inc. Class A(a)                                        1,292
    1,792        Atna Resources Ltd.(a)                                      880
    2,900        Brush Engineered Materials, Inc.(a)                      36,888
    3,800        Century Aluminum Co.(a)                                  38,000
   62,700        Coeur d'Alene Mines Corp.(a),(c)                         55,176
   10,900        Commercial Metals Co.                                   129,383
    2,527        Encore Wire Corp.                                        47,912
    5,900        General Moly, Inc.(a)                                     6,962
   21,800        Hecla Mining Co.(a)                                      61,040
    5,800        Horsehead Holding Corp.(a)                               27,260
    4,100        Intrepid Potash, Inc.(a)                                 85,157
    1,100        Kaiser Aluminum Corp.                                    24,772
    2,900        Metalico, Inc.(a)                                         4,495
    2,100        Minerals Technologies, Inc.                              85,890
    3,200        Mueller Industries, Inc.                                 80,256
    3,000        RTI International Metals, Inc.(a)                        42,930
    5,724        Reliance Steel & Aluminum Co.                           114,137
    6,600        Solitario Exploration & Royalty Corp.(a)                  9,900
   21,800        Southern Copper Corp.(c)                                350,108
    4,584        Stillwater Mining Co.(a)                                 22,645
    6,000        Timberline Resources Corp.(a)                             2,760
      900        WHX Corp.(a)                                              7,200
                                                                    ------------
                                                                       1,245,873
                                                                    ------------
OPTICAL PHOTO & EQUIPMENT - 0.1%
    1,200        CPI Corp.                                                 4,200
    1,100        Cyberoptics Corp.(a)                                      5,720

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78   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    3,300        Imation Corp.                                      $     44,781
   14,030        Ingram Micro, Inc. Class A(a)                           187,862
    2,095        LaserCard Corp.(a)                                        7,626
      200        Meade Instruments Corp.(a)                                   22
    1,900        Photronics, Inc.(a)                                       3,705
      100        StockerYale, Inc.(a)                                         15
    1,000        Zygo Corp.(a)                                             6,910
                                                                    ------------
                                                                         260,841
                                                                    ------------
PAPER & FOREST PRODUCTS - 0.5%
    3,664        AbitibiBowater, Inc.(a),(c)                               1,722
    2,500        Boise, Inc.(a)                                            1,075
    2,800        Buckeye Technologies, Inc.(a)                            10,192
      804        CSS Industries, Inc.                                     14,263
    5,900        Caraustar Industries, Inc.(a)                             2,714
    1,074        Clearwater Paper Corp.(a)                                 9,011
    1,400        Deltic Timber Corp.                                      64,050
   44,500        Domtar Corp.(a)                                          74,315
      780        Kadant, Inc.(a)                                          10,514
    4,000        Kapstone Paper and Packaging Corp.(a)                     9,520
   10,400        Louisiana-Pacific Corp.                                  16,224
    1,800        Lydall, Inc.(a)                                          10,350
    2,700        Neenah Paper, Inc.                                       23,868
    3,200        P.H. Glatfelter Co.                                      29,760
   10,200        Packaging Corp. of America                              137,292
    3,759        Potlatch Corp.                                           97,772
    8,071        Rayonier, Inc.                                          253,026
    4,100        Rock-Tenn Co. Class A                                   140,138
   25,880        Smurfit-Stone Container Corp.(a)                          6,599
    1,400        Universal Forest Products, Inc.                          37,674
    2,900        Verso Paper Corp.                                         2,987
    3,800        Wausau Paper Corp.                                       43,472
                                                                    ------------
                                                                         996,538
                                                                    ------------
PRODUCER GOODS - 4.1%
    8,723        AGCO Corp.(a),(b)                                       205,775
    1,550        Aaon, Inc.                                               32,364
    4,900        Actuant Corp. Class A                                    93,198
    8,100        Akorn, Inc.(a)                                           18,630
    1,400        Alamo Group, Inc.                                        20,930
    2,200        Albany International Corp. Class A                       28,248
      115        Allied Motion Technologies, Inc.(a)                         230
    2,000        Allis-Chalmers Energy, Inc.(a)                           11,000
    3,400        American International Industries, Inc.(a)                6,120
    1,200        American Vanguard Corp.                                  14,040
   10,100        Ametek, Inc.                                            305,121
    3,200        Applied Industrial Technologies, Inc.                    60,544
    6,100        AptarGroup, Inc.                                        214,964
       14        Arotech Corp.(a)                                              5
    1,400        Astec Industries, Inc.(a)                                43,862
    8,900        BE Aerospace, Inc.(a)                                    68,441
    3,700        Baldor Electric Co.                                      66,045
    3,800        Barnes Group, Inc.                                       55,100
    2,800        Blount International, Inc.(a)                            26,544
    2,700        Blyth, Inc.                                              21,168
    4,700        Briggs & Stratton Corp.                                  82,673
    1,800        CIRCOR International, Inc.                               49,500
    1,100        Cantel Medical Corp.(a)                                  16,137
   16,000        Capstone Turbine Corp.(a),(c)                            13,440
    2,900        Chart Industries, Inc.(a)                                30,827
      100        Chicago Rivet & Machine Co.                               1,199
    4,700        Clarcor, Inc.                                           155,946
    4,085        Cognex Corp.                                             60,458
    1,900        Colfax Corp.(a)                                          19,741
    2,000        Columbus McKinnon Corp.(a)                               27,300
    2,900        Comfort Systems USA, Inc.                                30,914
      360        Concord Camera Corp.(a)                                     882

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    1,900        Cryo-Cell International, Inc.(a)                   $        798
      600        Culp, Inc.(a)                                             1,188
    4,500        Curtiss-Wright Corp.                                    150,255
      300        DEI Holdings, Inc.(a)                                       120
    1,600        DXP Enterprises, Inc.(a)                                 23,376
    3,000        Diamond Management & Technology Consultants, Inc.        12,630
    1,100        Dynamic Materials Corp.                                  21,241
      300        The Eastern Co.                                           2,580
   15,700        Evergreen Solar, Inc.(a),(c)                             50,083
    7,400        FMC Corp.                                               331,002
    1,600        The Fairchild Corp.(a)                                      480
    3,200        Federal Signal Corp.                                     26,272
    3,800        Flanders Corp.(a)                                        17,822
   14,180        Foster Wheeler Ltd.(a)                                  331,528
    2,200        Franklin Electric Co., Inc.                              61,842
    5,300        Gardner Denver, Inc.(a)                                 123,702
    1,870        The Gorman-Rupp Co.                                      58,194
    5,887        Graco, Inc.                                             139,699
   10,700        GrafTech International Ltd.(a)                           89,024
      700        HI Shear Technology Corp.                                 6,419
    3,000        HNI Corp.                                                47,520
    1,900        Hardinge, Inc.                                            7,695
    8,000        Harsco Corp.                                            221,440
    4,490        Herman Miller, Inc.                                      58,505
    9,500        Hexcel Corp.(a)                                          70,205
    4,500        Hubbell, Inc. Class B                                   147,060
    1,300        Hurco Companies, Inc.(a)                                 15,600
    7,225        IDEX Corp.                                              174,484
      400        Inplay Technologies, Inc.(a)                                 68
      500        IntriCon Corp.(a)                                         1,800
    7,175        Jarden Corp.(a)                                          82,513
      100        K-Tron International, Inc.(a)                             7,990
    3,300        Kaydon Corp.                                            113,355
    7,400        Kennametal, Inc.                                        164,206
    3,700        Knoll, Inc.                                              33,374
    1,400        L.B. Foster Co. Class A(a)                               43,792
    1,100        LaBarge, Inc.(a)                                         15,785
    1,700        Ladish Co., Inc.(a)                                      23,545
      534        Lawson Products, Inc.                                    12,202
    5,500        Lennox International, Inc.                              177,595
    1,082        Libbey, Inc.                                              1,353
    3,595        Lincoln Electric Holdings, Inc.                         183,093
    1,400        Lindsay Manufacturing Co.(c)                             44,506
    2,900        Liquidity Services, Inc.(a)                              24,157
    1,400        MFRI, Inc.(a)                                             6,062
    4,200        MSC Industrial Direct Co. Class A                       154,686
    1,700        Magnetek, Inc.(a)                                         4,080
      900        Material Sciences Corp.(a)                                1,395
    2,600        Matthews International Corp. Class A                     95,368
    2,700        Merix Corp.(a)                                              810
    5,660        Micrel, Inc.                                             41,375
    1,800        Middleby Corp.(a)                                        49,086
    3,425        Moog, Inc. Class A(a)                                   125,252
   10,100        Mueller Water Products, Inc. Series B                    85,244
      400        NACCO Industries, Inc. Class A                           14,964
    1,900        NATCO Group, Inc. Class A(a)                             28,842
    2,700        NN, Inc.                                                  6,183
    2,900        Nordson Corp.                                            93,641
    5,600        Oceaneering International, Inc.(a)                      163,184
    1,500        Park-Ohio Holdings Corp.(a)                               9,255
    9,050        Pentair, Inc.                                           214,214
   12,107        Plug Power, Inc.(a)                                      12,349
    3,140        Presstek, Inc.(a)                                        10,079
    2,300        RBC Bearings, Inc.(a)                                    46,644
    1,000        Reddy Ice Holdings, Inc.                                  1,440
    2,905        Regal-Beloit Corp.                                      110,361

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80   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,900        Research Frontiers, Inc.(a),(c)                    $      6,293
      700        Riviera Holdings Corp.(a)                                 2,100
    3,200        Robbins & Myers, Inc.                                    51,744
    1,124        Ronson Corp.(a)                                             596
    8,500        Roper Industries, Inc.                                  368,985
    4,948        SPX Corp.                                               200,641
    7,000        Safeguard Scientifics, Inc.(a)                            4,830
    1,100        Sauer-Danfoss, Inc.                                       9,625
    7,900        The Shaw Group, Inc.(a)                                 161,713
    1,800        Somanetics Corp.(a)                                      29,718
    1,800        Sonic Solutions, Inc.(a)                                  3,168
    1,000        Spectrum Control, Inc.(a)                                 6,140
      800        Standex International Corp.                              15,872
    6,400        Steelcase, Inc. Class A                                  35,968
      900        Strattec Security Corp.                                  14,805
    1,650        Sun Hydraulics, Inc.                                     31,086
    1,300        T-3 Energy Services, Inc.(a)                             12,272
    1,900        Team, Inc.(a)                                            52,630
    1,500        Technology Research Corp.                                 2,490
    1,700        Tecumseh Products Co. Class A(a)                         16,286
    3,600        Teleflex, Inc.                                          180,360
    1,700        Tennant Co.                                              26,180
    4,800        Tenneco, Inc.(a)                                         14,160
    8,000        ThermoGenesis Corp.(a)                                    3,440
    6,700        Timken Co.                                              131,521
    7,100        Trinity Industries, Inc.                                111,896
    1,600        Triumph Group, Inc.                                      67,936
    2,300        TurboChef Technologies, Inc.(a)                          11,293
    1,600        Twin Disc, Inc.                                          11,024
    2,900        Tyler Technologies, Inc.(a)                              34,742
    1,240        Valhi, Inc.                                              13,268
    1,900        Valmont Industries, Inc.                                116,584
    2,600        Watsco, Inc.                                             99,840
    3,200        Watts Water Technologies, Inc. Class A                   79,904
    5,800        Woodward Governor Co.                                   133,516
    1,100        X-Rite, Inc.(a)                                           1,639
                                                                    ------------
                                                                       8,240,223
                                                                    ------------
RAILROADS & SHIPPING - 0.6%
    4,000        Alexander & Baldwin, Inc.                               100,240
    4,500        American Commercial Lines, Inc.(a)                       22,050
      700        Capital Product Partners LP                               5,460
    4,600        Diamondhead Casino Corp.(a)                               2,760
    5,900        Eagle Bulk Shipping, Inc.(c)                             40,238
    5,400        Excel Maritime Carriers Ltd.(c)                          38,016
    1,500        Freightcar America, Inc.                                 27,405
    3,600        GATX Corp.                                              111,492
    3,900        Genco Shipping & Trading Ltd.(c)                         57,720
    2,950        Genesee & Wyoming, Inc. Class A(a)                       89,975
    3,200        Greenbrier Cos., Inc.                                    21,984
    3,200        Horizon Lines, Inc. Class A                              11,168
    3,100        Hornbeck Offshore Services, Inc.(a)                      50,654
      300        International Shipholding Corp.                           7,599
      700        K-Sea Transportation Partners LP                          9,030
    8,300        Kansas City Southern(a)                                 158,115
    1,600        Martin Midstream Partners LP                             23,520
    2,400        OSG America LP                                           11,808
    1,500        OceanFreight, Inc.                                        4,455
    2,400        Overseas Shipholding Group, Inc.                        101,064
    1,400        Saia, Inc.(a)                                            15,204
    4,000        Ship Finance International Ltd.                          44,200
    2,700        TBS International Ltd.(a)                                27,081

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

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    3,400        Trico Marine Services, Inc.(a)                     $     15,198
    4,800        Westinghouse Air Brake Technologies Corp.               190,800
                                                                    ------------
                                                                       1,187,236
                                                                    ------------
REAL PROPERTY - 5.4%
    9,400        AMB Property Corp.(b)                                   220,148
      500        AMREP Corp.(a)                                           15,640
    3,300        Acadia Realty Trust                                      47,091
    1,795        Alesco Financial, Inc.(c)                                   790
      300        Alexander's, Inc.                                        76,470
    3,100        Alexandria Real Estate Equities, Inc.(b)                187,054
    1,500        American Capital Agency Corp.                            32,040
      400        American Land Lease, Inc.                                 5,528
      500        American Realty Investors, Inc.(a)                        4,475
   54,700        Annaly Capital Management, Inc.                         868,089
    7,700        Anthracite Capital, Inc.(e)                              17,171
    7,000        Anworth Mortgage Asset Corp.                             45,010
    2,800        Arbor Realty Trust, Inc.                                  8,260
    2,900        Associated Estates Realty Corp.                          26,477
      700        Avatar Holdings, Inc.(a)                                 18,564
    4,435        BRE Properties                                          124,091
    2,000        BRT Realty Trust                                          7,400
    3,200        Big 5 Sporting Goods Corp.                               16,672
    8,000        BioMed Realty Trust, Inc.                                93,760
    8,914        Brandywine Realty Trust                                  68,727
   20,600        Brookfield Properties Corp.                             159,238
    5,900        CBL & Associates Properties, Inc.                        38,350
    2,300        CBRE Realty Finance, Inc.                                   414
    3,200        California Coastal Communities, Inc.(a)                   1,600
    5,057        Camden Property Trust                                   158,486
    5,400        Capstead Mortgage Corp.                                  58,158
    2,700        Care Investment Trust, Inc.                              21,033
    5,400        Cedar Shopping Centers, Inc.                             38,232
   14,900        Chimera Investment Corp.                                 51,405
      400        Cogdell Spencer, Inc.                                     3,744
    4,300        Colonial Properties  Trust                               35,819
    4,800        Corporate Office Properties Trust                       147,360
    4,400        Cousins Properties, Inc.                                 60,940
   17,500        DCT Industrial Trust, Inc.                               88,550
    6,900        DiamondRock Hospitality Co.                              34,983
    6,600        Digital Realty Trust, Inc.                              216,810
   10,900        Douglas Emmett, Inc.                                    142,354
   13,975        Duke Realty Corp.                                       153,166
    3,800        Dupont Fabros Technology, Inc.                            7,866
    2,600        Eastgroup Properties, Inc.                               92,508
    4,000        Education Realty Trust, Inc.                             20,880
    3,100        Entertainment Properties Trust                           92,380
    1,900        Equity Lifestyle Properties, Inc.                        72,884
    3,655        Equity One, Inc.(c)                                      64,694
    2,700        Essex Property Trust, Inc.                              207,225
    5,840        Federal Realty Investment Trust                         362,547
    6,700        FelCor Lodging Trust, Inc.                               12,328
    1,327        First Acceptance Corp.(a)                                 3,848
    5,900        First Industrial Realty Trust, Inc.                      44,545
    2,600        First Potomac Realty Trust                               24,180

================================================================================

82   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    6,800        Forest City Enterprises, Inc. Class A              $     45,560
    2,833        Forestar Group, Inc.(a)                                  26,970
   25,900        General Growth Properties, Inc.(c)                       33,411
    1,900        Getty Realty Corp.                                       40,014
    2,000        Gladstone Commercial Corp.                               17,000
    4,900        Glimcher Realty Trust                                    13,769
    4,922        Grubb & Ellis Co.                                         6,103
   20,300        HRPT Properties Trust                                    68,411
    3,000        Hatteras Financial Corp.                                 79,800
   10,352        Health Care REIT, Inc.                                  436,854
    5,900        Healthcare Realty Trust, Inc.                           138,532
    5,550        Highwoods Properties, Inc.                              151,848
    5,680        Hilltop Holdings, Inc.(a)                                55,323
    3,700        Home Properties, Inc.                                   150,220
    9,305        Hospitality Properties Trust                            138,365
      600        Icahn Enterprises LP                                     15,870
    6,400        Inland Real Estate Corp.                                 83,072
    3,860        Interval Leisure Group, Inc.(a)                          20,805
    6,500        Investors Real Estate Trust                              69,615
   17,200        iStar Financial, Inc.(c)                                 38,356
      500        JER Investors Trust, Inc.(c)                                465
    3,100        Jones Lang LaSalle, Inc.                                 85,870
    3,900        Kilroy Realty Corp.                                     130,494
    1,700        Kite Realty Group Trust                                   9,452
    1,400        LTC Properties, Inc.                                     28,392
    4,400        LTC-Amerivest Liquidating Trust(a),(f)                        -
    5,100        LaSalle Hotel Properties                                 56,355
    6,120        Lexington Corporate Properties Trust                     30,600
    8,960        Liberty Property Trust                                  204,557
    4,000        LoopNet, Inc.(a)                                         27,280
   19,800        MFA Financial, Inc.                                     116,622
    7,900        The Macerich Co.(c)                                     143,464
    6,400        Mack-Cali Realty Corp.                                  156,800
    4,500        Maguire Properties, Inc.                                  6,570
    1,600        Market Leader, Inc.(a)                                    2,720
    3,400        Meruelo Maddux Properties, Inc.(a)                        4,216
    2,700        Mid-America Apartment Communities, Inc.                 100,332
    1,100        Mission West Properties, Inc.                             8,415
   10,424        Move, Inc.(a)                                            16,678
    1,900        National Health Investors, Inc.                          52,117
    7,391        National Retail Properties, Inc.                        127,051
    9,200        Nationwide Health Properties, Inc.                      264,224
    3,300        New York Mortgage Trust, Inc.                             7,227
    5,605        Newcastle Investment Corp.                                4,708
    6,400        NorthStar Realty Finance Corp.(c)                        25,024
    7,200        Omega Healthcare Investors, Inc.                        114,984
    3,500        Origen Financial, Inc.                                    2,065
      900        Orleans Homebuilders, Inc.(c)                             1,062
    1,900        PS Business Parks, Inc.                                  84,854
    2,200        Parkway Properties, Inc.                                 39,600
    4,099        Pennsylvania Real Estate Investment Trust                30,538
      300        Pope Resources, Ltd. LP                                   5,970
    3,800        Post Properties, Inc.                                    62,700
    6,300        RAIT Investment Trust                                    16,380

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                                                 SCHEDULE OF INVESTMENTS  |   83

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
--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    1,600        Ramco-Gershenson Properties Trust                  $      9,888
    1,300        Reading International, Inc. Class A(a)                    4,992
    9,700        Realty Income Corp.(c)                                  224,555
    3,500        Redwood Trust, Inc.                                      52,185
    6,600        Regency Centers Corp.                                   308,220
    6,382        SL Green Realty Corp.                                   165,294
    1,300        Saul Centers, Inc.                                       51,350
   11,200        Senior Housing Properties Trust                         200,704
    1,800        Sovran Self Storage, Inc.                                64,800
    9,200        The St. Joe Co.(a),(c)                                  223,744
    1,800        Stonemor Partners LP                                     21,294
    5,400        Strategic Hotel Capital, Inc.                             9,072
      200        Stratus Properties, Inc.(a)                               2,492
    2,600        Sun Communities, Inc.                                    36,400
    6,100        Sunstone Hotel Investors, Inc.                           37,759
    3,600        Tanger Factory Outlet Centers, Inc.                     135,432
    5,000        Taubman Centers, Inc.                                   127,300
    2,600        Thomas Properties Group, Inc.                             6,734
    3,400        Toreador Resources Corp.(a)                              18,666
      100        Transcontinental Realty Investors, Inc.(a)                1,175
      643        Tree.com, Inc.(a)                                         1,672
    5,000        U-Store-It Trust                                         22,250
   12,365        UDR, Inc.                                               170,513
    1,300        Universal Health Realty Income Trust                     42,783
    1,300        Urstadt Biddle Properties, Inc.                          18,525
      900        Urstadt Biddle Properties, Inc. Class A                  14,337
   14,400        Ventas, Inc.                                            483,408
    5,700        Washington Real Estate Investment Trust                 161,310
    7,575        Weingarten Realty Investors                             156,727
    1,049        ZipRealty, Inc.(a)                                        2,780
                                                                    ------------
                                                                      10,674,029
                                                                    ------------
RETAIL - 2.7%
    4,470        1-800-FLOWERS.COM, Inc. Class A(a)                       17,075
    4,166        99 Cents Only Stores(a)                                  45,534
    3,100        A.C. Moore Arts & Crafts, Inc.(a)                         4,340
    4,375        Aaron Rents, Inc.(b)                                    116,462
    8,800        Advance Auto Parts, Inc.(b)                             296,120
    3,200        Allion Healthcare, Inc.(a)                               13,184
    1,300        Alloy, Inc.(a)                                            5,499
    2,700        American Apparel, Inc.(a)                                 5,373
   15,765        American Eagle Outfitters, Inc.                         147,560
    4,375        AnnTaylor Stores Corp.(a)                                25,243
      200        Arden Group, Inc. Class A                                25,200
    5,400        Asbury Automotive Group, Inc.                            24,678
    5,300        BJ's Wholesale Club, Inc.(a)                            181,578
    3,500        Barnes & Noble, Inc.                                     52,500
      700        Bidz.com, Inc.(a),(c)                                     3,220
    1,100        Bluegreen Corp.(a)                                        3,443
    2,600        The Bon-Ton Stores, Inc.(c)                               2,678
    1,200        Books-A-Million, Inc.                                     3,060
    6,200        Borders Group, Inc.                                       2,480
    5,556        Brightpoint, Inc.(a)                                     24,169
    1,300        Build-A-Bear Workshop, Inc.(a)                            6,318
   17,700        CarMax, Inc.(a),(c)                                     139,476
    5,200        Casey's General Stores, Inc.                            118,404
    3,100        Casual Male Retail Group, Inc.(a)                         1,612
    2,750        The Cato Corp. Class A                                   41,525
    4,700        Central Garden & Pet Co. Class A(a)                      27,730
    3,700        Charlotte Russe Holding, Inc.(a)                         24,013
   15,155        Charming Shoppes, Inc.(a)                                36,978
   13,700        Chico's FAS, Inc.(a)                                     57,266
    2,405        The Children's Place Retail Stores, Inc.(a)              52,140

================================================================================

84   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,238        Christopher & Banks Corp.                          $     12,533
    7,470        Coldwater Creek, Inc.(a)                                 21,290
    6,300        Collective Brands, Inc.(a)                               73,836
    4,700        Cost Plus, Inc.(a),(c)                                    4,409
    2,400        DSW, Inc. Class A(a),(c)                                 29,904
    5,199        dELiA*s, Inc.(a)                                         11,438
    8,600        Dillard's, Inc. Class A                                  34,142
    8,305        Dollar Tree, Inc.(a)                                    347,149
    5,506        Dress Barn, Inc.(a)                                      59,134
    3,400        drugstore.com, Inc.(a)                                    4,216
      800        Eddie Bauer Holdings, Inc.(a)                               408
    4,247        The Finish Line, Inc. Class A                            23,783
      200        Flanigan's Enterprises, Inc.(a)                             704
   13,900        Foot Locker, Inc.                                       102,026
    2,850        Fred's, Inc.                                             30,666
    1,400        Gander Mountain Co.(a),(c)                                3,262
    2,300        Genesco, Inc.(a)                                         38,916
    2,920        The Great Atlantic & Pacific Tea Co., Inc.(a)            18,308
    2,900        Gymboree Corp.(a)                                        75,661
    2,700        HFF, Inc. Class A(a)                                      6,615
    3,860        HSN, Inc.(a)                                             28,062
    9,300        Hanesbrands, Inc.(a)                                    118,575
    1,000        hhgregg, Inc.(a)                                          8,680
    5,645        Hillenbrand, Inc.                                        94,159
    5,750        Hot Topic, Inc.(a)                                       53,303
    6,150        IAC/InterActiveCorp.(a)                                  96,740
    4,000        Insight Enterprises, Inc.(a)                             27,600
    3,800        Jamba, Inc.(a),(c)                                        1,634
    2,665        Jo-Ann Stores, Inc.(a)                                   41,281
    1,100        Kirkland's, Inc.(a)                                       2,915
      700        Lumber Liquidators, Inc.(a)                               7,392
    4,000        Men's Wearhouse, Inc.                                    54,160
   12,324        O'Reilly Automotive, Inc.(a)                            378,840
    8,200        OfficeMax, Inc.                                          62,648
    1,300        Overstock.com, Inc.(a)                                   14,014
    3,000        PC Connection, Inc.(a)                                   15,360
    7,125        Pacific Sunwear of California, Inc.(a)                   11,329
    3,700        The Pep Boys - Manny, Moe & Jack                         15,281
    4,900        Pet DRx Corp.(a)                                          2,058
   12,300        PetSmart, Inc.                                          226,935
    8,500        Pier 1 Imports, Inc.(a)                                   3,145
    1,950        PriceSmart, Inc.                                         40,287
    6,500        Rent-A-Center, Inc.(a)                                  114,725
    2,200        Retail Ventures, Inc.(a)                                  7,634
   57,600        Rite Aid Corp.(a),(c)                                    17,856
   12,800        Ross Stores, Inc.                                       380,544
    3,600        Ruddick Corp.                                            99,540
    3,400        Ruth's Hospitality Group, Inc.(a)                         4,692
   12,200        Saks, Inc.(a)                                            53,436
    8,470        Sally Beauty Co., Inc.(a)                                48,194
    2,000        School Specialty, Inc.(a)                                38,240
    2,800        Sharper Image Corp.(a),(c)                                   98
    1,800        Shoe Carnival, Inc.(a)                                   17,190
    8,800        Signet Jewelers Ltd.                                     76,296
    2,750        Stamps.com, Inc.(a)                                      27,033
    6,000        Stein Mart, Inc.(a)                                       6,780
    1,200        Systemax, Inc.                                           12,924
    3,300        The Talbots, Inc.                                         7,887
    5,600        Texas Roadhouse, Inc. Class A(a)                         43,400
    3,860        Ticketmaster Entertainment(a)                            24,781
    1,400        Titan Machinery, Inc.(a)                                 19,684
    2,800        Tractor Supply Co.(a)                                   101,192
    3,100        Tuesday Morning Corp.(a)                                  5,053
    4,600        Tween Brands, Inc.(a)                                    19,872
    3,857        Ulta Salon Cosmetics & Fragrance, Inc.(a)                31,936
    1,700        Unifirst Corp.                                           50,473
    2,500        United Stationers, Inc.(a)                               83,725
   11,400        Urban Outfitters, Inc.(a)                               170,772
    1,200        Weis Markets, Inc.                                       40,356
    1,600        West Marine, Inc.(a)                                      6,784

================================================================================

                                                 SCHEDULE OF INVESTMENTS  |   85

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    8,675        The Wet Seal, Inc. Class A(a)                      $     25,765
    7,800        Williams-Sonoma, Inc.                                    61,308
      600        Winmark Corp.(a)                                          6,894
    4,200        Zale Corp.(a),(c)                                        13,986
    2,600        Zumiez, Inc.(a)                                          19,370
                                                                    ------------
                                                                       5,346,076
                                                                    ------------
SOAPS & COSMETICS - 0.4%
    8,170       Alberto-Culver Co.                                       200,246
    6,500       Bare Escentuals, Inc.(a)                                  33,995
    1,800       Chattem, Inc.(a)                                         128,754
    6,400       Church & Dwight Co., Inc.                                359,168
    3,300       Elizabeth Arden, Inc.(a)                                  41,613
    2,450       Inter Parfums, Inc.                                       18,816
    4,300       Nu Skin Enterprises, Inc. Class A                         44,849
    1,100       Parlux Fragrances, Inc.(a)                                 3,212
    1,000       Physicians Formula Holdings, Inc.(a)                       2,790
    2,989       Revlon, Inc., Class A(a)                                  19,937
    1,100       Steiner Leisure Ltd.(a)                                   32,472
                                                                    ------------
                                                                         885,852
                                                                    ------------
STEEL - 0.5%
    1,000       Ampco-Pittsburgh Corp.                                    21,700
    4,700       Carpenter Technology Corp.                                96,538
   10,500       Cliffs Natural Resources, Inc.                           268,905
    1,400       Cold Metal Products, Inc.(a)                                   -
      600       Friedman Industries, Inc.                                  4,008
    3,400       Gibraltar Industries, Inc.                                40,596
    1,200       Northwest Pipe Co.(a)                                     51,132
    1,505       Olympic Steel, Inc.                                       30,657
      500       Omega Flex, Inc.                                          10,470
    2,450       Schnitzer Steel Industries, Inc. Class A                  92,243
      400       Shiloh Industries, Inc.                                    1,200
   18,460       Steel Dynamics, Inc.                                     206,383
    1,300       Synalloy Corp.                                             6,240
      700       Universal Stainless & Alloy Products, Inc.(a)             10,143
    6,300       Worthington Industries, Inc.                              69,426
                                                                    ------------
                                                                         909,641
                                                                    ------------
TELEPHONE - 1.7%
   12,900       ADC Telecommunications, Inc.(a),(b)                       70,563
       75       ATSI Communications, Inc.(a)                                   7
    5,400       Acme Packet, Inc.(a)                                      28,404
    6,880       Adtran, Inc.                                             102,374
    7,800       Airspan Networks, Inc.(a)                                    709
    4,900       Alaska Communications Systems Group, Inc.                 45,962
    1,900       Applied Signal Technology, Inc.                           34,086
    5,000       Aruba Networks, Inc.(a)                                   12,750
      500       Atlantic Tele-Network, Inc.                               13,275
    8,000       Autobytel, Inc.(a)                                         3,600
    7,900       Centennial Communications Corp.(a)                        63,674
   17,900       Cincinnati Bell, Inc.(a)                                  34,547
    7,200       Clearwire Corp. Class A(a),(c)                            35,496
    3,484       Consolidated Communications Holdings, Inc.                41,390
   24,590       Crown Castle International Corp.(a)                      432,292
      999       D&E Communications, Inc.                                   6,693
      588       Digital Angel Corp.(a)                                       294
    2,000       Ditech Networks, Inc.(a)                                   1,638
    3,515       Equinix, Inc.(a),(c)                                     186,963
   13,000       Extreme Networks, Inc.(a)                                 30,420
    9,600       FairPoint Communications, Inc.                            31,488
   22,700       FiberTower Corp.(a)                                        3,632
        1       Fibernet Telecom Group, Inc.(a)                               11
   26,135       Finisar Corp.(a)                                           9,931

================================================================================

86   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    4,500        Fusion Telecommunications International, Inc.(a)   $        900
    3,400        General Communication, Inc. Class A(a)                   27,506
    2,300        GeoEye, Inc.(a)                                          44,229
    2,595        Global Crossing Ltd.(a)                                  20,604
    5,600        Globalstar, Inc.(a)                                       1,120
    1,400        Globecomm Systems Inc.(a)                                 7,686
        6        GoAmerica, Inc.(a)                                           28
      800        HickoryTech Corp.                                         4,352
      900        Hughes Communications, Inc.(a)                           14,346
   15,100        ICO Global Communications Holdings Ltd.(a)               17,063
    1,600        ID Systems, Inc.(a)                                       6,480
    4,600        IDT Corp. Class B(a)                                      1,840
    2,400        Ibasis, Inc.(a)                                           3,384
    4,300        Iowa Telecommunications Services, Inc.                   61,404
    1,900        iPCS, Inc.(a)                                            13,034
    4,500        j2 Global Communications, Inc.(a)                        90,180
    5,100        Leap Wireless International, Inc.(a),(c)                137,139
  152,088        Level 3 Communications, Inc.(a),(c)                     106,462
   24,600        MetroPCS Communications, Inc.(a)                        365,310
      300        NET2000 Communications, Inc.(a)                               -
   16,600        NII Holdings, Inc.(a)                                   301,788
    3,000        NTELOS Holdings Corp.                                    73,980
    1,400        Neutral Tandem, Inc.(a)                                  22,708
    4,100        Nextwave Wireless, Inc.(a)                                  369
    5,586        Novatel Wireless, Inc.(a)                                25,919
      400        Occam Networks, Inc.(a)                                     960
      247        Optical Cable Corp.(a)                                      667
   20,500        PAETEC Holding Corp.(a)                                  29,520
   29,100        Primus Telecommunications GP(a)                           1,746
    4,500        RCN Corp.(a)                                             26,550
    2,000        Shenandoah Telecom Co.                                   56,100
   22,000        Sonus Networks, Inc.(a)                                  34,760
      800        SureWest Communications                                   9,136
    2,900        Syniverse Holdings, Inc.(a)                              34,626
   14,400        TW Telecom, Inc.(a)                                     121,968
    6,900        Telephone & Data Systems, Inc.                          219,075
    2,900        Telephone & Data Systems, Inc. (Special Shares)          81,490
      200        Telular Corp.(a)                                            264
    5,100        TerreStar Corp.(a)                                        2,040
    2,700        Terremark Worldwide, Inc.(a)                             10,503
    1,600        U.S. Cellular Corp.(a)                                   69,184
    3,200        USA Mobility, Inc.                                       37,024
   10,500        UTStarcom, Inc.(a),(c)                                   19,425
   29,455        Virgin Media, Inc.                                      146,980
    5,800        Virgin Mobile USA, Inc.(a)                                4,872
   11,300        Vonage Holdings Corp.(a),(c)                              7,458
    1,500        Warwick Valley Telephone Co.                             13,710
                                                                    ------------
                                                                       3,466,088
                                                                    ------------
TIRES & RUBBER GOODS - 0.1%
      200        American Biltrite, Inc.(a)                                  360
    6,000        Carlisle Cos., Inc.                                     124,200
    6,400        Cooper Tire & Rubber Co.                                 39,424
    1,000        SRI/Surgical Express, Inc.(a)                             1,710
      400        Synergetics USA, Inc.(a)                                    356
                                                                    ------------
                                                                         166,050
                                                                    ------------

================================================================================

                                                 SCHEDULE OF INVESTMENTS  |   87

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.1%
    6,500        Alliance One International, Inc.(a)                $     19,110
    1,600        M&F Worldwide Corp.(a)                                   24,720
      900        Schweitzer-Mauduit International, Inc.                   18,018
    2,745        Universal Corp.                                          81,993
    4,511        Vector Group Ltd.                                        61,440
                                                                    ------------
                                                                         205,281
                                                                    ------------
TRAVEL & RECREATION - 0.9%
      100        Aldila, Inc.                                                237
    4,038        All-American SportPark, Inc.(a)                             525
    2,500        Ambassadors Group, Inc.                                  23,000
      800        Amerco, Inc.(a)                                          27,624
      100        American Classic Voyages Co.(a)                               1
    2,500        Ameristar Casinos, Inc.                                  21,600
    5,000        Bally Technologies, Inc.(a)                             120,150
    3,700        Boyd Gaming Corp.                                        17,501
   11,600        Brunswick Corp.                                          48,836
    6,000        CKX, Inc.(a)                                             22,020
    6,800        Callaway Golf Co.                                        63,172
    4,200        Cedar Fair, LP(c)                                        52,626
    3,400        Choice Hotels International, Inc.                       102,204
    8,500        Dick's Sporting Goods, Inc.(a)                          119,935
    2,100        Dollar Thrifty Automotive Group, Inc.(a)                  2,289
    3,116        Dover Downs Gaming & Entertainment, Inc.                  9,909
    3,300        Elixir Gaming Technologies, Inc.(a)                         429
    5,300        Empire Resorts, Inc.(a)                                   5,777
    1,000        Full House Resorts, Inc.(a)                               1,120
    1,800        Great Wolf Resorts, Inc.(a)                               2,772
    3,800        Interstate Hotels & Resorts, Inc.(a)                      2,622
   28,000        Las Vegas Sands Corp.(a)                                166,040
    2,600        Life Time Fitness, Inc.(a),(c)                           33,670
    1,100        Lodgian, Inc.(a)                                          2,343
    9,111        MGM Mirage(a),(c)                                       125,367
    2,100        MTR Gaming Group, Inc.(a)                                 3,528
    1,500        Marcus Corp.                                             24,345
      700        Marine Products Corp.                                     3,934
    1,900        Monarch Casino & Resort, Inc.(a)                         22,135
    3,800        Morgans Hotel Group Co.(a)                               17,708
    1,900        Multimedia Games, Inc.(a)                                 4,522
    4,800        Orbitz Worldwide, Inc.(a)                                18,624
    4,000        Orient Express Hotels Ltd. Class A                       30,640
    4,600        Pinnacle Entertainment, Inc.(a)                          35,328
    4,650        Pool Corp.                                               83,561
    3,700        Premier Exhibitions, Inc.(a)                              4,070
      837        Progressive Gaming International Corp.(a)                    76
      500        Red Lion Hotels Corp.(a)                                  1,190
      900        Rick's Cabaret International, Inc.(a)                     3,591
   13,200        Royal Caribbean Cruises Ltd.                            181,500
    7,200        Scientific Games Corp. Class A(a)                       126,288
    7,343        Shuffle Master, Inc.(a)                                  36,421
    6,600        Silverleaf Resorts, Inc.(a)                               4,686
   11,700        Six Flags, Inc.(a)                                        3,627
      200        Sonesta International Hotels Corp. Class A                2,734
    1,500        Speedway Motorsports, Inc.                               24,165
    2,100        Sport Supply Group, Inc.                                 14,700
      700        Town Sports International Holdings, Inc.(a)               2,233

================================================================================

88   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD             INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
    2,260        TravelCenters of America LLC(a)                    $      5,424
    1,100        Travelzoo, Inc.(a)                                        6,116
    2,500        Vail Resorts, Inc.(a),(c)                                66,500
    4,900        WMS Industries, Inc.(a)                                 131,810
                                                                    ------------
                                                                       1,831,225
                                                                    ------------
TRUCKING & FREIGHT - 0.8%
    2,800        Arkansas Best Corp.                                      84,308
    1,488        BancTrust Financial Group, Inc.                          21,963
    1,725        Celadon Group, Inc.(a)                                   14,714
    4,500        Con-way, Inc.                                           119,700
    2,700        Covenant Transport Group Class A(a)                       5,427
      300        Dynamex, Inc.(a)                                          4,425
    3,000        Forward Air Corp.                                        72,810
    1,900        Frozen Food Express Industries, Inc.                     10,792
    3,400        HUB Group, Inc. Class A(a)                               90,202
    7,008        Heartland Express, Inc.                                 110,446
   10,400        Hythiam, Inc.(a),(c)                                      4,056
   10,600        J.B. Hunt Transport Services, Inc.                      278,462
    5,700        Knight Transportation, Inc.                              91,884
    5,300        Landstar System, Inc.                                   203,679
    1,237        Marten Transport Ltd.(a)                                 23,454
    3,162        Old Dominion Freight Line, Inc.(a)                       89,991
      400        P.A.M. Transportation Services, Inc.(a)                   2,800
    3,900        Pacer International, Inc.                                40,677
    1,500        Quality Distribution, Inc.(a)                             4,500
    1,400        TAL International Group, Inc.                            19,740
      700        USA Truck, Inc.(a)                                        9,653
    8,500        UTI Worldwide, Inc.                                     121,890
      900        Universal Truckload Services, Inc.(a)                    12,744
    1,800        Wabash National Corp.                                     8,100
    5,700        Werner Enterprises, Inc.                                 98,838
    5,729        YRC Worldwide, Inc.(a),(c)                               16,442
                                                                    ------------
                                                                       1,561,697
                                                                    ------------
                 Total Common Stocks - 95.5%                         190,453,980
                                                                    ------------
                 WARRANTS(g)

                 BUSINESS MACHINES - 0.0%
        2        Lantronix, Inc. (expires 2/09/11)                             -
                                                                    ------------
                 ENERGY & UTILITIES - 0.0%
       30        GreenHunter Energy, Inc. (expires 8/27/11)(h)                 -
                                                                    ------------
                 MOTOR VEHICLES - 0.0%
      249        Federal-Mogul Corp. Class A
                  (expires 12/27/14)                                          37
                                                                    ------------
                 Total Warrants - 0.0%                                        37
                                                                    ------------
                 RIGHTS

                 DRUGS & MEDICINE - 0.0%
    4,000        Ligand Pharmaceuticals Inc.(f),(i)                            -
                                                                    ------------
                 Total Rights - 0.0%                                           -
                                                                    ------------
                 OTHER INTERESTS(j)

                 DRUGS & MEDICINE - 0.0%
      700        Tripos, Inc. Liquidating Trust(f)                             -
                                                                    ------------
                 ENERGY & UTILITIES - 0.0%
      600        PetroCorp Inc. (Escrow Shares)(f)                             -
                                                                    ------------
                 Total Other Interests - 0.0%                                  -
                                                                    ------------
                 Total Long-Term Investments
                    (cost - $256,291,831) - 95.5%                    190,454,017
                                                                    ------------

================================================================================

                                                 SCHEDULE OF INVESTMENTS  |   89

================================================================================

--------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)            INDUSTRY/ISSUE                                            VALUE
--------------------------------------------------------------------------------
                 SHORT-TERM SECURITIES
   $6,982        BlackRock Liquidity Series, LLC Cash Sweep
                    Series, 1.64%(e),(k)                            $  6,982,379
    8,331        BlackRock Liquidity Series, LLC Money Market
                    Series, 0.80%(e),(k),(l)                           8,331,433
                                                                    ------------
                 Total Short-Term Securities
                    (Cost - $15,313,812) - 7.7%                       15,313,812
                                                                    ------------
                 TOTAL INVESTMENTS
                    (Cost - $271,605,643*) - 103.2%                  205,767,829
                                                                    ------------
                 LIABILITIES IN EXCESS OF OTHER
                    ASSETS - (3.2)%                                   (6,364,871)
                                                                    ------------
                 NET ASSETS - 100.0%                                $199,402,958
                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                      $274,459,171
                                                                    ============
Gross unrealized appreciation                                       $ 20,592,303
Gross unrealized depreciation                                        (89,283,645)
                                                                    ------------
Net unrealized depreciation                                         $(68,691,342)
                                                                    ============

(a) Non-income-producing security.
(b) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(c) Security, or a portion of security, is on loan.
(d) Depositary receipts.
(e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                             PURCHASE        SALE           REALIZED
AFFILIATE                        COST        COST        GAIN (LOSS)     INCOME
--------------------------------------------------------------------------------
Anthracite Capital, Inc.     $ 24,304     $     5,153      $ (2,250)    $  5,441
BlackRock, Inc.              $196,596     $ 1,017,748      $444,397     $ 16,770
BlackRock Liquidity
  Series, LLC Cash
  Sweep Series               $      -     $ 2,295,567*     $      -     $230,866
BlackRock Liquidity
  Series, LLC Money
  Market Series              $      -     $37,252,463*     $      -     $498,365

 *  Represents net sales cost.
(f) Security is valued in accordance with the Series' fair valuation policy.
(g) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Restricted security as to resale, representing 0.0% of net assets, was as follows:

                                        ACQUISITION
ISSUE                                          DATE          COST        VALUE
------------------------------------------------------------------------------
GreenHunter Energy, Inc.        4/18/2008-5/16/2008          $  -         $  -

(i) The rights may be exercised until 12/31/11.
(j) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.
(k) Represents the current yield as of report date.
(l) Security was purchased with the cash proceeds from securities loans.
 o For Series compliance purposes, the Series' industry classifications refer to any one or

================================================================================

90   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

    more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

 o Financial futures contracts purchased as of December 31, 2008, were as follows:

                                       EXPIRATION       FACE          UNREALIZED
CONTRACTS   ISSUE                         DATE          VALUE       APPRECIATION
--------------------------------------------------------------------------------
       44   Russell 2000 Index         March 2009     $2,054,670        $136,090
      122   S&P 400 Midcap Index       March 2009     $6,203,550         350,290
                                                                        --------
TOTAL                                                                   $486,380
                                                                        ========

 o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), which clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
 o Level 1 -- price quotations in active markets/exchanges for identical securities
 o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
 o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

    The following table summarizes the inputs used as of December 31, 2008, in determining the fair valuation of the Series' investments:

VALUATION          INVESTMENTS IN      OTHER FINANCIAL
INPUTS               SECURITIES          INSTRUMENTS*
------------------------------------------------------
Level 1              $190,454,017          $486,380
Level 2                15,313,812                 -
Level 3                         -                 -
                     ---------------------------------
Total                $205,767,829          $486,380
                     =================================

 * Other financial instruments are futures.

    The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

                                                                     INVESTMENTS
                                                                   IN SECURITIES
--------------------------------------------------------------------------------
Balance, as of January 1, 2008                                            $    -
Change in unrealized appreciation (depreciation)(1)                          105
Net purchases (sales)                                                       (105)
                                                                          ------
Balance, as of December 31, 2008                                          $    -
                                                                          ======

(1) Included in the related net change in unrealized appreciation/depreciation of the Statement of Operations.

================================================================================

                                                 SCHEDULE OF INVESTMENTS  |   91

================================================================================

Portfolio Information as of December 31, 2008

--------------------------------------------------------------------------------

INDUSTRY                                                          % OF LONG-TERM
REPRESENTATION                                                       INVESTMENTS
--------------------------------------------------------------------------------
Miscellaneous Finance                                                        12%
Drugs & Medicine                                                             11
Business Services                                                            11
Electronics                                                                   7
Real Property                                                                 6
Energy & Utilities                                                            5
Insurance                                                                     5
Banks                                                                         5
Producer Goods                                                                4
Energy & Raw Materials                                                        4
Domestic Oil                                                                  4
Retail                                                                        3
Food & Agriculture                                                            2
Chemicals                                                                     2
Media                                                                         2
Construction                                                                  2
Non-Durables                                                                  2
Telephone                                                                     2
Air Transport                                                                 1
Travel & Recreation                                                           1
Motor Vehicles                                                                1
Aerospace                                                                     1
Apparel                                                                       1
Business Machines                                                             1
Trucking & Freight                                                            1
Non-Ferrous Metals                                                            1
Railroads & Shipping                                                          1
Paper & Forest Products                                                       1
Steel                                                                         1

   For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

DERIVATIVE INSTRUMENTS

The Series may invest in various derivative instruments, including futures and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Series' ability to successfully use a derivative instrument depends on the Advisor's ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series' investments in these instruments are discussed in detail in the Notes to Financial Statements.

See accompanying notes to financial statements.

================================================================================

92   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

--------------------------------------------------------------------------------

ASSETS:
  Investments at value - unaffiliated (including securities
    loaned of $7,874,721) (cost - $256,076,250)                     $190,168,546
  Investments at value - affiliated (cost - $15,529,393)              15,599,283
  Investments sold receivable                                          1,301,365
  Contributions receivable from investors                                266,055
  Dividends receivable                                                   262,649
  Margin variation receivable                                            171,678
  Securities lending income receivable - affiliated                       31,704
  Prepaid expenses                                                         9,094
  Other assets                                                               369
                                                                    ------------
       Total assets                                                  207,810,743
                                                                    ------------
LIABILITIES:
  Collateral at value - securities loaned                              8,331,433
  Bank overdraft                                                          23,134
  Investments purchased payable                                           19,161
  Investment advisory fees payable                                         1,599
  Other affiliates payable                                                 1,254
  Officer's and directors' fees payable                                       56
  Other accrued expenses payable                                          31,148
                                                                    ------------
       Total liabilities                                               8,407,785
                                                                    ------------
NET ASSETS:
  Net assets                                                        $199,402,958
                                                                    ============
NET ASSETS CONSIST OF:
  Investors' capital                                                $264,754,392
  Net unrealized appreciation/depreciation                           (65,351,434)
                                                                    ------------
  Net assets                                                        $199,402,958
                                                                    ============

See accompanying notes to financial statements.

================================================================================

                                                    FINANCIAL STATEMENTS  |   93

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                                        $   3,635,227
  Foreign taxes withheld                                                  (2,497)
  Income - affiliated                                                    253,077
  Securities lending - affiliated                                        498,365
                                                                   -------------
       Total income                                                    4,384,172
                                                                   -------------
EXPENSES:
  Custodian                                                               82,202
  Professional                                                            75,343
  Accounting services                                                     73,832
  Investment advisory                                                     27,788
  Officer and directors                                                   19,922
  Printing                                                                14,059
  Miscellaneous                                                            8,454
                                                                   -------------
       Total expenses                                                    301,600
  Less fees paid indirectly                                                 (243)
                                                                   -------------
       Total expenses after fees paid indirectly                         301,357
                                                                   -------------
                                                                       4,082,815
                                                                   -------------
NET INVESTMENT INCOME

REALIZED & UNREALIZED GAIN (LOSS):
  Net realized gain (loss) from:
    Investments -- affiliated                                            442,147
    Investments -- unaffiliated                                       10,323,433
    Futures                                                           (6,941,983)
                                                                   -------------
                                                                       3,823,597
                                                                   -------------
  Net change in unrealized appreciation/depreciation on:
    Investments                                                     (139,582,240)
    Futures                                                              450,745
                                                                   -------------
                                                                    (139,131,495)
                                                                   -------------
       Total realized and unrealized loss                           (135,307,898)
                                                                   -------------
  Net decrease in net assets resulting from operations             $(131,225,083)
                                                                   =============

See accompanying notes to financial statements.

================================================================================

94   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

--------------------------------------------------------------------------------

                                                                2008            2007
------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $   4,082,815    $   4,968,923
  Net realized gain                                        3,823,597       17,639,615
  Net change in unrealized appreciation/depreciation    (139,131,495)      (4,537,443)
                                                       ------------------------------
  Net increase (decrease) in net assets resulting
    from operations                                     (131,225,083)      18,071,095
                                                       ------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from contributions                             92,218,871      120,701,475
  Fair value of withdrawals                              (78,350,356)    (146,355,748)
                                                       ------------------------------
  Net increase (decrease) in net assets derived
      from capital transactions                           13,868,515      (25,654,273)
                                                       ------------------------------
NET ASSETS:
  Total decrease in net assets                          (117,356,568)      (7,583,178)
  Beginning of year                                      316,759,526      324,342,704
                                                       ------------------------------
  End of year                                          $ 199,402,958    $ 316,759,526
                                                       ==============================

See accompanying notes to financial statements.

================================================================================

                                                    FINANCIAL STATEMENTS  |   95

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        YEAR ENDED DECEMBER 31,
                                         ----------------------------------------------------
                                             2008       2007       2006       2005       2004
                                         ----------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return                    (39.13)%     5.22%     15.92%     10.58%     18.43%
                                         ----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Total expenses after
 fees paid indirectly                        0.11%      0.08%      0.08%      0.07%      0.09%
                                         ----------------------------------------------------
Total expenses                               0.11%      0.08%      0.08%      0.07%      0.09%
                                         ----------------------------------------------------
Net investment income                        1.47%      1.33%      1.66%      1.25%      1.08%
                                         ----------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (000)            $199,403   $316,760   $324,343   $252,955   $217,991
                                         ====================================================
Portfolio turnover                             33%        33%        24%        18%        23%
                                         ----------------------------------------------------

See accompanying notes to financial statements.

================================================================================

96   |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series"), a diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue non-transferable interests, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

VALUATION OF INVESTMENTS -- Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  97

================================================================================

value each business day. The Series values its investments in Cash Sweep Series and Money Market Series each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

DERIVATIVE FINANCIAL INSTRUMENTS -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial or index futures contracts and options on such futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at

================================================================================

98 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

  the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

INCOME TAXES - The Series is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Series is disregarded as an entity from its owner for tax purposes, therefore, it is not required to file income tax returns. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  99

================================================================================

limitations on the Series' tax returns remains open for the years ended December 31, 2005, through December 31, 2007. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

SECURITIES LENDING -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended December 31, 2008, the Series received only cash collateral for any securities loaned.

RECENT ACCOUNTING PRONOUNCEMENT -- In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables

================================================================================

100 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact of the Series' financial statement disclosures, if any, is currently being assessed.

BANK OVERDRAFT -- The Series recorded a bank overdraft, which resulted from estimates of available cash.

OTHER -- Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

(2) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets. The Advisor has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. This waiver is in place until December 31, 2008, and was subsequently renewed until May 1, 2009.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  101

================================================================================

that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the year ended December 31, 2008, the Series reimbursed the Advisor $5,084 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are on the Statement of Operations as fees paid indirectly.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2008, the Series lent securities with a value of $225,914 to MLPF&S, or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended December 31, 2008, BIM received $122,735 in securities lending agent fees.

In addition, MLPF&S received $4,669 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Series reimburses the Advisor for compensation paid to the Master LLC's Chief Compliance Officer.

(3) INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008, were $95,511,727 and $90,864,856, respectively.

================================================================================

102 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(4) SHORT-TERM BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the year ended December 31, 2008.

(5) MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional, or global political, social, or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  103

================================================================================

The extent of the Series' exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series' Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

(6) SUBSEQUENT EVENT

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

================================================================================

104 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                      PRINCIPAL                 BLACKROCK -
                           POSITION(S)         LENGTH OF            OCCUPATION(S)              ADVISED FUNDS
NAME, ADDRESS AND           HELD WITH         TIME SERVED            DURING PAST               AND PORTFOLIOS         PUBLIC
YEAR OF BIRTH              MASTER LLC       AS A DIRECTOR(2)         FIVE YEARS                   OVERSEEN         DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS(1)

Ronald W. Forbes         Director and       Since 2007          Professor Emeritus of         34 Funds              None
40 East 52nd Street      Co-Chair of the                        Finance, School of            81 Portfolios
New York, NY 10022       Board of                               Business, State
1940                     Directors                              University of New York
                                                                at Albany since 2000.

Rodney D. Johnson        Director and       Since 2007          President, Fairmount          34 Funds              None
40 East 52nd Street      Co-Chair of the                        Capital Advisors, Inc.        81 Portfolios
New York, NY 10022       Board of                               since 1987; Director,
1941                     Directors                              Fox Chase Cancer
                                                                Center since
                                                                2002; Member of
                                                                the Archdiocesan
                                                                Investment
                                                                Committee of the
                                                                Archdiocese of
                                                                Philadelphia
                                                                since 2003;
                                                                Director, The
                                                                Committee of
                                                                Seventy (civic)
                                                                since 2006.

David O. Beim            Director           Since 2007          Professor of Finance          34 Funds              None
40 East 52nd Street                                             and Economics at the          81 Portfolios
New York, NY 10022                                              Columbia University
1940                                                            Graduate School of
                                                                Business since
                                                                1991; Trustee,
                                                                Phillips Exeter
                                                                Academy since
                                                                2002; Formerly
                                                                Chairman, Wave
                                                                Hill Inc.
                                                                (public garden
                                                                and cultural
                                                                center) from
                                                                1990 to 2006.

================================================================================

                                    OFFICERS' AND DIRECTORS' INFORMATION  |  105

================================================================================

                                                                                                 NUMBER OF
                                                                      PRINCIPAL                 BLACKROCK -
                           POSITION(S)         LENGTH OF            OCCUPATION(S)              ADVISED FUNDS
NAME, ADDRESS AND           HELD WITH         TIME SERVED            DURING PAST               AND PORTFOLIOS         PUBLIC
YEAR OF BIRTH              MASTER LLC       AS A DIRECTOR(2)         FIVE YEARS                   OVERSEEN         DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner        Director           Since 2007          Formerly Executive            34 Funds              NSTAR
40 East 52nd Street                                             Vice President of             81 Portfolios         (electric and
New York, NY 10022                                              Teachers Insurance                                  gas utility)
1939                                                            and Annuity
                                                                Association and
                                                                College Retirement
                                                                Equities Fund from
                                                                1989 to 2003.

Herbert I. London        Director and       Since 2007          Professor Emeritus,           34 Funds              AIMS
40 East 52nd Street      Member of                              New York University           81 Portfolios         Worldwide, Inc.
New York, NY 10022       the Audit                              since 2005;                                         (marketing)
1939                     Committee                              John M. Olin Professor
                                                                of Humanities,
                                                                New York
                                                                University from
                                                                1993 to 2005 and
                                                                Professor
                                                                thereof from
                                                                1980 to 2005;
                                                                President,
                                                                Hudson Institute
                                                                (policy research
                                                                organization)
                                                                since 1997 and
                                                                Trustee thereof
                                                                since 1980;
                                                                Chairman of the
                                                                Board of
                                                                Trustees for
                                                                Grantham
                                                                University since
                                                                2006; Director,
                                                                InnoCentive,
                                                                Inc. (strategic
                                                                solutions
                                                                company) since
                                                                2005; Director,
                                                                Cerego, LLC
                                                                (software
                                                                development and
                                                                design) since
                                                                2005.

Cynthia A.               Director           Since 2007          Professor, Harvard            34 Funds              Newell
Montgomery                                                      Business School               81 Portfolios         Rubbermaid,
40 East 52nd Street                                             since 1989; Director,                               Inc.
New York, NY 10022                                              Harvard Business                                    (manufacturing)
1952                                                            School Publishing
                                                                since 2005; Director,
                                                                McLean Hospital
                                                                since 2005.

================================================================================

106  |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                                 NUMBER OF
                                                                      PRINCIPAL                 BLACKROCK -
                           POSITION(S)         LENGTH OF            OCCUPATION(S)              ADVISED FUNDS
NAME, ADDRESS AND           HELD WITH         TIME SERVED            DURING PAST               AND PORTFOLIOS         PUBLIC
YEAR OF BIRTH              MASTER LLC       AS A DIRECTOR(2)         FIVE YEARS                   OVERSEEN         DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.     Director           Since 2007          Director, The West            34 Funds              Greenlight
40 East 52nd Street                                             Penn Allegheny Health 81      Portfolios            Capital Re, Ltd.
New York, NY 10022                                              System (a not-for-profit                            (reinsurance
1947                                                            health system)                                      company)
                                                                since 2008;
                                                                Formerly
                                                                Partner, Amarna
                                                                Corporation, LLC
                                                                (private
                                                                investment
                                                                company) from
                                                                2002 to 2008;
                                                                Director, Jones
                                                                and Brown
                                                                (Canadian
                                                                insurance
                                                                broker) since
                                                                1998; General
                                                                Partner, Thorn
                                                                Partners, LP
                                                                (private
                                                                investment)
                                                                since 1998.

Robert C. Robb, Jr.      Director           Since 2007          Partner, Lewis, Eckert,      34 Funds               None
40 East 52nd Street                                             Robb and Company             81 Portfolios
New York, NY 10022                                              (management and
1945                                                            financial consulting
                                                                firm) since
1981.

Toby Rosenblatt          Director           Since 2007          President, Founders          34 Funds               A.P. Pharma,
40 East 52nd Street                                             Investments Ltd.             81 Portfolios          Inc. (specialty
New York, NY 10022                                              (private investments)                               pharmaceuticals)
1938                                                            since 1999; Director of
                                                                Forward
                                                                Management, LLC
                                                                since 2007;
                                                                Director, The
                                                                James Irvine
                                                                Foundation
                                                                (philanthropic
                                                                foundation)
                                                                since 1997;
                                                                Formerly
                                                                Trustee, State
                                                                Street Research
                                                                Mutual Funds
                                                                from 1990 to
                                                                2005; Formerly,
                                                                Trustee,
                                                                Metropolitan
                                                                Series Funds,
                                                                Inc. from 2001
                                                                to 2005.

================================================================================

                                    OFFICERS' AND DIRECTORS' INFORMATION  |  107

================================================================================

                                                                                                 NUMBER OF
                                                                      PRINCIPAL                 BLACKROCK -
                           POSITION(S)         LENGTH OF            OCCUPATION(S)              ADVISED FUNDS
NAME, ADDRESS AND           HELD WITH         TIME SERVED            DURING PAST               AND PORTFOLIOS         PUBLIC
YEAR OF BIRTH              MASTER LLC       AS A DIRECTOR(2)         FIVE YEARS                   OVERSEEN         DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish         Chair of           Since 2007          Managing Partner,             34 Funds              None
40 East 52nd Street      the Audit                              Urish Popeck & Co., LLC       81 Portfolios
New York, NY 10022       Committee                              (certified public
1951                     and Director                           accountants and
                                                                consultants)
                                                                since 1976;
                                                                Member of
                                                                External
                                                                Advisory Board,
                                                                The Pennsylvania
                                                                State University
                                                                Accounting
                                                                Department since
                                                                2001; Trustee,
                                                                The Holy Family
                                                                Foundation since
                                                                2001; Committee
                                                                Member/Professional
                                                                Ethics Committee
                                                                of the
                                                                Pennsylvania
                                                                Institute of
                                                                Certified Public
                                                                Accountants
                                                                since 2007;
                                                                Formerly
                                                                President and
                                                                Trustee,
                                                                Pittsburgh
                                                                Catholic
                                                                Publishing
                                                                Associates from
                                                                2003 to 2008;
                                                                Formerly
                                                                Director,
                                                                Inter-Tel from
                                                                2006 to 2007.

================================================================================

108  |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                                 NUMBER OF
                                                                      PRINCIPAL                 BLACKROCK -
                           POSITION(S)         LENGTH OF            OCCUPATION(S)              ADVISED FUNDS
NAME, ADDRESS AND           HELD WITH         TIME SERVED            DURING PAST               AND PORTFOLIOS         PUBLIC
YEAR OF BIRTH              MASTER LLC       AS A DIRECTOR(2)         FIVE YEARS                   OVERSEEN         DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter      Director and       Since 2007          Professor and Dean            34 Funds              None
40 East 52nd Street      Member of                              Emeritus of the               81 Portfolios
New York, NY 10022       the Audit                              Joseph M. Katz School
1945                     Committee                              of Business, University
                                                                of Pittsburgh
                                                                since 2005 and
                                                                Dean thereof
                                                                from 1997 to
                                                                2005. Director,
                                                                Alkon
                                                                Corporation
                                                                (pneumatics)
                                                                since 1992;
                                                                Formerly
                                                                Director,
                                                                Indotronix
                                                                International
                                                                (IT services)
                                                                from 2004 to
                                                                2008; Director,
                                                                Tippman Sports
                                                                (recreation)
                                                                since 2005.

(1) Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
(2) Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC's board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

================================================================================

                                    OFFICERS' AND DIRECTORS' INFORMATION  |  109

================================================================================

                                                                                                 NUMBER OF
                                                                      PRINCIPAL                 BLACKROCK -
                           POSITION(S)        LENGTH OF             OCCUPATION(S)              ADVISED FUNDS
NAME, ADDRESS AND           HELD WITH         TIME SERVED            DURING PAST               AND PORTFOLIOS         PUBLIC
YEAR OF BIRTH              MASTER LLC        AS A DIRECTOR           FIVE YEARS                   OVERSEEN         DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(1)

Richard S. Davis         Director           Since 2007          Managing Director,            174 Funds             None
40 East 52nd Street                                             BlackRock, Inc.               286 Portfolios
New York, NY 10022                                              since 2005; Formerly
1945                                                            Chief Executive Officer,
                                                                State Street
                                                                Research &
                                                                Management
                                                                Company from
                                                                2000 to 2005;
                                                                Formerly
                                                                Chairman of the
                                                                Board of
                                                                Trustees, State
                                                                Street Research
                                                                Mutual Funds
                                                                from 2000 to
                                                                2005; Formerly
                                                                Chairman, SSR
                                                                Realty from 2000
                                                                to 2004.

Henry Gabbay             Director           Since 2007          Consultant, BlackRock,        174 Funds             None
40 East 52nd Street                                             Inc. since 2007;              286 Portfolios
New York, NY 10022                                              Formerly Managing
1947                                                            Director, BlackRock,
                                                                Inc. from 1989
                                                                to 2007;
                                                                Formerly Chief
                                                                Administrative
                                                                Officer,
                                                                BlackRock
                                                                Advisors, LLC
                                                                from 1998 to
                                                                2007; Formerly
                                                                President of
                                                                BlackRock Funds
                                                                and BlackRock
                                                                Bond Allocation
                                                                Target Shares
                                                                from 2005 to
                                                                2007 and
                                                                Treasurer of
                                                                certain
                                                                closed-end funds
                                                                in the BlackRock
                                                                fund complex
                                                                from 1989 to
                                                                2006.

(1) Mr. Davis is an "interested person" as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

================================================================================

110  |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                            POSITION(S)
NAME, ADDRESS AND          HELD WITH THE          LENGTH OF                        PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH                MASTER LLC          TIME SERVED                       DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
MASTER LLC OFFICERS(1)

Donald C. Burke            Master LLC            Since 2007        Managing Director of BlackRock, Inc. since 2006; Formerly
40 East 52nd Street        Presidentand Chief                      Managing Director of Merrill Lynch Investment Managers,
New York, NY 10022         Executive Officer                       L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in
1960                                                               2006; First Vice President thereof from 1997 to 2005;
                                                                   Treasurer thereof from 1999 to 2006 and Vice President
                                                                   thereof from 1990 to 1997.

Anne F. Ackerley           Vice President        Since 2007        Managing Director of BlackRock, Inc. since 2000; Chief
40 East 52nd Street                                                Operating Officer of BlackRock's U.S. Retail Group since
New York, NY 10022                                                 2006; Head of BlackRock's Mutual Fund Group from 2000
1962                                                               to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and
                                                                   from 1988 to 2000, most recently as First Vice President and
                                                                   Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews            Chief Financial       Since 2007        Managing Director of BlackRock, Inc. since 2006; Formerly
40 East 52nd Street        Officer                                 Senior Vice President and Line of Business Head of Fund
New York, NY 10022                                                 Accounting and Administration at PNC Global Investment
1966                                                               Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife                Treasurer             Since 2007        Managing Director of BlackRock, Inc. since 2007 and
40 East 52nd Street                                                Director in 2006; Formerly Assistant Treasurer of the
New York, NY 10022                                                 MLIM/FAM advised funds from 2005 to 2006; Director of
1970                                                               MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan          Chief                 Since 2007        Chief Compliance Officer of the BlackRock-advised Funds
40 East 52nd Street        Compliance                              since 2007; Managing Director and Senior Counsel
New York, NY 10022         Officer                                 of BlackRock, Inc. since 2005; Director and Senior
1959                                                               Counsel of BlackRock Advisors, Inc. from 2001
                                                                   to 2004 and Vice President and Senior Counsel
                                                                   thereof from 1998 to 2000.

Howard B. Surloff          Secretary             Since 2007        Managing Director of BlackRock, Inc. and General Counsel
40 East 52nd Street                                                of U.S. Funds at BlackRock, Inc. since 2006; Formerly
New York, NY 10022                                                 General Counsel (U.S.) of Goldman Sachs Asset
1965                                                               Management, L.P. from 1993 to 2006.

(1) Officers of the Master LLC serve at the pleasure of the Board of Directors.

================================================================================

                                    OFFICERS' AND DIRECTORS' INFORMATION  |  111

================================================================================

ADDITIONAL INFORMATION

CUSTODIAN
JPMorgan Chase Bank
Brooklyn, NY 11245

ACCOUNTING AGENT
State Street Bank and
Trust Company
Princeton, NJ 08540

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
Princeton, NJ 08540

LEGAL COUNSEL
Sidley Austin LLP
New York, NY 10019

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AVAILABILITY OF PROXY VOTING

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC's website at http://www.sec.gov.

================================================================================

112  |  MASTER EXTENDED MARKET INDEX SERIES

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                             JP Morgan Chase Bank
                                      3 Chase Metrotech
                                      Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                      State Street Bank and Trust Company
                                      500 College Road East
                                      Princeton, New Jersey 08540
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to "Investments."
(800) 531-USAA                        View account balances, activity, and fund
         (8722)                       prices; or exchange or redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

    USAA
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    San Antonio, TX 78288                                          PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
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    37733-0209                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2008 and 2007 were $244,927 and $132,967, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2008 and 2007 were $63,500 and $60,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2008 and 2007 were $0 and $4,575, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2008 and 2007 were $108,000 and $101,895, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.